Portfolio of Investments June 30, 2025
All-American
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.2%
17,206,000 EXCHANGE-TRADED FUNDS - 0 .5% 17,206,000
700,000 Nuveen Municipal Income ETF $ 17,206,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $17,677,750) 17,206,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3770982595 MUNICIPAL BONDS - 100 .7% 3770982595
ALABAMA - 2.8%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500% 09/01/45 1,466,828
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 1,628,085
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,395,310
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,168,499
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 15,766,825
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,642,864
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,017,756
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,221,584
1,990,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 2,013,713
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,128,821
9,400,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 9,027,540
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 6,270,408
475,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 333,193
15,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 15,511,013
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,693,716
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,064,643
TOTAL ALABAMA 103,350,798
ARIZONA - 2.2%
1,220,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 1,221,106
2,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,683,390
19,000,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 12,817,204
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 1,571,154

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100% 12/01/37 $ 2,675,061
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 8,498,824
9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,701,460
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,033,745
935,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/42 936,857
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5 .000 01/01/53 2,346,047
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,651,231
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 6,968,844
3,500,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 2,958,656
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 1,050,385
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 13,990,603
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 7,299,007
TOTAL ARIZONA 81,403,574
ARKANSAS - 0.6%
5,045,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,056,810
7,370,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 7,098,023
5,000,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 4,854,018
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,541,908
TOTAL ARKANSAS 22,550,759
CALIFORNIA - 12.9%
4,900,000 Atascadero Unified School District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .000 08/01/50 5,069,072
10,050,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023D,
(Mandatory Put 11/01/28)
5 .500 05/01/54 10,579,035
21,445,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 22,672,563
22,580,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 23,939,680
10,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 10,642,761

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,775,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000% 11/01/55 $ 1,832,602
2,630,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,631,012
25,260,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 17,692,372
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 4,998,833
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,633,742
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 484,834
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5 .000 08/01/44 2,146,835
10,400,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 9,861,310
2,200,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,113,137
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,028,330
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,068,903
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 973,024
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,097,436
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 27,260,832
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,010,424
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,053,117
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,572,167
8,835,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,874,797
14,225,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,228,243
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/37 1,458,761
415,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 366,944
810,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 697,227
10,335,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 9,675,038
3,355,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,024,586
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/49 989,797
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/59 1,924,126
525,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 514,824

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000% 07/01/64 $ 955,477
16,245,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/39 16,797,129
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/45 12,007,268
2,460,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 03/01/49 2,564,422
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,003,473
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,749,939
3,800,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 3,396,681
6,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding Senior
Lien Series 2020A
5 .000 05/15/38 6,298,612
25,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5 .000 05/15/44 25,050,568
5,195,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Unlimited Ad
Valorem Property Tax, Refunding Series 2025A
5 .000 07/01/38 5,772,292
1,000,000 Manteca Financing Authority, California, Sewer Revenue
Bonds, Series 2009
5 .750 12/01/36 1,009,301
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,343,304
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 2,991,121
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7 .000 11/01/34 5,325,406
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/39 2,454,115
2,300,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/43 2,447,725
2,025,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/45 2,128,342
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 5,197,118
21,280,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 21,995,972
3,250,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/34 3,742,494
1,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/36 1,138,355
1,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/37 1,126,879
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/41 2,692,779
15,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 17,890,336

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .000% 09/01/42 $ 2,752,708
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/37 3,597,878
8,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/38 9,056,166
665,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 666,917
8,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 7,997,568
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,969,593
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/41 5,000,057
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 11,592,223
5,050,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 5,052,944
3,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5 .000 05/01/48 2,963,090
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 4,504,587
4,735,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 4,764,174
4,245,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 4,245,748
3,125,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/46 3,244,084
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 1,033,620
1,205,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/45 1,256,046
2,770,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/46 2,875,555
3,095,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 3,199,054
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 3,502,570
275,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 281,797
9,075,000 Templeton Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election 2024 Series
2025A
5 .000 08/01/50 9,373,305
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 5,148,677
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,404,398
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,278,313

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000% 08/01/29 $ 2,567,618
TOTAL CALIFORNIA 481,524,162
COLORADO - 5.0%
1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 968,156
1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 981,336
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 490,901
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,017,567
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,246,502
575,000 (a) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 572,982
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 387,996
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 998,944
9,000,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,493,085
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,840,468
2,450,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 2,527,095
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,066,946
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 3,044,220
6,680,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 6,808,349
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 1,401,187
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 21,829,995
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,384,447
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,320,463
3,265,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 3,222,083
1,385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 1,354,626
3,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-
refunded 9/01/25)
4 .000 09/01/34 3,004,017
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,687,661
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 945,442

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125% 12/15/54 $ 966,766
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,028,700
18,390,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/34 19,622,840
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 3,002,477
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,056,364
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 17,627
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 335,721
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 15,702
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 18,769
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,256,851
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 1,284,263
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 856,687
2,900,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,827,465
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 1,769,910
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 954,697
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 1,734,731
20,250,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 17,358,571
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000 12/01/45 618,676
830,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5 .000 12/01/40 857,387
4,250,000 (a) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 4,121,769
1,125,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 1,050,110
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 515,319
2,468,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,421,975
1,810,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,895,208

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500% 11/15/38 $ 3,624,061
2,410,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,095,008
3,555,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 3,374,775
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,543,563
3,620,000 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,311,025
500,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 467,237
1,000,000 (a),(c) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 674,206
1,500,000 (a) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 1,520,421
3,611,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 2,700,203
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 485,042
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,899,921
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 4,610,362
7,740,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 4,832,956
2,200,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,087,930
3,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,333,359
TOTAL COLORADO 186,743,122
CONNECTICUT - 0.9%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 2,469,428
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,401,939
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,007,450
16,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 15,736,606
2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/36 2,514,443
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/39 2,484,461
TOTAL CONNECTICUT 33,614,327
DELAWARE - 0.3%
2,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1 .250 10/01/45 1,980,871
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,073,780
1,000,000 (d) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 989,999

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 1,345,000 (d) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650% 07/01/49 $ 1,291,607
TOTAL DELAWARE 12,336,257
DISTRICT OF COLUMBIA - 0.8%
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000 06/01/50 6,404,498
2,890,000 (d) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4 .000 10/01/53 2,395,609
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/37 1,469,920
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/31 3,021,575
9,375,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/34 9,635,501
8,570,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 8,803,644
TOTAL DISTRICT OF COLUMBIA 31,730,747
FLORIDA - 7.4%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,886,473
345,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 345,210
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000 09/01/44 8,662,334
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,289,920
245,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 227,363
7,910,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 6,845,168
3,470,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 2,948,678
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,010,715
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 856,166
565,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 529,385
610,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 536,275
2,290,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,138,216
1,100,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 994,269
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5 .000 07/01/49 7,067,116
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 303,466
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,179,578
1,550,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .125 06/15/46 1,549,885

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,500,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125% 06/15/44 $ 1,500,071
315,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 266,914
10,100,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 10,223,242
20,690,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 20,586,550
9,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 8,659,013
6,100,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 6,063,091
2,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 2,339,921
5,950,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 5,971,628
2,280,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 2,277,866
4,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 4,164,493
24,620,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 25,305,056
1,270,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,203,923
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida,
Hospital Revenue Bonds, Series 2024
5 .250 06/01/54 12,105,453
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 22,046,913
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 990,524
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,016,832
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,524,319
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 1,982,217
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 250,103
785,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 785,382
1,375,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 1,347,616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000% 10/01/45 $ 3,668,510
38,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Series 2009C - AGC Insured
0 .000 10/01/44 14,884,307
11,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 11,996,403
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,198,589
5,025,000 (d) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 4,965,948
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,777,262
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/45 10,213,950
365,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 367,284
265,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 256,259
630,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 613,873
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,105,898
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5 .000 08/01/38 1,792,809
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .250 11/15/39 4,328,675
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 897,997
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,320,071
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 4,046,257
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/42 2,985,519
500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance
Projects, Series 2014A
5 .000 07/01/29 500,609
6,860,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance
Projects, Series 2014A
5 .250 07/01/44 6,860,742
2,640,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,474,544
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 12,858,591
TOTAL FLORIDA 276,095,441
GEORGIA - 1.2%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,310,668
1,650,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,661,093
2,500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,300,000

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,000,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000% 01/01/40 $ 520,000
3,500,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .250 07/01/41 3,641,305
8,335,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 8,472,325
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 4,928,509
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,058,108
17,600,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,551,310
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,261,875
TOTAL GEORGIA 46,705,193
HAWAII - 0.0%
1,400,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,401,937
TOTAL HAWAII 1,401,937
IDAHO - 0.5%
466,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 469,831
1,000,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 972,254
1,485,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,384,694
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,309,182
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,260,710
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000 12/01/38 1,944,844
2,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,469,891
1,806,000 (d) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .050 01/01/39 1,760,948
1,235,000 (d) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .450 01/01/44 1,191,433
2,675,000 (d) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 2,576,932
TOTAL IDAHO 18,340,719
ILLINOIS - 9.3%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 68,770,713
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/35 2,295,086
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/37 1,328,344
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/38 1,658,844
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/39 1,044,965
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/42 2,033,357

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 625,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2012A
5 .000% 12/01/42 $ 586,927
1,215,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/39 1,201,104
35,090,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 35,270,271
3,890,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .500 12/01/31 4,157,185
15,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/32 15,597,058
10,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/34 10,313,996
10,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .250 12/01/35 10,392,355
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,255,523
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 1,883,527
8,805,000 (d) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 8,959,604
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 705,865
2,175,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 2,160,413
6,000,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,306,223
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 5,363,219
1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,834,963
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,732,969
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 476,012
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,487,550
1,450,000 (b) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 1,478,837
5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 4,580
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/42 640,455
220,000 (a) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 220,790
855,000 (a) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 850,111
760,000 (a) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 756,658
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 10,819,230
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 12,345,164
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,533,330
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 18,438
1,105,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C, (Pre-refunded
8/15/25)
5 .000 08/15/35 1,107,500
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 2,033,886
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,757,535

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000% 08/15/41 $ 13,354,375
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/49 462,083
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,349,084
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 9,999,942
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/48 4,661,087
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,547,572
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,384,498
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,109,114
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,043,684
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,602,015
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,616,213
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 2,777,464
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 12,146,573
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 3,107,918
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,102,338
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 6,854,564
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,344,041
6,450,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - AGM Insured
0 .000 12/15/52 1,536,666
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 1,187,988
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 6,534,669
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 13,551,631
1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/34 1,839,796
3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 3,132,265
TOTAL ILLINOIS 347,628,167
INDIANA - 2.0%
2,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,751,031
825,000 (a) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 744,153
3,710,000 (a) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016
7 .000 12/01/34 3,713,290
6,075,000 (a) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016
7 .250 12/01/44 6,078,366
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4 .000 06/01/44 4,393,100
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 1,480,688
2,790,000 (a) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,134,945

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000% 10/01/32 $ 886,276
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/33 866,683
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/34 888,981
4,200,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .500 10/01/55 4,400,760
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,452,873
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,918,479
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,513,806
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 8,793,550
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,881,556
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,131,535
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,253,362
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250 03/01/67 3,056,596
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,573,169
TOTAL INDIANA 74,913,199
IOWA - 0.9%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 1,927,337
25,575,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 29,005,405
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 201,575
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 235,714
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 1,396,889
2,600,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 2,450,708
TOTAL IOWA 35,217,628
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,349,522
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,088,203
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,199,746
TOTAL KANSAS 3,637,471

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.2%
$ 6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125% 10/01/34 $ 5,323,492
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,557,058
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,553,135
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,567,811
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 8,473,812
2,450,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 2,452,798
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,101,611
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,657,203
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/30 3,956,030
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/31 1,880,333
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3 .000 10/01/43 4,264,736
TOTAL KENTUCKY 45,788,019
LOUISIANA - 1.2%
19,650,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013,
(AMT)
6 .500 07/01/36 19,654,838
1,600,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,611,817
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,375,269
3,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,758,213
10,315,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 10,624,963
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 6,602,882
1,100,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 933,699
500,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 537,065
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 1,629,386
TOTAL LOUISIANA 46,728,132

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.3%
$ 725,000 (a) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625% 12/01/47 $ 706,825
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,200,321
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,335,644
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 882,973
TOTAL MAINE 10,125,763
MARYLAND - 1.0%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 9,747,500
665,000 (a) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 615,416
1,000,000 (a),(f) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,012,379
17,255,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 17,559,292
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/42 8,374,727
TOTAL MARYLAND 37,309,314
MASSACHUSETTS - 1.9%
3,613,640 (a),(e) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 960,887
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,202,395
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,596,295
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 4,891,614
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,714,762
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,395,050
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,081,649
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,005,315
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,405,760
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 16,316,928
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,721,508
4,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 4,513,507
13,320,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/51 13,328,056
TOTAL MASSACHUSETTS 72,133,762

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.4%
$ 3,585,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000% 07/01/48 $ 3,615,715
3,900,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/46 3,912,535
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 1,415,243
3,360,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 3,516,826
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 3,361,144
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 2,404,335
2,270,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 2,381,230
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/48 3,236,510
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 3,004,242
1,500,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 1,549,838
1,430,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
4 .000 11/15/46 1,204,969
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 2,457,073
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/44 2,635,513
1,115,000 (d) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .100 12/01/39 1,062,713
2,725,000 (d) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .500 12/01/44 2,618,985
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,514
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 3,956,609
2,455,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 2,532,818
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .000 12/01/33 1,680,649
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/41 1,812,132
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/43 1,444,876
TOTAL MICHIGAN 51,054,469
MINNESOTA - 1.4%
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 141,277
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 226,898
2,805,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,538,711
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 2,639,304
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 2,921,697

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000% 07/01/56 $ 9,014,155
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 11,749,669
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 412,435
16,825,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 15,747,394
2,500,000 (b) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/27 2,516,475
235,000 (b) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 236,549
725,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 669,883
1,525,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 1,379,911
1,780,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,638,559
TOTAL MINNESOTA 51,832,917
MISSISSIPPI - 0.3%
4,500,000 (d) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/48 4,895,415
6,200,000 (d) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/53 6,668,617
TOTAL MISSISSIPPI 11,564,032
MISSOURI - 2.2%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,339,416
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/39 5,051,848
18,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 17,834,931
1,650,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,474,756
3,630,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .000 11/15/45 3,164,693
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 1,907,255
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 14,954,359
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,564,884
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 8,070,609
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/31 3,996,682

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000% 07/15/32 $ 5,344,143
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/33 4,543,219
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/34 4,833,557
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/35 3,918,903
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/36 1,231,084
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 270,480
1,267,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 443,450
TOTAL MISSOURI 82,944,269
MONTANA - 0.2%
4,385,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 4,450,540
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 1,905,187
TOTAL MONTANA 6,355,727
NEBRASKA - 0.8%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 7,834,951
6,500,000 (d) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .550 09/01/44 6,234,654
17,500,000 (d) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 16,909,858
TOTAL NEBRASKA 30,979,463
NEVADA - 0.1%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,093,520
4,359,392 (a),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 44
3,900,000 (a) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 3,695,250
TOTAL NEVADA 4,788,814
NEW HAMPSHIRE - 0.7%
4,399,453 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 4,019,717
12,405,000 (a) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 12,448,537
12,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 9,992,030
TOTAL NEW HAMPSHIRE 26,460,284
NEW JERSEY - 1.7%
9,090,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500 06/15/29 9,463,939
5,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5 .000 06/15/49 4,970,912
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,256,375

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000% 09/01/37 $ 1,073,500
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,922,699
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/41 2,071,875
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/42 1,236,445
1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/43 1,298,851
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/38 1,112,170
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/41 3,428,673
15,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 7,934,135
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,500,140
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/44 5,505,044
4,000,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,314,362
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/26 3,211,125
9,185,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 9,600,333
TOTAL NEW JERSEY 63,900,578
NEW MEXICO - 0.0%
990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .350 07/01/51 566,963
TOTAL NEW MEXICO 566,963
NEW YORK - 13.2%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,801,787
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 2,658,418
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 253,810
1,790,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,671,349
4,800,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,120,295
1,260,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,145,570
3,035,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,411,359
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,140,809
20,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University Series 2025A
5 .000 07/01/46 20,536,096
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 98,464
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 286,388

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000% 10/01/37 $ 1,545,077
1,045,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 1,130,900
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/40 1,065,104
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 1,531,615
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/40 5,091,953
9,315,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
4 .000 03/15/40 8,884,785
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 7,453,759
23,820,000 (d) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 24,063,128
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 7,796,225
405,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 402,272
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,146,902
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 1,297,871
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 921,396
455,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 429,309
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 704,846
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,133,662
6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/41 6,544,119
10,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
4 .750 11/15/45 9,759,188
11,000,000 (d) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 11,074,339
7,040,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/43 6,230,163
2,550,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/44 2,232,922
4,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/44 4,566,353
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 1,537,629
2,350,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 2,288,345
3,040,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .650 11/01/49 2,937,110

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,585,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750% 11/01/54 $ 1,543,415
750,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 768,180
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 670,272
3,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,920,000
1,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 640,000
10,085,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1
5 .000 07/15/43 10,190,860
6,110,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 6,110,789
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 15,847,823
7,540,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5 .000 08/01/43 7,688,310
6,700,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series D-1
5 .250 05/01/42 7,043,681
1,455,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/41 1,526,900
2,570,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/42 2,676,963
1,250,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/43 1,294,381
3,650,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/45 3,735,517
4,590,000 (d) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .450 10/01/44 4,444,168
5,505,000 (d) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .600 10/01/49 5,243,474
4,675,000 (d) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .650 10/01/54 4,508,530
10,450,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/42 10,950,746
9,570,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/44 9,907,951
1,375,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,212,811
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 7,964,419
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,925,900
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,111,967
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 7,937,344
2,870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,935,171
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,462,354

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 21,455,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500% 06/30/54 $ 21,607,824
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/38 2,109,205
780,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/42 813,838
3,220,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 3,327,977
8,115,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 7,978,598
12,640,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 12,414,663
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,004,279
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,187,358
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/35 14,939,577
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,982,803
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,747,879
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,275,306
1,750,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/36 1,837,014
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/38 2,067,454
1,625,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/40 1,661,607
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/37 5,449,305
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/39 2,334,090
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/40 7,956,633
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/41 10,566,449
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/42 6,882,289

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000% 11/15/43 $ 2,133,626
300,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/54 309,833
2,370,000 (d) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .250 12/01/54 2,447,681
33,950,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .500 12/01/59 35,669,038
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,407,270
1,760,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,850,310
TOTAL NEW YORK 492,117,149
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 806,431
TOTAL NORTH CAROLINA 806,431
NORTH DAKOTA - 0.4%
10,770,000 (d) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,423,752
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 3,846,689
TOTAL NORTH DAKOTA 14,270,441
OHIO - 1.3%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 4,840,765
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,395,825
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,587,961
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,607,985
2,240,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/52 2,059,796
8,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 7,842,221
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/41 2,702,653
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 1,529,889
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,457,168
3,350,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 3,352,365
5,000,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,435,537
990,000 (d) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .350 09/01/44 949,928
2,075,000 (d) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 1,967,270

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000% 12/31/39 $ 3,706,404
8,585,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 8,892,297
TOTAL OHIO 50,328,064
OKLAHOMA - 0.7%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5 .000 07/01/47 1,453,106
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 8,804,055
14,595,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 14,424,681
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,255,289
TOTAL OKLAHOMA 25,937,131
OREGON - 0.2%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 2,825,771
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,462
4,100,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,103,797
TOTAL OREGON 7,107,030
PENNSYLVANIA - 4.9%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,039
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/36 1,085,273
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/37 1,076,861
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/38 1,067,747
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/40 1,310,365
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .500 01/01/41 2,131,345
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 2,069,276
10,665,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 10,966,238
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3 .000 08/15/53 5,960,452
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 3,857,635
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 5,653,720
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 517,464

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000% 02/15/39 $ 9,003,790
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5 .000 05/01/44 1,198,900
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 3,953,030
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,461,290
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/37 1,921,527
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4 .000 08/15/34 8,700,848
2,410,000 (a),(e),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (a),(e),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,651,094
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,008,324
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,236,021
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 5,239,442
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,739,642
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 3,591,346
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 2,990,328
7,130,000 (d),(f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 7,314,626
6,780,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 6,541,705
2,730,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,600,306
1,310,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 1,263,786
4,545,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,423,251
4,545,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .800 10/01/51 4,372,697
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 15,402,142
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 25,668,887
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,189,328

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000% 05/01/36 $ 2,578,139
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/37 2,312,057
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 614,761
2,230,000 (a) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 1,965,110
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/29 2,041,454
7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/30 7,590,308
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,016,931
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/33 3,360,119
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,625,854
TOTAL PENNSYLVANIA 182,588,940
PUERTO RICO - 1.9%
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,738,946
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 6,874,091
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 27,706,426
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 14,443,106
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 959,533
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 13,829,157
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,448,460
TOTAL PUERTO RICO 69,999,719
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,549,725
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,729,523
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,795,889
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,505,869
TOTAL SOUTH CAROLINA 9,581,006
SOUTH DAKOTA - 0.0%
910,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 900,443
TOTAL SOUTH DAKOTA 900,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 2.3%
$ 2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .625% 06/01/35 $ 2,199,109
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,025,114
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 410,710
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,292,649
4,755,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4 .875 12/01/25 4,786,528
145,000 (b) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5 .000 04/01/41 155,088
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5 .000 04/01/41 2,746,980
1,035,000 (b) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .125 07/01/25 1,035,000
9,570,000 (b) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .250 07/01/28 9,881,259
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4 .000 04/01/36 1,820,785
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 311,326
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 2,989,816
5,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 5,011,691
100,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 91,021
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,138,762
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/39 2,657,523
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/42 1,335,059
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/43 2,011,674
515,000 (a) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 467,022
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 3,962,941
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 382,333

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 10,805,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000% 07/01/28 $ 11,436,228
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 12,753,812
360,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4 .500 06/01/28 363,112
570,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
5 .125 06/01/36 574,066
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,137,877
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 5,171,341
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5 .000 06/01/41 500,071
TOTAL TENNESSEE 86,648,897
TEXAS - 4.2%
400,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 376,658
1,700,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 1,633,685
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,639,222
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 8,666,848
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 10,688,623
5,500,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4 .250 12/01/34 5,371,330
300,000 (a) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 280,723
230,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 239,429
1,000,000 (a) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,007,782
700,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 706,900
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,740,517
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,915,005
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 857,163
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000 08/01/35 1,225,457
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,042,755
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 821,459
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 9,941,857

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000% 06/01/33 $ 8,353,336
4,750,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4 .050 11/01/50 4,652,586
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/39 2,646,489
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 2,347,454
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 1,392,884
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,183,794
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/39 1,248,749
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 2,563,219
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 335,382
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,364,066
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 1,283,630
3,300,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 3,300,462
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 520,338
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 606,022
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 444,264
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 693,304
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 6,624,730
10,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 9,479,431
10,880,000 (b) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 13,088,978
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/43 2,076,652

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000% 08/01/44 $ 1,549,718
7,205,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 7,451,767
1,000,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 1,013,929
620,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 627,287
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 934,703
555,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 514,386
535,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 535,021
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,771,189
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 365,515
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 665,375
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 3,009,648
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/37 1,841,643
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,412,260
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,039,025
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 593,022
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,782,210
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,592,942
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,644,451
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,203,178
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,377,221
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,360,464
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/49 5,088,985
TOTAL TEXAS 157,735,122

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.3%
$ 500,000 (a) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625% 12/01/54 $ 485,375
740,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 733,056
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 467,591
1,000,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,001,213
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,087,414
2,600,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 1,955,668
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/42 19,044,756
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/37 13,317,162
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/41 1,759,445
1,750,000 (d) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,695,130
3,470,000 (d) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 3,332,097
660,000 (d) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 629,392
1,000,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,000,024
TOTAL UTAH 48,508,323
VIRGIN ISLANDS - 0.1%
1,100,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,090,620
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/29 1,070,706
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/31 1,808,261
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/44 1,270,861
TOTAL VIRGIN ISLANDS 5,240,448
VIRGINIA - 1.9%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 6,468,453
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,484,796
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5 .000 02/01/40 5,281,168
10,000,000 (d) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .450 09/01/44 9,725,130
4,325,000 (d) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .600 09/01/49 4,114,790
8,500,000 (d) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .650 09/01/54 8,083,747
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,169,691

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 2,000,000 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500% 07/01/49 $ 1,610,390
3,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250 06/15/50 3,546,587
2,600,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250 06/15/55 2,630,057
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 2,103,682
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 12,525,089
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 3,749,660
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 4,877,274
TOTAL VIRGINIA 70,370,514
WASHINGTON - 2.7%
5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5 .000 12/01/38 5,356,462
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 4,840,356
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 4,888,143
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 5,601,598
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 3,374,419
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,722,124
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/37 10,209,065
6,995,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/38 7,109,607
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,036,779
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,121,080
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,156,458
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,960,011
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,120,381
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,492,694
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,702,973
1,155,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,024,145
2,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/46 1,668,592
3,805,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/51 3,029,964

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,240,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000% 01/01/48 $ 1,960,544
13,994,968 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 12,733,004
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5 .000 08/01/44 4,667,991
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/43 6,884,134
TOTAL WASHINGTON 99,660,524
WEST VIRGINIA - 0.2%
550,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 561,367
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,565,991
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,903,671
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,047,665
1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/41 1,763,644
TOTAL WEST VIRGINIA 6,842,338
WISCONSIN - 3.8%
1,745,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,748,436
815,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/40 781,822
200,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 161,730
720,000 (a),(b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 734,641
1,430,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,107,664
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,054,349
10,952 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 320
9,573 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 263
9,420 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 242
9,114 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 216
8,961 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 200
11,641 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 240
11,488 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 224

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,105 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/54 $ 202
10,876 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 186
10,646 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 173
579,414 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 417,742
11,795 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 179
11,488 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 165
11,182 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 152
10,952 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 139
10,799 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 129
10,493 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 118
10,263 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 109
10,033 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 101
9,880 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 93
10,646 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 93
128,214 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 1,007
26,928 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 854
26,549 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 775
26,359 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 724
26,169 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 673
25,790 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 612
28,255 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 631

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 727,382 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750% 07/01/51 $ 489,453
28,066 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 580
27,687 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 539
27,497 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 501
27,118 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 465
26,738 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 434
26,549 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 404
26,169 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 375
25,980 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 352
25,790 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 327
25,411 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 303
25,221 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 283
24,842 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 264
24,652 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 248
24,463 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 230
24,083 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 209
313,660 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 2,465
2,000,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,804,411
5,730,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 5,060,351
1,650,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,122
2,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/64 1,822,694
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 3,653,072

Portfolio of Investments June 30, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 14,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750% 12/01/42 $ 13,300,000
5,000,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 5,059,348
2,735,000 (a),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 2,177,991
1,360,000 (a),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (a),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 (a),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,228,754
10,050,000 (a) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,069,558
3,360,000 (a) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 3,187,981
2,900,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 2,698,685
7,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,972,052
3,525,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,498,449
1,465,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,454,503
6,495,000 (b) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 1,649,821
27,005,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 4,389,835
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 18,037,048
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 6,861,112
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 653,021
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,854,937
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 948,265
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 3,285,916
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 5,636,562
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/46 4,873,135
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 2,980,299

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4 .350% 07/01/36 $ 2,041,018
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/34 4,862,165
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 3,739,481
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 3,567,096
TOTAL WISCONSIN 142,614,068
TOTAL MUNICIPAL BONDS
(Cost $3,819,689,040) 3,770,982,595
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 32
CAPITAL GOODS - 0.0%
321,690 (e),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $3,837,688,480) 3,788,188,627
FLOATING RATE OBLIGATIONS - (4.5)% (170,140,000)
OTHER ASSETS & LIABILITIES, NET -  3.3% 124,682,549
NET ASSETS - 100% $ 3,742,731,176
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $439,590,458 or 11.6% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments June 30, 2025
(continued)
All-American

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 17,206,000 $ – $ – $ 17,206,000
Municipal Bonds – 3,770,982,113 482 3,770,982,595
Variable Rate Senior Loan Interests – – 32 32
Total $ 17,206,000 $ 3,770,982,113 $ 514 $ 3,788,188,627

Portfolio of Investments June 30, 2025
Intermediate Duration
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
8,603,000 EXCHANGE-TRADED FUNDS - 0 .1% 8,603,000
350,000 Nuveen Municipal Income ETF $ 8,603,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,603,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 3,492,390 (a),(b) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Guaranteed Structured Pass Through
Class A Series 2024ML-023, Series 2024 ML23
4 .700% 04/25/42 3,480,782
13,038,055 Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140 01/25/40 12,545,824
4,606,820 Federal Home Loan Mortgage Corporation, Notes, Series 2022
M068
3 .150 10/15/36 4,048,283
4,978,357 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, Series 2021 21-ML08
1 .877 07/25/37 4,000,925
7,887,035 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, Series 2021 ML10
2 .032 01/25/38 6,294,161
4,712,350 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, Series 2024 ML22
4 .685 10/25/40 4,806,069
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $39,382,710) 35,176,044
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7686083210 MUNICIPAL BONDS - 97 .5% 7686083210
ALABAMA - 2.2%
1,920,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,905,343
3,645,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,519,001
1,390,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,332,662
4,230,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 4,042,963
1,500,000 (c) Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,510,132
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,775,036
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,007,015
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,947,308
3,765,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4 .000 12/01/49 3,768,451
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,767,554
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,153,365
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,320,134
2,725,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,855,734
4,930,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4 .000 07/01/52 4,972,139
5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 5,360,914
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,065,086

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000% 08/01/28 $ 1,054,350
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,078,136
5,825,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 5,835,753
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,342,182
2,235,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 1,402,462
1,725,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 1,082,438
2,060,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,015,296
5,675,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 5,970,027
1,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,054,831
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,340,675
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,889,224
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,942,833
15,010,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 15,530,634
4,000,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,225,887
21,395,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 22,560,944
5,345,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 5,457,902
3,500,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,658,699
130,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .000 08/01/25 130,072
4,250,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,206,084
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998, (Mandatory Put 1/21/09)
3 .650 06/01/28 10,124,608
TOTAL ALABAMA 170,205,874

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.1%
$ 5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000% 12/01/41 $ 4,691,349
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,199,678
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,412,522
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,631,069
TOTAL ALASKA 11,934,618
ARIZONA - 1.2%
1,030,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,055,119
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,886,523
2,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 2,003,283
16,915,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,792,418
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,343,192
2,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,006,182
22,840,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 23,250,928
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 781,962
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,041,732
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,862,374
890,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 775,818
1,950,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,960,235
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 480,551
2,080,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,811,441
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,655,874
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4 .000 07/01/44 929,329
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/26 3,707,853
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/27 4,414,847
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,236,848
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 764,086

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,890,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Refunding Series 2017B
5 .000% 07/01/25 $ 1,890,000
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/36 1,323,811
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,313,447
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,167,841
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 5,708,369
5,785,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 6,527,738
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,065,608
1,340,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,416,319
TOTAL ARIZONA 96,173,728
ARKANSAS - 0.8%
3,140,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,147,351
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,181,373
14,355,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 13,825,253
1,785,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,732,885
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,463,054
165,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 159,968
1,220,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450 07/01/44 1,181,946
2,875,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,794,945
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 656,758
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/38 661,332
670,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/39 708,178
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 736,432
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,137,198
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,260,993
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,563,483
325,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3 .875 02/01/43 324,039
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000% 07/01/28 $ 1,504,221
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,940,413
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,794
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,607,539
855,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/25 856,249
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 715,979
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,316,253
1,260,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,325,555
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,120,209
TOTAL ARKANSAS 61,541,808
CALIFORNIA - 4.6%
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 5,242,006
5,210,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 5,588,613
12,920,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 13,355,847
11,020,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 11,621,663
9,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 9,578,485
8,860,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,504,356
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,499,061
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/32 1,364,934
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 660,480
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 343,552
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,116,484
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/38 2,840,081
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,465,518
8,880,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 10,143,911
3,385,000 California Educational Facilities Authority, Revenue Bonds,
University of Southern California, Series 2025A
5 .000 10/01/35 3,967,079

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000% 08/15/35 $ 1,214,848
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,352,588
1,025,000 (e) California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, (Pre-
refunded 10/01/25), (Mandatory Put 10/01/25)
5 .000 10/01/39 1,030,280
14,223,667 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 14,182,381
2,800,993 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,612,847
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,159,000
6,680,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,685,956
2,120,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 2,405,488
1,375,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,541,276
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,637,141
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,068,010
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,059,769
6,720,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2020A,
(AMT), (Mandatory Put 9/01/25)
3 .950 10/01/45 6,720,337
2,500,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2004, (AMT),
(Mandatory Put 12/01/25)
4 .100 12/01/44 2,500,325
2,590,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,745,059
2,500,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,627,210
2,500,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,605,451
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,055,351
24,490,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-1, (AMT)
3 .375 07/01/25 24,490,000
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 12,313,536
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,248,158
5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 5,429,523
1,500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,522,333
2,695,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,721,104

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,200,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000% 12/01/36 $ 4,209,474
6,180,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 5,997,812
885,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 908,210
2,530,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,566,948
3,790,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,807,176
4,900,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,226,953
6,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,132,252
6,605,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 4,995,920
4,070,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,132,915
5,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,333,480
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/33 1,487,544
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,283,426
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 818,115
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,065,867
1,305,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,262,672
1,000,000 Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A &
C, Series 2014C
5 .000 09/01/30 1,003,369
1,015,000 Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A &
C, Series 2014C
5 .000 09/01/32 1,018,419
465,000 Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A &
C, Series 2014C
5 .000 09/01/34 466,566
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,901,538
1,000,000 Los Angeles Community College District, California, General
Obligation Bonds, 2016 Election Series 2024E
5 .000 08/01/30 1,120,837
5,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Senior Series 2024A
5 .000 06/01/30 5,583,429
1,220,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Senior Series 2024A
5 .000 06/01/31 1,385,052

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,415,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
5 .000% 05/15/26 $ 7,528,884
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,216,931
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5 .000 07/01/26 2,400,339
8,915,000 (c) Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 9,095,580
7,500,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 8,453,725
400,000 Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A - BAM
Insured
5 .000 09/01/29 401,509
1,830,000 Mount Diablo Unified School District, Contra Costa County,
California, General Obligation Bonds, Election of 2018 Series
2025C
5 .000 08/01/38 2,051,219
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,888,455
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 10,165,108
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 8,091,584
2,280,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 2,672,083
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,452,826
1,910,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/36 2,174,259
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 3,902,190
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,492,213
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,279,416
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,170,926
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,181,853
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,089,206
1,415,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5 .000 07/01/25 1,415,000
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,442,995
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,423,670
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,347,912
2,500,000 West Contra Costa Unified School District, Contra Costa
County, California, General Obligation Bonds, Series 2008B
6 .000 08/01/25 2,505,687
TOTAL CALIFORNIA 360,771,585

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 2.8%
$ 6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500% 12/01/37 $ 7,206,496
3,665,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 4,224,282
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,352,090
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,526,958
1,600,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,549,050
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,260,042
1,250,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,346,621
7,677,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 7,695,029
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,096,903
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,424,507
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,386,475
10,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,980
6,495,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,552,478
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/25 1,898,179
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,116,030
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,363,115
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,247,465
2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,300,627
3,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5 .000 11/15/48 3,272,367
4,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/25 4,014,879
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,862,090
11,370,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put
8/01/25)
5 .000 08/01/49 11,389,140
33,615,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,872,706
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,830,176
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 406,682
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,683,585
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/36 997,334
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,827,412
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,236,798

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000% 12/01/31 $ 8,745,296
525,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/25 523,789
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,926,001
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 978,960
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,248,779
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,318,194
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,733,611
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,644,985
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,519,698
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 505,872
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 651,619
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,170,119
1,730,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,678,132
330,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 320,106
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5 .000 09/01/40 1,058,785
5,900,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,749,100
635,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 642,852
1,040,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 901,763
3,945,000 (f) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,617,041
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/36 699,259
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 623,634
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 575,465
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 789,321
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 529,071
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 589,906
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 475,088
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,109,426

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000% 07/15/40 $ 3,168,114
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,930,639
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 7,881,178
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 856,627
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 612,504
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 602,357
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,018,025
TOTAL COLORADO 220,344,812
CONNECTICUT - 1.7%
1,870,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5 .000 07/01/35 2,145,218
4,985,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 4,966,778
1,785,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,859,580
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,805,100
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 9,972,892
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 703,853
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,142,035
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 790,578
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 613,302
6,925,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 7,891,621
10,235,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2014A, (Mandatory Put
2/10/26)
2 .800 07/01/48 10,170,483
10,680,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 10,516,158
5,900,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 6,290,869
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,137,934
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,732,014
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,250,951
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,604,230
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,058,223
3,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 3,010,335
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,634,278

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350% 11/15/40 $ 1,999,764
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,068,139
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 7,695,402
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 16,253,853
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 995,029
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 1,968,077
1,350,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/25 1,352,078
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,048,560
1,720,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2022A
5 .000 07/01/25 1,720,000
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,768,340
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,411,414
TOTAL CONNECTICUT 132,577,088
DELAWARE - 0.6%
18,740,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1 .250 10/01/45 18,560,763
1,945,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 1,884,332
1,290,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,264,039
695,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 688,050
1,340,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,298,203
2,105,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 1,993,665
1,495,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200 07/01/40 1,461,619
5,000,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 5,008,284
12,140,000 Delaware State, General Obligation Bonds, Series 2025 4 .125 05/01/43 11,676,523
TOTAL DELAWARE 43,835,478
DISTRICT OF COLUMBIA - 1.6%
3,155,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 3,155,138
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 35,789,735
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 17,192,259
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,429,157
5,500,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 5,837,718
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,571,913
35,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 35,706
1,250,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,315,093
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,965,270

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000% 10/01/36 $ 1,687,752
4,915,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2015B, (AMT)
5 .000 10/01/35 4,937,463
5,605,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,742,345
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,262,437
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,619,730
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,640,480
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,319,327
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,577,192
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,759,448
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,103,956
2,835,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,965,583
TOTAL DISTRICT OF COLUMBIA 128,907,702
FLORIDA - 3.6%
40,000 Broward County School Board, Florida, Certificates of
Participation, Series 2015A
5 .000 07/01/25 40,000
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000 07/01/26 11,435,616
5,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,320,220
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,014,069
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,151,421
5,500,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,696,057
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,177,482
1,375,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/25 1,372,742
865,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 863,390
470,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 470,214
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/32 9,726,162
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/33 7,354,101
4,195,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,109,499
160,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,865
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,169,600
1,000,000 (b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 996,861

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,870,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000% 07/15/32 $ 4,845,650
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 20,845,396
12,715,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 11,589,406
3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,250,396
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 4,995,321
30,000,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 30,834,756
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,365,375
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,897,648
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/34 6,046,950
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,306,888
915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 855,671
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,832,220
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,746,998
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450 07/01/44 7,241,152
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,272,515
1,525,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Refunding Series 2016A
5 .000 10/01/30 1,557,649
2,250,000 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series
2021A
5 .000 07/01/25 2,250,000
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,216,748
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,381,699
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,204,329
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,449,354
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,668,510
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,069,199
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,178,370
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,108,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000% 10/01/29 $ 7,796,539
11,365,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 12,322,025
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,332,950
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,154,477
2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,079,602
1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 988,289
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,804,315
585,000 (b) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 517,798
315,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/36 290,075
425,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 358,058
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,535,574
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,576,697
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,343,696
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,533,596
7,410,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5 .000 10/01/33 7,493,067
1,870,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,278,029
1,500,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,472,135
TOTAL FLORIDA 286,946,373
GEORGIA - 2.0%
1,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,002,939
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,502,901
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,444,069
1,020,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company Vogtle Plant,
First Series 2013, (Mandatory Put 3/12/27)
3 .375 11/01/53 1,017,764
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,299,755
1,235,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,149,000
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,704,482
4,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 3,452,664
8,285,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 6,766,182

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400% 12/01/41 $ 3,073,771
960,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 932,133
4,220,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 4,087,177
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,653,868
5,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400 12/01/44 4,801,284
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,358,115
5,775,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,565,697
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/32 5,000,245
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,000,235
11,275,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 11,383,343
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,703,919
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,627,136
17,400,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,351,863
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,216,210
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,216,672
17,130,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 18,172,737
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,159,267
8,580,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,129,655
TOTAL GEORGIA 160,773,083
GUAM - 0.2%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 405,313
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 462,294
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 831,788
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,325,273
1,095,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 1,164,037
1,450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/36 1,527,353
1,350,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/37 1,410,350
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 652,496
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/25 500,000
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 658,633
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 513,661
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,039,735
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,050,483

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000% 07/01/30 $ 1,166,240
TOTAL GUAM 12,707,656
HAWAII - 0.5%
3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000 09/01/29 3,619,007
21,210,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 17,829,368
6,495,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,399,635
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,188,268
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 2,227,187
1,500,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/33 1,679,955
1,005,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,035,242
1,550,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Series 2021B
5 .000 07/01/25 1,550,000
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,494,799
TOTAL HAWAII 38,023,461
IDAHO - 0.3%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 304,350
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,243,851
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/46 1,227,118
110,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 118,722
1,000,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 948,438
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 734,571
5,210,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 5,046,644
12,230,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 10,982,239
TOTAL IDAHO 20,605,933
ILLINOIS - 8.2%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,552,564
479,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 476,473
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,014,789
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 938,450
463,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 460,557
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,375,802
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,411,158
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 30,008,577
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 1,890,902

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000% 04/01/42 $ 998,552
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/37 1,168,511
10,900,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 11,232,401
3,125,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/27 3,206,096
6,515,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/30 6,613,618
2,600,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017D
5 .000 12/01/31 2,623,167
2,700,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 2,698,623
8,925,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/36 8,693,535
2,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/32 2,951,321
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/33 1,005,778
1,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/35 1,490,316
2,545,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/26 2,410,469
3,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019B
5 .000 12/01/33 3,969,623
19,585,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 20,130,254
3,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/30 3,117,759
10,110,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .500 12/01/31 10,804,405
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 5,976,289
6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/37 6,246,805
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 926,753
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .250 01/01/38 3,396,421
2,045,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 2,065,341
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 4,994,409
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 8,469,864
725,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 731,491
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,126,441
1,265,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,313,534
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,575,449
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,040,241
2,525,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,360,776
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,147,685
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000 11/01/28 1,231,023

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250% 12/15/39 $ 4,337,151
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,023,875
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,005,785
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,395,916
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,443,733
2,975,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 2,757,740
1,016,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .000 03/01/26 1,015,579
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,046,551
4,560,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 4,632,604
4,965,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 5,150,360
6,660,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 6,766,310
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,007,151
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,155,201
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,567,049
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 77,867
915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 933,197
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,407,066
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,154,706
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 71,392
1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,534,931
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,655,306
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,373,625
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,721,129
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,897,491
2,410,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,462,278
3,170,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/34 3,238,764

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,010,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000% 07/01/35 $ 5,118,678
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,003,994
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,942,845
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,007,383
1,545,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 1,545,224
2,900,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/29 2,902,158
1,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015B
5 .000 11/15/28 1,501,336
2,220,000 (e) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C, (Pre-refunded
8/15/25)
5 .000 08/15/35 2,225,023
5,750,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 5,763,011
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,267,938
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,184,098
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,564,407
2,750,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,779,118
1,975,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 1,991,818
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,728,382
3,125,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,234,247
13,360,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 12,667,746
5,090,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,521,406
3,070,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
1 .000 12/01/43 3,110,461
7,500,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,278,192
13,655,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,233,275
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 929,845
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 14,505,619
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 459,181
5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450 10/01/44 5,252,448
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,015,256
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,055,052
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,492,893
2,990,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 3,091,704

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,765,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000% 11/01/25 $ 1,775,666
3,575,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 3,570,085
9,345,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 9,575,516
20,240,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 21,148,098
1,560,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,616,118
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,123,635
4,035,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/26 4,083,908
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,672,808
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,088,021
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,330,240
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,663,370
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,666,668
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,211,991
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,393,091
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,864,567
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,015,123
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,089,262
3,235,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,223,604
5,035,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 5,117,338
12,020,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/34 12,098,201
3,465,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/35 3,486,346
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,532,777
1,165,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,201,824
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,695,835
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,777,092
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,868,532
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/27 1,890,520
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,973,890

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000% 12/01/29 $ 1,596,525
2,430,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/28 2,446,987
2,500,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/29 2,516,957
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000 11/01/31 1,542,155
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 3,618,601
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 454,803
1,810,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,379,037
9,045,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,397,876
6,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,127,747
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,010,316
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,170,621
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,315,644
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 7,266,707
345,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .100 03/01/26 345,042
400,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 401,736
275,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 275,030
471,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450 03/01/30 472,011
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 316,094
10,000,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,082,449
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 337,161
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 681,787
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,492,799
3,040,000 (e) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,102,080
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,291,171
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,080,819
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,204,319
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,305,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000% 01/01/36 $ 2,554,273
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000 01/01/37 2,536,274
3,935,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/39 4,164,682
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,200,333
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,097,483
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,747,564
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 973,223
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,251,409
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,810,503
5,000,000 (e) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5 .000 11/15/41 5,038,546
3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/26 3,772,476
TOTAL ILLINOIS 646,184,413
INDIANA - 2.9%
4,500,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 9/02/25)
3 .950 05/01/28 4,501,147
10,000,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Series 2012, (AMT),
(Mandatory Put 9/02/25)
3 .950 05/01/28 10,002,549
2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 2,072,719
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,234,738
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 3,004,515
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,033,349
4,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 3,991,914
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,383,155
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,294,940
12,830,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,226,109
3,850,000 (c) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
1 .000 10/01/64 4,107,815
9,530,000 (c) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
1 .000 10/01/63 10,380,175
4,260,000 (e) Indiana Finance Authority, Lease Appropriation Bonds, Stadium
Project, Refunding Series 2015A, (Pre-refunded 8/01/25)
5 .250 02/01/37 4,267,432

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000% 10/01/26 $ 1,713,067
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 982,332
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 7,691,182
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,440,687
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 4,845,379
7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550 07/01/44 7,400,028
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,722,656
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,463,209
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,072,554
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,282,380
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,091,570
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,422,016
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,058,398
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,696,519
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 4,863,589
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,043,387
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000 01/01/36 33,297,848
7,675,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,661,675
2,610,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,639,549
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/26 1,026,759
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/27 1,808,021
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 1,803,013
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/31 2,704,520
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,460,834
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,870,673
31,315,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 31,598,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,875,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200% 06/01/44 $ 2,874,092
TOTAL INDIANA 231,034,569
IOWA - 0.9%
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,214,570
5,555,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 5,932,800
3,305,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 3,748,303
8,930,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,127,792
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,656,685
5,775,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 5,782,711
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,183,445
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,650,490
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,722,899
1,000,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5 .000 08/01/34 1,144,486
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 819,202
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,170,869
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,680,752
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/31 1,699,175
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,697,986
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,053,056
8,155,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,255,537
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,200,685
2,975,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 2,899,261
TOTAL IOWA 70,640,704
KANSAS - 0.4%
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,960,182
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,530,064
7,950,000 (e) Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B, (Pre-refunded 9/01/25)
5 .000 09/01/29 7,975,030
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,470,818
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 3,472,148

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000% 06/15/28 $ 5,082,751
2,400,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 2,457,870
TOTAL KANSAS 33,948,863
KENTUCKY - 1.6%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 107,517
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 482,309
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 171,259
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,042,709
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 3,987,634
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 18,262,695
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,004,272
3,485,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,575,856
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,213,614
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,040,521
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,603,433
1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400 07/01/44 1,551,441
2,055,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 2,031,333
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 961,890
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 998,921
2,475,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,646,399
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,324,052
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,281,549
7,800,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 8,332,157
7,035,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 5,849,862
1,005,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/25 1,005,464
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,070,326

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000% 08/01/27 $ 1,123,916
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,178,599
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,242,896
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,938,681
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,040,482
18,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,456,980
3,655,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 3,865,349
5,940,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 5,964,894
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 996,173
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,365,820
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 4,419,972
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,388,782
5,305,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 4,718,338
TOTAL KENTUCKY 129,246,095
LOUISIANA - 1.9%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 14,556,172
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/39 8,451,080
3,020,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,298,010
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,249,676
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,771,781
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 2,881,192
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,023,103
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 12/01/45 3,472,047
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Louisiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 9,100,424
17,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 16,383,416
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,473,805
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,096,133
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,218,802

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000% 05/15/31 $ 1,802,651
1,140,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,168,340
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,631,296
3,870,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 4,156,142
1,000,000 (d) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 850,000
25,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,434
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,125,743
35,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,608
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,471,427
40,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,694
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,958,014
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,120,589
3,230,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000 05/01/40 3,126,237
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,098,303
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 942,884
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,007,230
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,443,557
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,348,836
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,388,695
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/25 483,408
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 801,948
3,265,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,479,431
2,185,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 2,161,428
17,110,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 17,079,857
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 780,476
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,556,570
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,580,212
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,865,712

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000% 12/01/33 $ 1,635,339
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,472,448
TOTAL LOUISIANA 148,614,150
MAINE - 0.5%
4,560,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,633,269
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,330,287
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 829,492
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 204,139
150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 156,369
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 254,659
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 675,423
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/30 218,244
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,268,556
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,033,952
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,188,407
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 4,700,434
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,219,150
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,237,460
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,170,910
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,166,004
TOTAL MAINE 42,286,755
MARYLAND - 1.5%
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,250,790
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,239,628
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,376,507
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,792,099
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,823,103
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,014,334
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,382,583
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 145,939
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,462,125
2,800,000 Charles County, Maryland, General Obligation Bonds,
Refunding & Consolidated Public Improvement Series 2017
2 .400 10/01/29 2,689,796

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600% 06/01/29 $ 2,734,843
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 4,981,653
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 18,699,967
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 7,715,461
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 9,778,953
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 8,917,284
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 14,649,638
1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000 06/01/28 1,016,302
7,010,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,173,335
4,805,000 Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 5,267,274
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 815,597
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,276,409
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,666,918
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,017,592
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 1,582,029
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 921,332
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
4 .250 07/01/40 1,968,399
7,080,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 7,822,917
TOTAL MARYLAND 122,182,807
MASSACHUSETTS - 1.9%
11,315,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 12,775,114
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 16,491,947
3,790,000 Brookline, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2025
4 .000 05/15/43 3,634,775
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 832,059
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 674,956
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 911,162
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 939,023
4,800,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,806,304

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,968,811 (b),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650% 10/15/28 $ 20
1,965,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5 .000 11/01/55 2,228,863
1,925,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,697,773
7,365,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 8,077,951
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,387,961
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,102,718
16,915,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 18,994,851
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 455,361
320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/33 351,122
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 329,176
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 296,259
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 148,129
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 159,102
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/30 278,541
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 483,399
225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/33 257,525
275,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/36 311,008
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,100,077
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,259,068
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,795,888
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,200,697
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,103,136
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,696,447
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 3,878,600
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 1,346,371
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 1,931,897
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,100,976

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900% 12/01/39 $ 2,370,862
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,844,988
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,356,526
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,033,606
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,696,864
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,430,656
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,435,890
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,261,730
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,485,974
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,084,621
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,054,397
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 13,751,715
7,000,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,144,135
TOTAL MASSACHUSETTS 152,990,220
MICHIGAN - 2.7%
670,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 680,946
1,315,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,340,779
11,740,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,052,078
17,365,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,303,431
5,090,000 (e) Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department
Sewage Disposal System Local Project, Second Lien Series
2015C, (Pre-refunded 7/30/25)
5 .000 07/01/34 5,097,569
10,625,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,229,682
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,860,655
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,607,710
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,384,829
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 972,463
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,296,046
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,032,146

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700% 04/01/30 $ 7,695,931
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,007,605
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 10,616,822
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 18,887,695
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 6,517,779
7,415,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/30 7,452,571
9,760,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 10/15/45 9,762,916
20,000,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 22,523,198
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 19,716,561
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,192,512
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,242,665
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/28 8,145,123
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/32 3,773,012
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/33 5,305,442
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/34 5,008,856
TOTAL MICHIGAN 210,707,022
MINNESOTA - 1.3%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,968,778
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,169,712
7,085,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,490,761
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,986,364
6,585,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 6,185,946
13,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 14,220,771
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,416,242
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Series 2015C
3 .500 03/01/28 5,002,172

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000% 01/01/27 $ 1,023,890
2,850,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .000 01/01/28 2,964,206
3,465,751 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,878,801
2,450,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 2,136,485
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 4,641,979
5,495,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500 07/01/50 5,479,998
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,046,870
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,102,610
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 2,878,913
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 6,668,099
1,455,000 Minnesota State, General Obligation Bonds, State Various
Purpose Refunding Series 2022D
5 .000 08/01/25 1,457,463
4,455,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,895,956
6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 5,921,488
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,541,234
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,916,985
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,824,037
TOTAL MINNESOTA 101,819,760
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,594,984
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 601,936
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 1,902,769
1,975,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,977,778
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,001,015
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,736,365
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,437,483
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,048,752
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,513,324
1,000,000 Mississippi State, General Obligation Bonds, Refunding Series
2015C
5 .000 10/01/25 1,004,999
TOTAL MISSISSIPPI 24,819,405

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.5%
$ 920,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000% 03/01/33 $ 930,517
1,000,000 Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2024
5 .000 11/01/34 1,142,716
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,784,229
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,612,545
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,407,199
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000 03/01/32 3,505,615
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,048,391
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,413,040
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,835,154
15,180,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 13,617,560
12,105,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,182,161
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 2,274,477
12,060,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,217,999
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 976,360
5,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 4,903,260
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,787,704
3,565,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 2,851,894
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,123,238
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 688,562
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 2,771,772
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Direct Deposit Program, Series 2025
5 .000 03/01/44 6,693,712
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4 .000 08/01/35 5,010,509
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4 .000 08/01/36 5,010,510
935,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 946,018
TOTAL MISSOURI 119,735,142

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000% 07/01/38 $ 1,538,485
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 834,559
25,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/35 28,201
695,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 777,992
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 530,390
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 21,735,328
2,700,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,740,355
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000 06/01/33 1,022,520
760,000 Missoula City, Montana, Water System Revenue Bonds, Series
2019A
4 .000 07/01/44 693,762
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 686,228
1,720,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,129,485
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 932,131
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 968,326
490,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 452,985
810,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 754,757
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 1,962,816
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 545,538
TOTAL MONTANA 37,333,858
NATIONAL - 0.5%
18,700,000 (b) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150 01/15/36 16,734,809
19,464,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 17,211,286
5,047,919 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,753,390
TOTAL NATIONAL 38,699,485
NEBRASKA - 0.9%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 6,981,923
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,325
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,392,777
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 961,248

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 530,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000% 07/01/25 $ 530,000
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,470
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,101
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,374
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,195
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,306
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,034
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 138,107
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 5,786,304
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 7,449,485
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 435,302
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 12,567,907
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,192,539
1,580,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,610,088
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,801,805
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,177,635
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,204,154
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,689,169
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/29 1,362,761
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,422,876
TOTAL NEBRASKA 70,181,885
NEVADA - 0.4%
1,875,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 1,875,451
1,650,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,580,659
2,135,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,928,892
10,170,000 (a),(b) Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Tender Option
Bond Trust Series 2024-XF1757, (Mandatory Put 7/07/25)
1 .990 07/01/27 10,170,000

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000% 07/01/34 $ 3,595,657
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 1,995,956
860,000 (b) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Refunding
Senior Series 2019A
2 .750 06/15/28 839,978
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 5,871,712
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 4,002,586
TOTAL NEVADA 31,860,891
NEW HAMPSHIRE - 1.2%
16,823,946 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 16,648,990
15,248,199 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 14,371,432
2,932,969 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,679,811
12,864,178 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,282,414
5,581,260 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 5,113,230
5,770,064 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,569,351
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,345,418
1,145,000 (e) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4 .250 01/01/36 1,149,610
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,019,849
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,005,238
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 941,083
2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/32 3,109,828
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,000,635
1,315,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,277,261
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,481,077
1,965,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 1,889,686
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,033,916
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,438,108
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,304,178
TOTAL NEW HAMPSHIRE 98,661,115

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 3.2%
$ 1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000% 09/01/32 $ 1,369,463
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,134,510
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,880,554
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,811,294
6,800,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013
5 .000 01/01/37 6,802,170
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4 .500 07/15/25 10,006,155
2,390,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,191,910
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/26 1,083,771
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,351,938
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,252,890
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,192,304
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,510,204
2,600,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,650,704
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,381,157
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,556,756
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,353,560
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,000,587
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,075,016
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,021,623
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 714,039
455,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/27 474,307
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/28 455,509
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 4,815,424
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 34,042,945
5,310,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,310,288
7,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 7,837,219

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375% 07/01/46 $ 2,035,085
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,234,360
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,604
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 529,280
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 539,640
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,517
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 498,101
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/36 1,236,277
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,015,022
30,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 30,492
3,015,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 3,069,601
6,795,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,909,716
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,178,814
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,606,134
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,464,230
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 10,791,311
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 4,975,595
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,555,217
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,477,634
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,522,078
3,025,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 3,413,418
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,446,787
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000 11/15/28 2,149,828
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 985,488
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,391,326
14,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,594,436
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,413,197
2,180,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,222,531
6,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 6,292,070

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 10,570,989
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,189,986
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,549,908
1,255,000 West Morris Regional High School District, New Jersey,
General Obligation Bonds, School Series 2024
0 .050 08/15/25 1,250,129
TOTAL NEW JERSEY 250,854,098
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,340,531
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,086,159
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 2,897,368
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 2,778,000
1,635,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 1,327,697
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,694,673
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,270,893
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350 07/01/41 2,517,216
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,037,352
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,931,157
6,025,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 5,830,977
600,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 587,180
3,750,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,557,640
2,360,000 New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,502,386
TOTAL NEW MEXICO 36,359,229
NEW YORK - 5.2%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,412,870
650,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 673,728
3,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,165,292
4,030,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 3,664,007
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,743,530
1,900,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/25 1,901,328
1,400,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,410,002
1,300,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,306,759

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000% 10/01/28 $ 1,180,433
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/29 3,266,422
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,213,280
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,434,269
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,029,808
5,845,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1 .000 09/01/25 5,814,413
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000 11/15/43 6,072,550
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,276,808
1,170,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,196,487
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 5,357,515
1,140,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4 .000 01/01/30 1,105,872
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 1,773,123
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,526,483
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,000,844
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/30 655,465
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,455,979
5,975,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 6,790,061
5,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,265,659
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,670,986
1,050,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 998,409
5,035,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/36 5,035,693
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,300,614
7,390,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/38 8,014,522
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,238,304

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000% 05/01/41 $ 7,652,652
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/39 5,383,780
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 10,679,882
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,750,066
3,305,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5 .000 11/01/27 3,487,819
11,160,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,255,732
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009
335,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 240,640
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 596,074
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875 11/01/38 1,877,141
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 1,808,029
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 7,959,695
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,449,066
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 12,694,669
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,069,742
4,400,000 New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,400,412
5,000,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 4,998,480
9,795,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,173,596
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,339,401
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,327,903
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 15,897,299
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,236,491
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 8,967,347
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,154,719
3,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 3,682,106
4,950,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 5,543,190
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 800,157
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,249

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000% 07/01/32 $ 906,851
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 7,986,403
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,593,844
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 18,530,643
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,313,927
30,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,598,549
2,150,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 2,150,053
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,517,808
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,267,878
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,099,495
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,088,368
6,400,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5 .000 09/15/25 6,418,859
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,664,393
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,355,430
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 1,994,841
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,438,490
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,698,356
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,204,405
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,101,763
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,335,794
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,081,123
10,870,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,477,285

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000% 06/01/32 $ 1,053,091
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,393,221
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 3,971,094
2,000,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
5 .000 09/01/25 2,004,607
TOTAL NEW YORK 409,820,432
NORTH CAROLINA - 0.8%
1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/28 1,863,923
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,083,405
10,120,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,126,452
4,275,000 Cumberland County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, Solid Waste Disposal
Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory
Put 11/01/25)
3 .750 12/01/27 4,276,675
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,108,193
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,246,943
4,280,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,108,654
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,088,160
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,395,067
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,636,881
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,097,019
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,731,344
TOTAL NORTH CAROLINA 59,762,716
NORTH DAKOTA - 1.0%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,506,503
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,809
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,726
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,765
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 5,969,235
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,173,934
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,773,181
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 433,928
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 401,669

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000% 05/01/46 $ 2,161,429
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,729,895
2,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,208,093
2,450,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 1,983,224
4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350 07/01/40 3,313,378
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 4,881,052
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,340,249
5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550 07/01/44 5,105,412
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 4,940,414
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,827,961
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,027,616
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,316,160
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,471,246
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,604,080
3,340,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,132,535
TOTAL NORTH DAKOTA 82,258,494
OHIO - 3.6%
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,572,974
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,006,707
22,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 23,042,586
15,170,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 15,909,547
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 10,733,826
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,630,569
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,189,081
1,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 1,881,824
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 8,787,798
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 3,567,924

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000% 06/01/39 $ 1,991,712
8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 6,133,273
3,850,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,194,784
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 11,427,343
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,615,805
5,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/41 5,239,970
2,160,000 Hamilton, Ohio, General Obligation Bonds, Various Purpose,
Limited Tax Bond Anticipation Notes Series 2024
4 .000 12/17/25 2,167,307
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 897,432
3,410,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 3,428,311
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,815,517
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,277,250
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,304,680
25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,295,398
18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,498,331
12,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,874,120
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,142,798
2,975,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 3,007,189
255,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 255,133
5,100,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625 12/01/34 4,957,888
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,871,614
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,634,881
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,766,128
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,022,943

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250% 09/01/41 $ 2,544,070
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,563,525
1,320,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,266,571
8,505,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,164,930
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,802,804
7,985,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Refunding Series 2016A
5 .000 01/15/41 7,974,625
5,650,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/27 5,860,857
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 1,979,009
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,348,171
2,725,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/33 3,121,318
3,290,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,551,436
725,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 725,003
4,800,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125 12/01/49 5,323,082
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,326,425
TOTAL OHIO 285,694,469
OKLAHOMA - 2.7%
1,065,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 1,099,090
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,682,564
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,715,920
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,725,299
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,680,982
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,013,207
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,543,611
1,645,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,674,798

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000% 06/01/31 $ 10,284,455
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
4 .000 03/01/26 10,072,643
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 929,259
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 972,893
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 994,410
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/30 906,909
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 717,721
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 962,616
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 824,026
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 921,820
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,088,345
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,548,174
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/31 1,481,673
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/29 2,768,571
5,430,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,525,089
3,145,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,090,422
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,385,283
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,484,665
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 962,740
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,918,085
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,814,772

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000% 09/01/34 $ 1,009,043
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,543,364
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 912,480
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 940,254
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/35 974,644
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,350,498
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,631,422
5,100,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,030,719
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 612,599
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,753,879
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,677,203
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 3,789,829
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,456,640
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,112,688
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 814,178
1,240,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 998,101
5,850,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/40 6,282,448
2,475,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/41 2,634,757
1,505,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2014
5 .000 09/01/25 1,508,416
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 764,131
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 451,512
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,134,573
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,642,921
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,487,315

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000% 09/01/28 $ 1,521,417
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,548,965
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,861,801
3,840,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/25 3,845,955
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,768,470
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,830,256
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/31 5,599,684
6,415,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/25 6,434,981
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,989,863
6,980,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,237,862
1,000,000 University Oklahoma, General Revenue Bonds, Refunding
Series 2016B
5 .000 07/01/25 1,000,000
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,377,072
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,290,116
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,109,590
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/33 2,620,772
TOTAL OKLAHOMA 212,340,460
OREGON - 0.7%
5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,211,027
2,105,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,260,318
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 2,813,916
1,760,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,809,783
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,287,624
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,185,682
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,019,970
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 655,988
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,110,790

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000% 06/15/38 $ 1,515,165
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,077,995
6,545,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,130,859
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,616,346
2,870,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 2,683,123
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,151,710
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,248,899
2,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,832,797
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,428,862
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,206,071
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/33 5,364,913
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,942,517
TOTAL OREGON 58,554,355
PENNSYLVANIA - 4.6%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,040,804
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,476,089
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,658,463
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,022,582
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/37 9,837,378
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,001,708
7,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 6,132,548
3,240,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 2,897,504
1,445,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,488,950
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,365,848
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 27,684,725
14,973,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 10,849,024
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,791,702

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000% 07/15/27 $ 1,070,342
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,610,650
36,255,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 33,910,599
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020B, (Mandatory Put 2/15/27)
5 .000 04/01/43 5,099,639
3,825,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,134,315
10,430,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 10,424,125
16,805,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 14,946,328
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax Series
2019
4 .000 05/01/44 921,415
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,170,998
11,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000 03/15/60 11,536,778
1,250,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,200,920
5,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)
4 .250 08/01/37 5,001,055
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,673,929
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 877,000
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 17,706,791
13,045,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 11,842,432
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,309,583
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 783,038
3,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,237,729
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,678,491
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,389,853
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 10,975,946
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,640,121
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 983,670
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,801,804

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000% 08/15/30 $ 5,526,595
2,535,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,572,816
5,100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,156,525
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,064,246
4,690,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,773,997
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,460,809
3,045,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/29 3,193,795
3,330,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,478,619
4,815,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016
5 .000 06/01/37 4,833,186
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,734,314
3,840,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 4,011,381
2,315,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,409,485
2,180,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,180,675
1,680,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/28 1,694,978
1,165,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/28 1,187,973
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,215,889
7,445,000 Philadelphia Authority For Industrial Development,
Pennsylvania, City Agreement Revenue Bonds, Cultural and
Commercial Corridors Program, Refunding Series 2016A
5 .000 12/01/29 7,498,593
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,637,764
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,759,555
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 970,309
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 431,291
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,697,319
TOTAL PENNSYLVANIA 361,664,990
PUERTO RICO - 3.1%
19,655,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,437,737
22,060,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,674,962
350,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 362,973
5,575,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,847,312
16,667,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,412,107

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 27,317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/29 $ 23,339,866
62,519,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 48,864,232
19,514,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 13,903,409
2,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,874,886
11,645,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 11,173,757
23,847,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 7,597,530
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,000,836
3,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,243,790
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,742,812
15,217,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 14,293,873
7,198,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 6,761,339
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 69,366
8,507,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 8,757,058
16,663,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,584,066
1,753,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 1,892,532
8,959,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 6,204,546
2,403,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,346,260
3,665,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 3,532,115
1,040,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 991,884
TOTAL PUERTO RICO 242,909,248
RHODE ISLAND - 0.8%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,361,657
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 1,962,955
1,435,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,494,485
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,165,440
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,019,408
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 9,833,050
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,213,171
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,413,116

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600% 10/01/44 $ 3,959,608
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 23,860,961
3,655,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,632,285
TOTAL RHODE ISLAND 60,916,136
SOUTH CAROLINA - 1.4%
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000 05/01/34 5,787,358
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,063,241
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,177,659
6,400,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,768,112
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 650,361
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,209,980
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,026,203
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 11,914,949
1,965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,887,301
5,350,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,146,065
1,025,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 998,725
8,880,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,541,586
5,320,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 5,327,049
5,390,000 South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,226,277
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,305,989
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,925,638
2,650,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,812,152
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 5,005,551
7,895,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 7,970,715
4,325,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 4,360,674
2,255,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 2,256,991
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,129,527
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,194,869

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000% 03/01/37 $ 4,131,920
TOTAL SOUTH CAROLINA 106,818,892
SOUTH DAKOTA - 0.5%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/26 196,675
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 388,004
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 372,678
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,604,115
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,585,033
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,635,467
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 4,983,952
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,355,299
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,501,638
7,875,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,769,293
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,115,242
TOTAL SOUTH DAKOTA 39,507,396
TENNESSEE - 1.3%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,662,554
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 2,006,703
4,130,000 Chattanooga, Tennessee, Electric System Enterprise Revenue
Bonds, Refunding, Series 2015A
4 .000 09/01/33 4,136,224
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,880,251
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,310,982
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,650,938
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 2,853,906
5,135,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,132,334
595,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2024A
5 .000 07/01/34 651,650
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,395,871
6,000,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 6,439,998
15,760,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 15,853,388

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500% 10/01/53 $ 4,299,891
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 416,463
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,017,221
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 5,981,836
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750 07/01/39 5,268,498
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,202,971
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 1,871,332
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,216,749
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,773,951
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,047,290
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 3,814,533
3,040,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)
3 .500 01/01/56 3,040,395
235,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 227,384
2,510,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,513,659
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,290,582
TOTAL TENNESSEE 100,957,554
TEXAS - 7.2%
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,026,537
2,030,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,152,661
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,634,315
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,861,741
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,608,866
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 21,428,864
9,370,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 10,034,547
8,500,000 (c) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,551,468
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,289,936
9,105,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 9,834,640
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,963,559
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/32 1,197,817
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,037,885

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000% 09/01/35 $ 1,034,046
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,030,508
3,240,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,557,478
1,225,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,334,365
3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,288,928
8,610,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 8,827,664
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,441,811
10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,361,881
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,980,995
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,657,069
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,001,678
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,285,493
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,111,096
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,126,181
3,650,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,866,498
8,960,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,555,044
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 998,507
3,550,000 Houston Higher Education Finance Corporation, Texas,
Revenue Bonds, Rice University, Series 2024
5 .000 05/15/34 4,013,698
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/28 7,331,838
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 11,755,850
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,476,526
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,000,105
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 868,703
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 7,980,443
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,649,897

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000% 11/15/39 $ 12,062,595
3,165,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,350,372
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,773,032
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 8,885,303
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 7,774,223
1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/31 1,326,756
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 946,610
2,875,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,951,549
2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000 02/15/29 2,214,818
3,800,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2015A
4 .000 08/01/32 3,802,733
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,005,656
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,029,139
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,573,159
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,003,998
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,003,877
4,090,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,240,550
4,565,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,353,416
820,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .000 12/01/25 819,833
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,725,307
2,700,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,704,324
1,800,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,840,814
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,086,934
1,500,000 (c) Montgomery County, Texas, General Obligation Bonds, Road
Series 2025
4 .500 03/01/50 1,438,757
3,860,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,625,573
9,190,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,055,856
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,547,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000% 01/01/41 $ 4,208,058
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,217,336
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,684,059
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 5,860,276
7,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 8,305,907
3,190,000 (c) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .250 02/15/55 3,321,241
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/34 5,280,163
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 897,813
6,865,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,634,153
13,675,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 9,994,923
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 636,540
2,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 1,914,133
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,306,018
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000 08/15/43 1,437,408
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 732,675
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 872,825
1,750,000 San Antonio, Texas, Airport System Revenue Bonds, Passenger
Facility Charge Fee, Refunding Subordinate Lien Series 2019A,
(AMT)
5 .000 07/01/25 1,750,000
1,000,000 Texas A&M University, Permanent University Fund Bonds,
Series 2023
5 .000 07/01/25 1,000,000
5,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,008,399
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,541,667
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,351,897
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,221,875
20,170,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 21,431,997
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,396,771
10,000,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,636,521
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 6,766,938

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000% 12/31/38 $ 3,754,416
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,564,420
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,705,838
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,802,420
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,571,163
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,157,629
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,521,151
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,096,528
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 12,836,600
6,065,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,165,753
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,943,062
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,638,803
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/35 730,470
1,590,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 977,855
2,070,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,201,875
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 565,295
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,811,306
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,042,976
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,507,060
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,121,894
2,250,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,429,827
TOTAL TEXAS 564,857,649
UTAH - 0.7%
1,055,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 1,000,455
1,600,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,431,070
1,300,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,268,247
1,790,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,582,063
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,251,516

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000% 03/01/38 $ 7,546,452
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,969,115
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,383,246
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,500,860
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,689,842
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,420,389
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,869,388
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 1,234,078
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,202,729
6,660,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,593,418
TOTAL UTAH 51,942,868
VERMONT - 0.1%
2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/37 2,758,182
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,513,875
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,354,353
TOTAL VERMONT 8,626,410
VIRGINIA - 1.7%
5,260,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,034,475
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,881,759
6,335,725 Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class
A Green Series 2024ML-028
4 .095 11/25/42 6,288,735
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,115,936
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 818,890
2,010,000 Louisa Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company,
Refunding Series 2008B, (Mandatory Put 9/02/25)
0 .750 11/01/35 1,995,745
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 981,323
710,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 545,154
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,666,225
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,442,587
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,664,337
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 480,943

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650% 07/01/40 $ 2,106,901
1,400,000 (c) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,402,624
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,360,163
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,010,494
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,603,006
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 1,277,227
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,780,955
3,220,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 3,220,954
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,324,703
10,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 9,719,940
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,785,397
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,185,396
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,037,719
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,407,254
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,636,410
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 2,001,559
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 3,141,477
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,258,989
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,395,704
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,510,580
TOTAL VIRGINIA 135,083,561
WASHINGTON - 3.1%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,047,408
2,735,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,797,053
8,965,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0 .875 01/01/42 8,815,095
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,154,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000% 05/01/31 $ 8,992,295
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,600,318
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,371,532
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,087,233
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,928,085
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,342,256
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,112,319
8,335,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/25)
5 .000 08/01/49 8,349,031
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000 08/15/40 5,887,434
5,875,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5 .000 08/15/35 5,874,452
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,089,638
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,353,051
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,773,603
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,325,262
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,227,042
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,286,004
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,773,017
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,026,071
2,770,000 (b) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-80
2 .500 07/01/28 2,623,510
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200 06/01/41 4,838,983
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,035,681
39,988,684 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 37,637,909
6,072,585 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221 03/20/40 5,707,628
5,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,225,230
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,566,442
9,465,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,927,555
5,510,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,780,419
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,315,848
5,000,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,245,390

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,090,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000% 07/01/28 $ 5,441,754
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 6,896,719
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,142,796
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,775,130
TOTAL WASHINGTON 242,373,570
WEST VIRGINIA - 0.5%
1,665,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 1,676,953
5,895,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 5,937,321
6,100,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2011A, (AMT), (Mandatory Put
9/01/25)
1 .000 01/01/41 6,063,821
1,675,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,709,617
11,480,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,437,406
1,365,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/25 1,366,213
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,090,514
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,621,044
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900 11/01/39 1,803,266
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,420,758
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,495,852
TOTAL WEST VIRGINIA 42,622,765
WISCONSIN - 2.5%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,576,931
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,223,852
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,911,127
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,697,733
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/26 4,403,579
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,430,834
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,684,988
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,386,151
10,025,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,076,896

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,400,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500% 12/01/37 $ 24,130,000
4,595,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 4,561,802
8,485,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,529,819
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2 .625 11/01/25 16,730,888
7,955,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,823,195
1,820,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,822,854
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 4,133,580
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,048,728
8,000,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 7,412,381
4,770,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/45 4,372,574
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,288,592
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,279,387
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,294,536
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,080,894
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,124,546
7,790,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000 08/15/54 7,927,283
2,610,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 2,576,767
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,608,222
30,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,523
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,138,162
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,457,112
5,490,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,620,605
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,358,842
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,883,206

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,355,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015
5 .000% 12/15/25 $ 1,356,241
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,310,916
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,262,102
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,176,149
2,775,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 2,781,472
4,770,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,402,206
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 14,632,429
1,325,000 Wisconsin State, Transportation Revenue Bonds, Refunding
Series 2017-2
5 .000 07/01/25 1,325,000
TOTAL WISCONSIN 198,873,104
WYOMING - 1.0%
16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625 07/15/39 14,244,389
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 958,580
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 984,236
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 882,832
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,551,418
8,740,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 9,092,205
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 27,646,014
2,450,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900 12/01/34 2,436,479
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 4,969,200
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,618,152
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 4,758,243
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,219,557
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,627,171
TOTAL WYOMING 76,988,476
TOTAL MUNICIPAL BONDS
(Cost $8,021,196,256) 7,686,083,210

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1941619 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 1941619
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 812,771 (g) Jackson Hospital 13 .000% 11/04/25 $ 812,771
1,128,848 (g) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 12/16/25 1,128,848
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,941,619
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,919,450) 1,941,619
TOTAL LONG-TERM INVESTMENTS
(Cost $8,071,100,916) 7,731,803,873
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
19150000 MUNICIPAL BONDS - 0 .2% 19150000
NEW YORK - 0.1%
5,840,000 (h) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
4 .000 08/01/39 5,840,000
TOTAL NEW YORK 5,840,000
OHIO - 0.1%
11,640,000 (h) Ohio State University, General Receipts Bonds, Multiyear Debt
Issuance Program II, Series 2023D2
1 .000 12/01/44 11,640,000
TOTAL OHIO 11,640,000
TEXAS - 0.0%
1,670,000 (h) Board of Regents, University of Texas System, Financing System
Revenue Bonds, Series 2008B
1 .700 08/01/32 1,670,000
TOTAL TEXAS 1,670,000
TOTAL MUNICIPAL BONDS
(Cost $19,150,000) 19,150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,150,000) 19,150,000
TOTAL INVESTMENTS - 98 .3%
(Cost $ 8,090,250,916 ) 7,750,953,873
OTHER ASSETS & LIABILITIES, NET -  1.7% 130,634,518
NET ASSETS - 100% $ 7,881,588,391
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $402,837,746 or 5.2% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments June 30, 2025
(continued)
Intermediate Duration

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,603,000 $ – $ – $ 8,603,000
Mortgage-Backed Securities – 35,176,044 – 35,176,044
Municipal Bonds – 7,686,083,210 – 7,686,083,210
Variable Rate Senior Loan Interests – – 1,941,619 1,941,619
Short-Term Investments:
Municipal Bonds – 19,150,000 – 19,150,000
Total $ 8,603,000 $ 7,740,409,254 $ 1,941,619 $ 7,750,953,873

Portfolio of Investments June 30, 2025
Limited Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.3%
4425329287 MUNICIPAL BONDS - 95 .3% 4425329287
ALABAMA - 2.1%
$ 1,000,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .100% 10/01/39 $ 972,381
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,403,444
1,925,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4 .000 12/01/49 1,926,765
7,505,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4 .000 10/01/52 7,524,955
2,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 2,393,222
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/28 5,222,361
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/29 2,632,460
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 6,264,194
2,665,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 2,807,388
3,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,143,928
8,380,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 8,395,469
5,010,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 5,034,748
1,020,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 997,865
4,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 4,219,322
13,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 14,218,428
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 8,900,302
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,295,124
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 1,054,496
3,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,136,027
TOTAL ALABAMA 97,542,879
ALASKA - 1.4%
1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 06/01/34 1,020,474
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 12/01/34 1,036,890
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000 12/01/35 9,714,302
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2 .000 12/01/35 18,098,739
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .150 12/01/36 2,747,575

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150% 06/01/36 $ 6,299,449
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/26 3,567,167
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/27 5,321,348
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/29 5,951,691
5,045,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5 .250 10/01/36 5,050,019
1,000,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/28 1,069,544
1,815,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5 .000 06/30/26 1,858,047
1,525,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5 .000 06/30/28 1,627,573
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,838,189
TOTAL ALASKA 65,201,007
ARIZONA - 1.4%
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 5,317,214
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 6,798,275
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,936,315
11,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 11,208,088
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2 .300 07/01/28 3,504,747
4,260,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(AMT), (Mandatory Put 3/31/26)
4 .125 09/01/32 4,260,829
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5 .000 01/01/53 5,070,978
4,520,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0 .875 06/01/43 4,358,195
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0 .875 06/01/43 2,073,035
1,185,000 Maricopa County Unified School District 4 Mesa, Arizona,
General Obligation Bonds, 2018 Project, School Improvement
Series 2022E
5 .000 07/01/25 1,185,000
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/36 6,385,987
1,215,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/26 1,241,961
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/28 2,138,811
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,088,932
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/30 3,880,264

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .300% 06/01/27 $ 3,530,683
TOTAL ARIZONA 63,979,314
ARKANSAS - 0.4%
8,630,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2 .875 11/01/32 8,526,591
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2 .125 02/01/31 1,923,878
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/27 2,560,123
15,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/28 15,002
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/29 3,915,188
TOTAL ARKANSAS 16,940,782
CALIFORNIA - 3.9%
17,460,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Term Rate Series 2018A,
(Mandatory Put 4/01/26)
2 .625 04/01/45 17,368,930
2,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,621,003
3,585,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 3,845,523
5,375,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,556,322
6,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 6,385,657
2,900,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 3,110,907
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/27 2,082,841
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/28 3,021,713
8,910,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, (Pre-refunded
10/01/25), (Mandatory Put 10/01/25)
2 .000 10/01/36 8,887,367
3,120,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, (Pre-
refunded 10/01/25), (Mandatory Put 10/01/25)
5 .000 10/01/39 3,136,071
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .000 12/31/30 18,891,684
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/26 2,014,179
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/27 1,535,794
9,410,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2 .400 10/01/44 8,891,981
3,360,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2020A,
(AMT), (Mandatory Put 9/01/25)
3 .950 10/01/45 3,360,169
1,575,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4 .125 10/01/41 1,575,164

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625% 07/01/27 $ 6,840,396
6,020,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-1, (AMT)
3 .375 07/01/25 6,020,000
6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 6,691,054
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .000 08/01/31 2,249,538
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 5,604,669
1,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,014,889
1,070,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/26 1,088,244
350,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 360,137
2,815,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,002,831
8,670,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2 .400 10/15/29 8,159,565
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5 .000 08/01/27 6,323,243
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/26 1,523,038
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/27 2,324,505
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/28 2,095,884
2,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/29 3,009,302
4,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding Senior
Lien Series 2018B, (AMT)
5 .000 05/15/26 4,061,434
4,725,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5 .000 05/15/26 4,797,569
2,365,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5 .000 07/01/26 2,425,984
2,780,000 Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5 .000 08/15/49 3,043,797
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/28 2,099,811
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/29 2,123,930
2,750,000 (d) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/30 2,944,622
4,245,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/36 4,367,108

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000% 05/01/28 $ 3,638,570
3,000,000 University of California, General Revenue Bonds, Series
2023BM
5 .000 05/15/28 3,207,637
TOTAL CALIFORNIA 181,303,062
COLORADO - 2.3%
2,900,000 Arapahoe County School District 5 Cherry Creek, Colorado,
General Obligation Bonds, Series 2012B
2 .500 12/15/28 2,767,650
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5 .000 12/15/29 3,262,778
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,042,612
16,835,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put
8/01/25)
5 .000 08/01/49 16,863,340
18,520,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 18,661,982
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/26 1,024,752
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5 .000 05/15/62 13,737,751
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 11,923,802
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1 .950 11/01/36 477,779
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1 .800 11/01/36 1,852,452
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4 .500 12/01/27 256,505
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 3,051,260
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 6,593,066
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/27 5,826,620
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/26 4,264,273
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,318,194
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4 .625 12/01/27 738,042
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/25 600,287
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 01/15/26 498,624
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/26 432,174
1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/27 1,461,249
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/27 645,110
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3 .375 12/01/30 396,192
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 730,575

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,700,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2021C-4, (Mandatory Put 10/15/25)
2 .000% 06/01/51 $ 6,666,878
TOTAL COLORADO 106,093,947
CONNECTICUT - 1.3%
6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 6,690,455
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/25 1,250,000
7,055,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 7,522,387
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3 .750 11/15/33 1,958,205
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .600 11/15/34 4,315,614
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .300 11/15/35 2,821,393
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1 .950 11/15/35 3,407,889
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2 .200 11/15/34 962,465
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .700 05/15/34 2,728,319
3,900,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .000 11/15/36 2,957,675
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .000 11/15/36 9,187,753
2,835,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 2,837,432
1,510,000 Connecticut State, General Obligation Bonds, Series 2022E 5 .000 11/15/26 1,556,759
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/27 2,865,016
3,220,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series 2022B
5 .000 07/01/26 3,295,627
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 2,777,349
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 2,124,215
1,000,000 West Haven, Connecticut, General Obligation Bonds, Series
2012 - AGM Insured
5 .000 08/01/25 1,001,412
TOTAL CONNECTICUT 60,259,965
DELAWARE - 0.9%
28,020,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1 .250 10/01/45 27,752,006
9,115,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/25)
1 .250 10/01/40 9,027,820
3,735,000 (d) Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3 .600 01/01/31 3,806,955
1,650,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .000 07/01/39 1,595,968
TOTAL DELAWARE 42,182,749
DISTRICT OF COLUMBIA - 2.3%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5 .000 08/01/31 7,552,078
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5 .000 12/01/30 11,098,717
25,050,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2019C
5 .000 10/01/25 25,180,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000% 10/01/32 $ 4,177,853
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5 .000 10/01/32 3,705,919
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5 .000 10/01/31 5,318,597
10,525,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2015B, (AMT)
5 .000 10/01/31 10,573,101
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/32 5,060,456
5,290,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/30 5,445,186
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,515,878
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/28 3,159,943
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 7,019,813
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 4,029,464
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,535,815
TOTAL DISTRICT OF COLUMBIA 107,373,746
FLORIDA - 3.3%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/27 4,199,478
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/34 2,028,457
500,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 498,431
2,435,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,422,825
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/34 5,059,703
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/35 4,719,503
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 16,984,384
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 9,837,264
17,700,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 18,192,506
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 1,325,541
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2 .800 07/01/34 6,173,431
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 1,487,302
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1 .800 07/01/36 1,732,332
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1 .800 07/01/36 2,118,544

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000% 10/01/27 $ 22,909,789
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5 .000 10/01/26 2,674,603
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5 .000 10/01/30 9,657,070
2,450,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/26 2,520,094
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/27 2,270,112
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/28 3,214,753
2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/29 2,792,159
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/28 4,306,951
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/29 2,351,070
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/30 9,656,623
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 2,699,862
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 2,869,007
1,110,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,226,250
5,500,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/25 5,509,274
TOTAL FLORIDA 151,437,318
GEORGIA - 1.9%
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/26 2,040,600
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/27 1,293,201
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/28 2,756,769
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/29 5,317,532
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .750 12/01/35 2,503,877
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .250 12/01/36 2,156,943
1,900,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 1,855,383
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 06/01/31 1,055,784
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 12/01/31 586,219
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 06/01/32 1,122,096
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 12/01/32 455,153
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/29 5,257,274
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/31 5,252,100
2,040,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,059,603
10,110,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,161,185

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000% 12/01/52 $ 6,749,703
15,800,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 15,756,289
7,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 7,536,476
3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 3,689,588
5,565,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 5,903,753
5,570,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 5,926,827
1,120,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3 .875 10/01/48 1,122,591
TOTAL GEORGIA 90,558,946
HAWAII - 0.5%
5,250,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 4,413,210
10,850,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 10,690,690
6,025,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5 .000 09/01/30 6,278,461
TOTAL HAWAII 21,382,361
IDAHO - 0.6%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/26 6,098,750
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/29 5,063,646
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/31 5,105,351
5,010,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 5,407,257
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5 .000 06/01/28 6,405,591
TOTAL IDAHO 28,080,595
ILLINOIS - 5.2%
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5 .000 02/01/27 1,532,911
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/26 539,742
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/27 738,659
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/28 533,943
19,250,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
6 .750 12/01/30 20,529,415
3,300,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 3,298,317
1,455,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/26 1,378,087
20,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/26 20,174
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/34 2,612,561
1,970,000 (a) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 1,989,595
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/27 1,213,484
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/28 3,380,235

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0 .000% 12/15/26 $ 19,198
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/26 930,586
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/27 962,916
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3 .000 10/15/27 8,147,658
20,875,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2 .450 11/15/39 20,745,917
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1 .250 11/01/38 10,927,577
2,200,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 2,235,117
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/30 1,829,370
2,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/25 2,004,152
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/26 3,069,694
1,035,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 1,071,183
4,000,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5 .000 08/15/54 4,278,107
3,100,000 (c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
1 .000 12/01/43 3,140,856
8,680,000 (c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 8,411,924
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 929,844
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 05/01/40 1,964,859
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1 .950 10/01/36 7,708,029
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 5,558,526
235,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5 .000 07/01/25 235,000
670,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 692,790
5,995,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 5,986,758
5,695,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 5,835,480
13,600,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 14,210,184
4,910,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 5,086,627
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 5,309,087
10,810,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/28 11,089,420
65,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 65,672
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 2,618,290

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000% 06/15/28 $ 11,612,247
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 5,351,495
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 1,012,298
2,945,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,993,160
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/26 1,266,717
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/25 780,623
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/26 1,975,880
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/27 375,915
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/28 2,019,596
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/30 672,863
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/33 1,014,744
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/36 1,001,609
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/40 1,803,432
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/44 1,813,386
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/25 326,158
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/26 255,105
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .450 03/01/26 1,258,559
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .600 03/01/28 1,225,190
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5 .000 01/01/28 8,626,691
2,750,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/26 2,781,011
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/27 3,783,454
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5 .000 03/01/29 14,557,211
TOTAL ILLINOIS 239,339,288
INDIANA - 2.9%
18,060,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 17,674,771
4,500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project,
Refunding Series 2021B
0 .650 08/01/25 4,487,255
8,885,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 03/01/38 8,949,090
21,115,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 21,072,314

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125% 12/01/26 $ 1,103,777
5,750,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3 .750 03/01/31 5,780,661
7,490,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 7,573,328
7,535,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5 .000 10/01/62 7,943,783
7,765,000 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
1 .000 10/01/64 8,284,982
8,075,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0 .700 12/01/46 7,980,327
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/26 1,583,483
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/27 1,730,699
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5 .000 10/01/26 1,252,242
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1 .950 07/01/35 2,792,075
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1 .900 07/01/36 951,670
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1 .900 07/01/36 1,987,087
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 6,145,109
1,050,000 Purdue University, Indiana, University Revenue Bonds, Student
Facility System Series 2022A
5 .000 07/01/25 1,050,000
3,170,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP
Generating Company Project, Refunding Series 1995A
3 .125 07/01/25 3,170,000
3,450,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 3,444,011
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/29 1,076,508
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/30 1,090,751
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 01/15/31 1,097,189
9,805,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 9,893,633
2,880,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 2,879,090
5,755,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 5,849,269
TOTAL INDIANA 136,843,104

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.4%
$ 5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000% 12/01/50 $ 5,660,457
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1 .850 07/01/35 2,347,179
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .450 07/01/34 2,025,246
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .500 01/01/35 2,629,038
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .000 07/01/36 2,304,070
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .000 07/01/36 1,501,486
TOTAL IOWA 16,467,476
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5 .000 09/01/27 8,946,773
4,315,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 4,622,109
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 1,982,815
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 11,335,534
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 2,117,163
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 4,244,097
TOTAL KANSAS 33,248,491
KENTUCKY - 3.3%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3 .700 08/01/27 8,300,243
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1 .750 10/01/34 5,866,712
30,000,000 Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1 .550 09/01/42 29,056,707
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 4,586,536
6,750,000 (b) Kentucky Economic Development Finance Authority, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.,
Refunding 2010A, (AMT), (Mandatory Put 9/02/25)
3 .950 04/01/31 6,750,000
6,270,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 6,311,327
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 4,983,754
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5 .000 07/01/27 2,349,105
4,200,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 4,486,546
4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0 .900 09/01/26 3,864,340

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1 .350% 11/01/27 $ 7,558,906
18,100,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1 .750 02/01/35 17,740,067
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4 .000 09/01/27 3,879,546
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,330,192
1,800,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 1,684,858
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 5,925,367
1,730,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 1,737,250
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 2,938,709
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3 .900 11/01/25 3,251,368
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0 .625 09/01/26 2,961,310
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1 .350 11/01/27 9,670,132
21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 19,861,960
TOTAL KENTUCKY 155,094,935
LOUISIANA - 2.0%
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .100 12/01/36 647,271
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 1,816,882
3,005,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
4 .000 10/01/25 3,009,452
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 17,163,579
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5 .000 06/01/45 4,185,415
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5 .000 09/01/31 13,380,290
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5 .000 08/01/27 5,285,262
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5 .000 06/01/26 926,430
2,780,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 2,962,809
16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 16,495,792
17,200,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 16,985,114

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375% 06/01/37 $ 9,902,011
TOTAL LOUISIANA 92,760,307
MAINE - 0.2%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1 .850 11/15/36 2,159,557
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .300 11/15/35 932,461
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .050 11/15/36 2,298,264
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1 .900 11/15/36 1,525,630
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .200 11/15/36 1,559,212
TOTAL MAINE 8,475,124
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5 .000 10/01/25 7,243,386
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5 .000 03/01/27 8,455,468
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/29 6,543,121
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/30 7,492,454
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 11,947,060
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 9,761
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/26 1,009,755
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 5,986,951
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .300 09/01/35 3,423,369
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1 .950 09/01/35 3,849,462
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .800 09/01/36 8,945,272
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1 .875 09/01/36 6,266,238
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .200 09/01/36 9,393,428
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5 .000 11/01/29 4,977,044
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/30 3,961,726
TOTAL MARYLAND 89,504,495
MASSACHUSETTS - 1.3%
3,850,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 4,189,338
795,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/25 795,000
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1
5 .000 07/01/25 1,500,000
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/29 2,922,671

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000% 07/01/30 $ 2,886,447
2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/31 2,633,272
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/32 2,200,169
125,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/25 125,084
160,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/26 163,519
170,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/27 177,524
175,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/28 186,240
220,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 241,396
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2 .450 11/01/30 2,119,250
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2 .750 12/01/34 1,705,825
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2 .650 06/01/26 993,510
5,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4 .000 06/01/26 5,003,288
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,421,125
3,500,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4 .000 12/01/27 3,519,955
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 1,001,220
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1 .950 12/01/35 3,911,496
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .000 12/01/36 757,274
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2 .000 12/01/36 2,063,570
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .150 12/01/36 5,699,675
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/26 3,751,160
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/27 4,725,848
4,000,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2024
5 .000 07/25/25 4,004,325
TOTAL MASSACHUSETTS 59,698,181
MICHIGAN - 3.5%
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 2,684,047
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5 .000 07/01/31 5,557,118
10,015,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/26 10,242,225
7,510,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/27 7,857,233
4,050,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/26 4,113,368
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/27 2,698,589

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 5,285,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000% 11/15/44 $ 5,388,608
5,895,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5 .000 07/21/25 5,901,270
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/27 2,048,440
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 5,287,361
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .550 10/01/33 6,982,045
2,455,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3 .300 04/01/26 2,454,951
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3 .750 04/01/27 9,429,525
1,350,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 1,349,287
1,805,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .350 12/01/34 1,716,694
4,640,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3 .100 12/01/31 4,469,519
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 8,742,156
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .350 12/01/35 12,036,033
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1 .950 12/01/36 4,537,382
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4 .000 12/01/37 1,921,798
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/30 5,025,334
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5 .000 10/15/27 5,946,673
3,890,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 4,202,175
2,000,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/30 2,194,459
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/26 3,139,551
12,165,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 11,994,930
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0 .875 04/01/35 7,296,101
7,230,000 Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3 .875 06/01/53 6,974,947
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,272,501
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5 .000 12/01/28 7,899,508
TOTAL MICHIGAN 162,363,828

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 0.9%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000% 02/01/29 $ 2,957,036
5,010,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 5,265,785
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .400 01/01/35 1,057,502
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .250 07/01/35 1,823,668
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1 .875 07/01/35 3,399,464
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .000 07/01/36 4,300,145
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2 .000 07/01/36 3,874,678
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .150 07/01/36 6,582,399
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2 .600 07/01/37 2,721,105
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5 .000 03/01/31 6,907,474
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3 .300 08/01/26 2,002,623
1,175,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2020A
5 .000 08/01/25 1,176,989
TOTAL MINNESOTA 42,068,868
MISSISSIPPI - 0.6%
7,715,000 Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2 .650 04/01/37 7,603,135
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,864,983
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/30 3,793,144
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/31 6,583,521
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .250 12/01/35 973,104
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1 .800 12/01/35 470,898
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/26 1,539,290
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 2,384,492
TOTAL MISSISSIPPI 29,212,567
MISSOURI - 0.9%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,812,614
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 9,932,225
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 4,714,116
12,395,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,474,009
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5 .000 06/01/27 2,609,849

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .125% 11/01/39 $ 2,624,062
740,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .500 11/01/34 637,245
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1 .950 11/01/36 807,674
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1 .800 11/01/36 1,400,454
TOTAL MISSOURI 40,012,248
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/33 1,261,329
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/35 1,441,427
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/27 1,043,451
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/28 1,120,376
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/29 1,405,076
2,000,000 Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3 .320 07/01/46 2,002,434
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1 .850 12/01/36 558,443
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 372,295
TOTAL MONTANA 9,204,831
NATIONAL - 0.0%
2,614,101 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 2,461,577
TOTAL NATIONAL 2,461,577
NEBRASKA - 0.8%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 8,774,721
3,945,000 (a) Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2019, (Pre-refunded 8/01/25),
(Mandatory Put 8/01/25)
4 .000 12/01/49 3,947,670
5,040,000 Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5 .000 08/01/55 5,337,265
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 1,652,963
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .350 09/01/35 7,171,685
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 1,925,652
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .100 09/01/36 2,728,695
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,641,898
6,450,000 Washington County, Nebraska, Wastewater and Solid Waste
Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable
Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)
0 .900 09/01/30 6,421,882
TOTAL NEBRASKA 39,602,431

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.8%
$ 6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5 .000% 07/01/27 $ 6,605,673
19,325,000 Clark County, Nevada, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019D
5 .000 07/01/26 19,759,602
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017,
(Mandatory Put 3/31/26)
3 .750 01/01/36 3,498,018
1,000,000 (b),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 1,000,241
1,025,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
5 .000 07/01/25 1,025,000
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1 .850 10/01/33 1,597,317
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .000 10/01/36 1,500,255
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2 .200 10/01/36 2,319,224
TOTAL NEVADA 37,305,330
NEW HAMPSHIRE - 0.7%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 8,543,626
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 11,271,400
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3 .300 06/01/40 5,014,954
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3 .300 06/01/38 4,513,458
2,495,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .100 07/01/39 2,447,026
TOTAL NEW HAMPSHIRE 31,790,464
NEW JERSEY - 2.5%
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/27 966,731
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/28 945,779
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/29 926,835
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/26 3,596,963
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/27 3,866,744
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 5,997,751
5,750,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5 .000 06/15/26 5,865,317
3,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 3,167,899
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/33 6,617,152
1,115,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 1,115,390
9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0 .850 12/01/25 9,019,759
5,400,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 6,045,855

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000% 07/01/29 $ 2,643,831
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3 .500 05/01/29 3,214,487
7,220,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,350,753
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5 .000 06/15/30 1,750,067
4,390,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/26 4,526,930
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/32 2,105,211
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/27 5,242,254
5,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 5,668,559
14,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,651,163
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 3,649,845
2,385,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 2,238,066
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .250 07/15/28 6,569,765
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3 .000 03/01/28 6,711,299
TOTAL NEW JERSEY 114,454,405
NEW MEXICO - 0.9%
13,620,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0 .875 06/01/40 13,134,042
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5 .000 06/15/27 15,700,762
4,690,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019B, (Mandatory Put 8/01/25)
5 .000 08/01/49 4,696,185
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 1,511,042
2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1 .950 07/01/36 1,641,484
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1 .875 07/01/36 747,103
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .125 09/01/39 1,145,694
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5 .000 06/15/26 1,762,676
203,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3 .750 05/01/28 201,620
TOTAL NEW MEXICO 40,540,608
NEW YORK - 8.4%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4 .250 04/01/42 10,076,075
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan-Kettering Cancer Center, Series 2003-1 - NPFG
Insured, (ETM)
0 .000 07/01/25 1,000,000
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/27 1,774,204

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800% 05/01/48 $ 4,743,530
1,400,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 1,502,369
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/30 8,721,401
4,405,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory
Put 9/01/25)
0 .850 09/01/50 4,381,068
11,850,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1 .000 09/01/25 11,787,988
2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3 .000 09/01/49 2,406,869
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5 .000 11/15/32 5,118,691
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2017C-1
5 .000 11/15/26 5,141,175
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/32 2,439,486
10,850,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2015C-1
5 .250 11/15/29 10,914,065
685,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/25 685,000
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/26 1,066,167
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/27 1,501,483
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3 .700 05/01/63 10,040,549
10,250,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0 .900 11/01/60 10,101,258
3,025,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3 .700 05/01/64 3,068,051
5,835,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2 .000 11/01/35 4,604,090
3,170,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3 .450 11/01/34 3,043,257
3,010,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2 .550 11/01/34 2,621,594
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2 .250 10/01/29 773,342
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5 .000 02/01/34 6,054,270
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5 .000 11/01/28 9,514,959
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 8,442,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 810,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000% 05/01/27 $ 844,618
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/29 5,061,544
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/28 1,598,261
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/29 2,170,008
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/30 1,653,197
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/28 5,378,722
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/29 7,220,799
2,740,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5 .000 11/01/27 2,891,566
4,375,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5 .000 08/01/33 4,454,790
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5 .000 08/01/27 28,854,414
3,125,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series 1
5 .000 08/01/26 3,203,577
4,000,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series D
5 .000 08/01/25 4,006,498
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 8,086,788
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/28 13,369,305
5,500,000 (d) New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,537,656
2,300,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1 .000 11/01/61 2,219,444
4,850,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1 .100 11/01/61 4,626,509
9,495,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2 .500 11/01/60 9,352,633
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500 11/01/34 7,164,225
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .100 11/01/35 3,340,393
8,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3 .600 11/01/63 8,153,417
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 6,677,405
1,835,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3 .350 12/15/54 1,829,965
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 8,477,679
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .000 10/01/35 1,910,744
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .100 10/01/35 2,743,295
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .000 10/01/33 2,918,084
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .200 10/01/36 7,818,657

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .200% 10/01/36 $ 3,631,488
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 14,002,282
3,490,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 3,490,086
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/27 5,182,298
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/28 2,098,620
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 2,119,969
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 2,964,393
1,000,000 Oyster Bay, Nassau County, New York, General Obligation
Bonds, Refunding Public Improvement Series 2022 - AGM
Insured
5 .000 08/01/27 1,053,247
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 3,183,003
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/27 10,423,642
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 4,069,768
30,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5 .000 09/15/25 30,088
520,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/25 520,000
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/27 500,728
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/26 2,246,564
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/28 2,282,230
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,311,098
15,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series
2023A
5 .000 11/15/26 15,495,319
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 3,169,825
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5 .000 11/15/27 8,512,919
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5 .000 05/15/26 10,183,933
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5 .000 06/01/26 1,946,944
TOTAL NEW YORK 391,506,105

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.9%
$ 6,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250% 01/15/50 $ 6,689,262
3,920,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3 .450 01/15/48 3,922,108
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0 .800 01/15/48 5,434,116
4,055,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3 .200 07/01/56 4,054,803
865,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .450 07/01/34 747,052
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .625 01/01/35 2,466,675
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .000 07/01/36 3,840,117
1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,660,418
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5 .000 10/01/27 11,303,452
TOTAL NORTH CAROLINA 40,118,003
NORTH DAKOTA - 0.8%
2,335,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 2,336,002
1,655,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/25 1,658,742
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/26 2,425,528
2,550,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/27 2,631,003
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4 .000 05/01/27 224,802
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/28 478,545
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/29 375,958
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/30 397,117
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 315,231
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5 .000 05/01/32 5,511,185
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/29 701,748
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/30 559,426
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/31 589,433
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/32 617,942
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/33 650,497
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2 .800 07/01/32 5,775,626
1,640,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .000 07/01/34 1,500,994
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 2,146,916

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .100% 07/01/35 $ 2,597,640
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .050 07/01/36 2,785,362
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .300 07/01/36 1,996,096
TOTAL NORTH DAKOTA 36,275,793
OHIO - 3.9%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 1,536,274
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 9,442,249
14,350,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 14,965,427
10,630,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 11,148,219
4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 4,596,480
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 3,236,196
7,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 8,176,216
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 4,609,180
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 1,446,394
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,130,453
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 938,092
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/25 1,006,478
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3 .700 07/01/28 5,956,105
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 3,324,434
15,750,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 14,817,135
10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 9,407,705
2,355,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2 .400 12/01/38 2,215,202
11,895,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,236,488

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250% 11/01/40 $ 20,480,334
12,635,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 12,771,708
360,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 360,188
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3 .500 09/01/34 1,302,267
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2 .800 09/01/34 2,228,827
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .500 09/01/35 1,215,594
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .050 09/01/36 2,835,370
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .250 09/01/36 2,308,068
1,620,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .800 09/01/35 1,587,213
1,655,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 03/01/36 1,608,332
1,500,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 09/01/36 1,442,040
6,235,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .100 09/01/39 6,108,264
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4 .000 09/01/27 1,905,869
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4 .000 03/01/27 2,564,669
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4 .000 09/01/27 3,652,057
2,440,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2 .750 01/01/52 2,408,080
5,030,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/39 5,246,751
TOTAL OHIO 180,214,358
OKLAHOMA - 4.4%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/31 1,073,015
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/32 1,090,253
1,270,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
4 .000 09/01/25 1,271,722
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/27 1,548,155
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5 .000 09/01/31 5,486,403
5,015,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5 .000 09/01/27 5,233,672
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/32 4,536,008

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000% 06/01/27 $ 9,280,232
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,930,807
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/27 7,810,595
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,440,373
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/27 1,036,538
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3 .250 10/01/28 993,979
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5 .000 09/01/32 4,836,182
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/26 2,378,589
310,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/25 310,709
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/26 204,009
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/27 467,122
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/29 550,413
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/30 585,336
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/31 1,147,015
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/32 893,905
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/31 1,363,563
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/32 1,044,906
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/33 1,360,164
6,005,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/25 6,017,516
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/27 5,234,810
950,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/25 950,760
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/26 1,470,318

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000% 09/01/27 $ 642,343
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/28 738,477
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/29 747,322
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/27 1,125,102
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/28 1,149,240
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4 .000 03/01/27 5,312,735
1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5 .000 09/01/28 1,089,473
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/26 594,860
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/27 1,019,381
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/28 1,223,852
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/29 1,028,820
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/30 1,031,904
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/31 1,027,734
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/32 1,022,621
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3 .250 04/01/26 3,654,149
2,530,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4 .000 03/01/26 2,547,543
4,850,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 4,784,115
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1 .000 07/01/27 6,561,278
1,895,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/25 1,896,103
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/26 1,918,584
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/27 3,264,534
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 1,453,625
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/29 399,028
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 319,065

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5 .000% 04/01/27 $ 7,775,285
1,600,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/25 1,604,280
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 2,045,409
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/28 266,366
400,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/29 411,397
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/30 360,838
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/31 263,298
380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/32 393,175
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/26 549,801
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/28 1,318,801
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/26 770,064
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/27 715,098
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 388,339
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/32 475,735
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/33 497,988
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/34 2,128,525
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/35 1,138,765
1,115,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools
Project, Series 2018
5 .000 12/01/25 1,123,104
3,625,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
1 .000 03/01/26 3,576,438
8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0 .050 04/01/26 8,540,950
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4 .000 07/01/26 10,082,507
10,730,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5 .000 09/01/28 11,463,333
1,380,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A
5 .000 09/01/25 1,383,762
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0 .500 11/01/25 12,626,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,450,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000% 09/01/27 $ 1,475,356
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/28 306,879
710,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/25 709,308
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/27 525,786
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/29 475,051
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/31 1,745,548
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/27 1,811,529
TOTAL OKLAHOMA 205,048,377
OREGON - 0.9%
1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/26 1,108,826
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 1,046,327
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/27 2,498,391
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/28 2,184,972
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/27 1,253,103
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4 .000 07/01/42 11,895,794
7,525,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .050 07/01/36 5,822,180
8,000,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 8,007,409
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/27 2,607,760
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/28 2,930,922
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 942,605
TOTAL OREGON 40,298,289
PENNSYLVANIA - 3.8%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 5,460,585
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/26 2,081,770
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/27 4,581,638
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,602,295
19,483,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 18,002,787
10,137,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 7,344,991

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000% 06/30/34 $ 1,609,154
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/25 1,000,637
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 3,353,604
1,525,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 1,426,387
390,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 389,780
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2 .625 02/15/27 5,201,705
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4 .000 11/15/30 4,681,375
8,065,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 7,172,992
6,520,000 Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 6,665,886
504,166 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 221,833
277,700 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 49,986
15,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1 .100 06/01/31 14,473,015
3,750,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 3,602,760
3,750,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)
4 .250 08/01/37 3,750,791
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .250 10/01/28 1,270,343
2,200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 2,183,702
6,135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .200 10/01/32 5,918,629
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .000 04/01/27 3,360,613
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .050 10/01/27 3,307,414
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 8,230,960
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 988,680
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 2,291,339
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 6,101,555
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300 10/01/35 3,928,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .250% 10/01/36 $ 7,891,846
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3 .950 04/01/35 3,599,992
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5 .000 09/01/27 9,446,643
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 5,445,446
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,526,594
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,499,161
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/25 1,005,888
850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/26 873,063
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/27 1,039,849
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/28 1,053,156
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/29 1,063,287
725,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
5 .000 07/01/25 725,000
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 372,478
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5 .000 11/01/25 2,558,718
1,150,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/25 1,150,000
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5 .000 07/01/27 1,232,089
TOTAL PENNSYLVANIA 177,738,553
PUERTO RICO - 3.5%
4,600,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/25 4,600,000
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 2,600,975
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/25 2,500,000
3,700,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,847,348
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,569,692
325,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/25 325,000
935,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 969,657
3,880,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 3,905,388

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 21,885,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/27 $ 20,237,232
36,562,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 31,238,869
30,173,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 23,582,918
10,665,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 7,598,640
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 635,975
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 33,452
5,927,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 5,567,443
14,546,326 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 14,546,326
17,246,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 17,752,042
13,666,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 14,421,201
1,746,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 1,885,078
1,593,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,103,230
726,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 708,858
634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 611,013
TOTAL PUERTO RICO 161,240,337
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2 .800 10/01/34 3,048,662
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .050 10/01/36 10,746,161
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 7,815,771
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,419,979
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2 .125 10/01/36 3,865,343
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .300 10/01/35 988,228
2,925,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 2,906,822
TOTAL RHODE ISLAND 31,790,966
SOUTH CAROLINA - 0.6%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5 .000 11/01/26 467,044
6,000,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,345,105
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .650 07/01/34 999,157
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .000 07/01/35 2,257,455
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1 .850 07/01/36 4,613,081
595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .450 07/01/38 596,320
2,915,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .000 07/01/39 2,837,474

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 11,050,000 South Carolina Jobs-Economic Development Authority,
Revenue Bonds, International Paper Company Project,
Refunding Environmental Improvement Series 2023A, (AMT),
(Mandatory Put 4/01/26)
4 .000% 04/01/33 $ 11,084,871
TOTAL SOUTH CAROLINA 29,200,507
SOUTH DAKOTA - 0.3%
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1 .900 11/01/36 2,302,922
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1 .850 11/01/36 3,733,926
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300 11/01/37 5,688,420
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4 .125 11/01/37 1,220,078
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 2,230,050
TOTAL SOUTH DAKOTA 15,175,396
TENNESSEE - 0.9%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5 .000 05/01/30 4,036,721
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/32 2,456,803
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/33 2,939,260
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 814,970
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/27 723,918
1,030,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/28 1,081,101
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 10,863,997
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 1,722,056
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .850 07/01/32 840,008
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .400 07/01/34 2,778,031
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2 .800 07/01/34 2,718,984
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .100 07/01/35 487,557
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .050 07/01/36 1,421,337
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .000 07/01/37 1,707,248
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .050 07/01/36 2,588,066
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 882,118
1,545,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)
3 .500 01/01/56 1,545,201
2,155,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,158,141
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,036,073
TOTAL TENNESSEE 43,801,590

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 7.2%
$ 1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5 .000% 06/01/26 $ 1,474,376
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/26 1,663,888
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/27 1,303,379
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/29 1,936,773
2,310,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/26 2,372,375
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/27 2,394,134
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/26 1,083,377
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/29 13,095,211
7,030,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 7,528,587
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 13,542,923
6,875,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 7,414,602
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 6,592,553
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 7,089,166
6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 6,279,300
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/28 3,737,612
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/32 9,572,796
5,185,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5 .000 06/01/32 5,326,153
10,085,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 10,359,547
3,240,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,432,179
8,310,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 8,861,877
2,540,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 2,669,853
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/28 2,678,222
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/26 1,753,996
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/27 2,656,231
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 4,369,873
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,031,186
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .000 11/15/26 3,098,241

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,195,000 Houston, Texas, General Obligation Bonds, Public
Improvement and Refunding Series 2024B
5 .000% 03/01/26 $ 2,228,973
8,840,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 8,965,478
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/36 3,463,144
3,285,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/37 3,548,570
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 5,405,720
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/29 6,588,143
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5 .000 05/15/26 1,323,347
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4 .250 05/01/30 7,446,437
2,175,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,178,483
750,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 767,006
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 3,782,600
7,375,000 (d) North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000 09/01/29 8,004,750
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 3,698,262
3,200,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/27 3,234,816
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4 .000 02/15/32 5,001,461
8,685,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 9,205,248
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5 .000 03/15/35 7,921,793
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/01/30 1,914,308
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5 .000 02/01/32 1,956,915
8,955,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 9,063,173
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3 .500 07/01/34 2,394,323
4,830,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .100 01/01/39 4,766,687
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1 .850 09/01/36 2,557,823
5,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 5,312,840
15,040,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 16,507,725
5,665,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 6,025,589
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 12/31/33 4,224,874

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000% 06/30/34 $ 3,054,265
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/30 3,078,077
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/31 4,058,474
5,025,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/26 5,104,516
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/27 3,284,362
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/31 8,392,285
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5 .000 10/01/32 13,368,193
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5 .000 10/01/36 10,013,838
5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 5,854,823
4,010,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 4,076,615
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 4,630,060
TOTAL TEXAS 335,722,406
UTAH - 0.6%
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/27 2,855,875
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/26 1,119,494
1,205,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/27 1,244,282
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/28 1,152,008
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/29 1,730,030
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,570,295
5,150,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 5,247,330
3,605,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .050 07/01/39 3,505,744
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .000 06/01/26 712,060
1,500,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/30 1,658,428
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/31 1,261,418
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/32 1,555,386
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5 .000 06/15/30 3,519,139
TOTAL UTAH 27,131,489
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .200 11/01/36 901,587
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .125 11/01/39 2,785,212
TOTAL VERMONT 3,686,799

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.2%
$ 2,700,000 Alexandria Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, 431 S Columbus St Block
4, Series 2024A, (Mandatory Put 12/01/25)
3 .400% 12/01/54 $ 2,700,350
4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1 .450 04/01/27 4,330,988
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 5,516,816
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5 .000 12/01/26 7,783,802
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/35 5,945,420
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 1,748,091
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .100 07/01/40 2,632,543
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 1,301,503
25,095,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0 .750 10/01/40 24,917,026
TOTAL VIRGINIA 56,876,539
WASHINGTON - 1.1%
3,730,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5 .000 10/01/28 3,775,694
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/27 6,718,267
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/28 3,927,299
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/31 4,588,350
3,410,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/25)
5 .000 08/01/49 3,415,740
6,150,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5 .000 08/15/27 6,154,956
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 1,632,140
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/26 2,984,921
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/27 3,179,436
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/28 2,515,174
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .000 12/01/36 2,843,562
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .250 12/01/36 1,176,514
3,638,250 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 3,424,372
150,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5 .000 07/01/26 153,568
5,000,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 5,442,678
TOTAL WASHINGTON 51,932,671

Portfolio of Investments June 30, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.8%
$ 2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3 .375% 03/01/40 $ 2,495,466
2,605,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 2,623,702
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2010, (Mandatory Put
12/15/25)
0 .625 12/01/38 6,993,296
6,875,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2011A, (AMT), (Mandatory Put
9/01/25)
1 .000 01/01/41 6,834,224
1,000,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,020,667
9,470,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 9,335,781
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/27 2,122,682
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/28 1,001,193
2,405,000 (d) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
1 .000 06/01/55 2,568,570
TOTAL WEST VIRGINIA 34,995,581
WISCONSIN - 2.6%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A
3 .000 03/01/26 1,383,332
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4 .000 03/01/36 2,479,276
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5 .000 10/01/26 6,626,337
9,750,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3 .750 10/01/27 9,880,132
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5 .000 06/01/26 3,737,499
10,045,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 9,972,426
12,505,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1 .100 07/01/29 12,202,165
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1 .100 04/01/33 3,902,738
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,230,349
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 4,980,038
7,080,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5 .000 04/01/54 7,723,491
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4 .500 06/01/27 3,833,789

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,015,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000% 08/15/54 $ 4,084,922
5,000,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,118,948
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 03/01/31 1,604,566
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 09/01/31 1,601,223
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .500 09/01/34 4,389,385
2,740,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3 .750 05/01/54 2,740,763
1,795,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,799,187
6,000,000 Wisconsin State, General Obligation Bonds, Refunding
Forward Delivery Series 2025-2
5 .000 05/01/27 6,263,019
2,205,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/27 2,301,659
9,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 10,407,986
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/30 11,064,294
TOTAL WISCONSIN 120,327,524
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 20,097,748
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .450 12/01/34 2,143,753
1,310,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 1,134,500
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .100 12/01/35 2,016,429
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .000 12/01/36 4,070,345
TOTAL WYOMING 29,462,775
TOTAL MUNICIPAL BONDS
(Cost $4,535,619,133) 4,425,329,287
TOTAL LONG-TERM INVESTMENTS
(Cost $4,535,619,133) 4,425,329,287
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
30710000 MUNICIPAL BONDS - 0 .7% 30710000
FLORIDA - 0.1%
5,250,000 (c),(g) Seminole County, Florida, Sales Tax Revenue Bonds, Tender
Option Bond Floater 3438
2 .020 04/01/27 5,250,000
TOTAL FLORIDA 5,250,000
MICHIGAN - 0.1%
3,000,000 (g) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
2 .020 04/15/58 3,000,000
TOTAL MICHIGAN 3,000,000
NEW YORK - 0.1%
4,700,000 (g) New York City, New York, General Obligation Bonds, Fiscal
2021 Series 3
3 .900 04/01/42 4,700,000
TOTAL NEW YORK 4,700,000

Portfolio of Investments June 30, 2025
(continued)
Limited Term

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 0.2%
$ 7,760,000 (g) Ohio State University, General Receipts Bonds, Multiyear Debt
Issuance Program II, Series 2023D2
1 .000% 12/01/44 $ 7,760,000
TOTAL OHIO 7,760,000
TEXAS - 0.2%
10,000,000 (g) Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Series 2006B
2 .500 04/01/36 10,000,000
TOTAL TEXAS 10,000,000
TOTAL MUNICIPAL BONDS
(Cost $30,710,000) 30,710,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,710,000) 30,710,000
TOTAL INVESTMENTS - 96 .0%
(Cost $ 4,566,329,133 ) 4,456,039,287
BORROWINGS - 0.0% (h) (278,284)
OTHER ASSETS & LIABILITIES, NET -  4.0% 186,813,086
NET ASSETS - 100% $ 4,642,574,089
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $109,809,605 or 2.5% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) Borrowings as a percentage of Total Investments is 0.0%.

them:
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,425,329,287 $ – $ 4,425,329,287
Short-Term Investments:
Municipal Bonds – 30,710,000 – 30,710,000
Total $ – $ 4,456,039,287 $ – $ 4,456,039,287

Portfolio of Investments June 30, 2025
High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 129.6%
1159651 COMMON STOCKS - 0 .0% 1159651
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corporation $ 165,422
978 (b),(c) PALOUSE FIBER HOLDINGS 10
23,041 Smurfit WestRock PLC 994,219
TOTAL MATERIALS 1,159,651
TOTAL COMMON STOCKS
(Cost $1,238,843) 1,159,651
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
24406395 CORPORATE BONDS - 0 .2% 24406395
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,585,000 (d) College for Certain Inc 4 .800% 06/01/60 1,143,499
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,143,499
CONSUMER SERVICES - 0.1%
21,600,000 (c) Wild Rivers Water Park 8 .500 11/01/51 14,040,000
TOTAL CONSUMER SERVICES 14,040,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (c),(d) Benloch Ranch Improvement Association0 0 9 .750 12/01/39 6,354,365
3,232,511 (c),(d) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 2,868,531
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,222,896
TOTAL CORPORATE BONDS
(Cost $32,801,296) 24,406,395
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
17129389172 MUNICIPAL BONDS - 129 .4% 17129389172
ALABAMA - 1.8%
2,917,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000 09/01/37 29
16,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 11,200,000
3,397,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 9,617,855
13,960,000 (f) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B, (UB)
5 .000 11/15/46 13,805,390
1,350,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/35 1,318,982
2,500,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/45 2,202,437
8,225,000 (f) Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2024B, (Mandatory Put
6/01/32), (UB)
5 .250 07/01/54 8,803,501
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/49 4,059,553
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .000 10/01/56 1,433,567
1,645,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,808,604

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 75,375,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750% 10/01/49 $ 76,044,179
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4 .000 02/01/46 3,796,596
4,440,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 4,555,165
9,700,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 9,315,653
13,050,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 12,033,650
31,390,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 22,018,817
7,630,000 (f) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 7,791,168
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A - AGM Insured
3 .000 09/01/51 1,978,342
44,420,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 43,960,999
TOTAL ALABAMA 238,122,840
ALASKA - 0.1%
10,000,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500 02/01/60 8,771,333
10,760,000 (f) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4 .000 11/01/52 9,420,321
TOTAL ALASKA 18,191,654
ARIZONA - 2.2%
5,200,000 (d) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 5,204,713
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .500 07/01/37 567,885
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .750 07/01/47 1,309,493
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .875 07/01/52 1,414,427
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .000 11/01/37 650,552
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .250 11/01/50 3,331,043
1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5 .125 07/01/47 1,185,735
565,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5 .250 07/01/51 520,115
3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .250 07/01/52 2,771,078
5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 4,819,493

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5 .500% 12/15/48 $ 2,139,931
3,150,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/48 3,159,578
28,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 18,968,000
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 27,220,301
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3 .000 09/01/50 1,699,828
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6 .500 11/01/53 9,684,241
4,875,000 (d) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 4,890,062
11,260,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 7,882,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/45 2,903,922
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 17,628,078
9,573,067 (d),(e) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 6,701,147
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5 .500 07/01/40 1,769,038
1,056,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
5 .375 07/01/39 1,022,799
2,055,000 (d) Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 2, Series 2015
5 .000 07/01/39 1,866,899
7,585,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 6,277,545
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5 .500 07/01/53 1,585,303
4,100,000 (f) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A, (UB)
4 .000 01/01/41 3,728,472
90,000 Parkway Community Facilities District 1, Prescott Valley,
Arizona, General Obligation Bonds, Series 2006
5 .300 07/15/25 89,868
8,820,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 7,114,171
1,590,000 Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Cambridge Academy-East, Inc.
Project, Series 2010
6 .625 04/01/40 1,590,044
2,870,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000 06/15/37 2,884,210
4,865,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 4,866,555
3,445,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 2,411,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,700,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375% 07/01/46 $ 3,990,000
6,830,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 4,781,000
13,805,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 9,663,500
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 11,159,228
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 4,509,104
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 1,684,973
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 637,105
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .250 07/01/49 925,791
5,770,000 (d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa
Project, Series 2015A
5 .000 12/15/34 5,579,010
33,720,000 (f) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A, (UB)
5 .000 01/01/54 34,490,195
80,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 84,031
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 22,363,047
17,000,000 (d),(g) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
0 .000 10/01/56 13,342,098
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6 .250 10/01/36 848,811
7,360,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 6,894,791
2,130,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021B
4 .000 12/01/56 1,631,209
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 1,592,193
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 2,207,002
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 1,964,332
4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5 .125 03/01/42 4,059,249
TOTAL ARIZONA 292,264,695

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.7%
$ 9,440,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450% 09/01/52 $ 9,462,099
13,250,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 13,436,219
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 7,766,425
16,080,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 15,486,595
30,915,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 30,012,393
1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green
Series 2023A, (AMT)
6 .875 07/01/48 1,073,900
15,000,000 (f) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4 .125 08/01/50 13,273,062
TOTAL ARKANSAS 90,510,693
CALIFORNIA - 12.0%
9,400,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .400 10/01/49 5,274,417
15,440,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 8,585,999
23,750,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 13,548,432
5,720,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 3,237,753
20,430,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 11,422,372
11,890,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 6,630,402
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 1,354,542
300,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 301,447
9,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 8,493,172
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 9,627,727
1,700,000 (g) Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C
0 .000 05/01/42 1,269,644
1,770,000 Blythe Redevelopment Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Series 2011
9 .750 05/01/38 1,777,695
8,990,000 (f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 9,531,343
8,580,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 6,426,861
3,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 2,765,864
2,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4 .000 08/01/50 1,494,810
9,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 6,653,901

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,495,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-2
4 .000% 02/01/50 $ 3,333,559
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 31,433,643
15,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0 .000 06/01/46 3,953,936
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
0 .000 06/01/57 2,324,392
33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 5,894,836
65,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0 .000 06/01/46 15,105,460
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0 .000 06/01/46 6,646,403
31,595,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 32,051,014
5,000,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A, (UB)
4 .000 08/15/48 4,520,704
29,910,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4 .000 08/15/48 28,130,484
10,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4 .000 11/01/44 8,991,743
12,500,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2, (UB)
4 .000 11/01/44 11,239,679
2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 2,546,250
26,000,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 24,653,275
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,396,931
640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 640,195
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,488,904
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,428,825
1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .200 06/15/54 1,037,500
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .375 06/15/64 2,396,599
2,830,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 2,877,446
14,275,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 13,721,016
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .625 01/01/32 486,923
515,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .875 01/01/42 481,702

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,275,000 California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2014A
5 .000% 01/01/35 $ 1,089,181
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4 .000 12/31/47 863,718
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 6,764,508
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5 .250 09/01/52 3,743,218
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/54 1,212,745
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,170,911
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .125 09/01/59 1,221,298
5,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 4,748,768
7,910,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 6,257,065
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/39 834,603
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 883,781
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .125 06/15/37 2,072,852
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250 06/15/47 3,030,049
20,000,000 (f) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4 .000 08/01/47 17,939,570
5,570,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 5,021,445
1,800,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .500 07/01/50 1,840,529
2,350,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/36 2,353,865
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 2,236,133
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 6,165,278
650,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group,
Taxable Series 2020B
6 .000 06/01/31 604,764
2,010,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5 .000 06/01/42 1,969,800
1,100,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5 .000 06/01/52 1,078,000
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/51 352,741

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000% 06/01/61 $ 921,511
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .125 06/15/64 2,491,065
5,200,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .750 06/01/42 5,210,609
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .875 06/01/52 5,069,288
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/49 906,485
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .500 06/15/63 8,814,633
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 1,043,720
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/50 1,528,107
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,561,299
875,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .250 07/01/37 932,224
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .250 07/01/37 379,953
2,940,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .500 07/01/50 3,142,316
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .500 07/01/50 1,892,376
1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .875 05/01/47 1,632,280
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/43 1,096,057
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/51 2,185,994
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/41 5,586,056
1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/51 1,094,876
10,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 8,232,493
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 3,335,453
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 381,179
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 3,449,581
3,750,000
(d)
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 2,624,351
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5 .750 07/01/41 1,288,878

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000% 07/01/51 $ 2,263,663
3,000,000 (f) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/46 2,320,189
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/49 748,990
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 500,253
12,470,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 12,143,885
29,220,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 28,761,547
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 11,733,583
1,620,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 1,532,053
23,955,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 22,993,303
2,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 1,954,998
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 7,572,967
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .375 09/01/35 3,251,705
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 3,288,503
2,665,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5 .500 09/01/52 2,729,160
1,860,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 1,831,546
5,000,000 (f) Central Unified School District, Fresno County, California,
General Obligation Bonds, 2020 Election Series 2021A - AGM
Insured
4 .000 08/01/48 4,583,506
1,000,000 (d) CMFA Special Finance Agency XII, California, Essential Housing
Revenue Bonds, Allure Apartments Project, Series 2022A-2
3 .250 02/01/57 690,788
3,250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 2,048,151
3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 2,128,360
95,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 95,090
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5 .000 09/01/35 1,016,051
46,840,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 34,626,934
12,950,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 11,575,531

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000% 06/01/58 $ 6,065,480
5,025,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Jefferson-Anaheim Series
2021A-2
3 .125 08/01/56 3,615,049
2,095,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3 .400 10/01/46 1,584,203
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 5,877,691
9,735,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 6,340,457
2,040,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4 .000 09/01/56 1,460,877
5,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3 .000 03/01/57 3,232,728
2,990,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Parallel-Anaheim Series
2021A
4 .000 08/01/56 2,562,606
4,825,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,510,156
995,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine
Lien Social Series 2022B
5 .000 09/01/37 985,114
4,375,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 2,954,175
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 6,251,034
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 5,436,158
32,280,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 22,244,761
8,030,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000 12/01/59 3,866,182
30,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 19,437
5,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4 .000 08/01/52 4,481,404
5,000,000 (f) Dublin Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020 Series 2023B
4 .125 08/01/49 4,632,845
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 3,475,642
2,295,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 2,162,306
2,500,000 Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Election 2020 Series 2021A
3 .000 08/01/55 1,712,468
4,095,000 (f) Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4 .000 08/01/50 3,630,674
615,765,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 65,297,014

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000% 06/01/51 $ 2,956,994
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home
Park, Refunding Series 2022A
5 .250 05/15/56 5,839,131
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 160,426
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 27,449,933
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 30,953,081
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .400 09/01/38 1,957,711
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .500 09/01/43 3,038,567
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .600 09/01/49 4,708,519
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .500 09/01/43 1,909,536
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .600 09/01/49 3,572,820
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .400 09/01/38 2,425,750
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .500 09/01/43 3,750,348
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .600 09/01/49 7,042,099
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .400 09/01/38 840,457
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .500 09/01/43 1,310,658
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .600 09/01/49 2,451,744
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4 .000 08/01/47 4,500,844
20,925,000 (f),(g) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B -
BAM Insured, (UB)
0 .000 08/01/49 13,625,914
32,355,000 (f) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2017A - BAM Insured, (UB)
4 .000 08/01/45 29,928,915
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6 .050 08/01/42 1,901,209
17,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .250 05/15/50 17,462,130
5,505,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 5,513,112

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 17,250,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .500% 05/15/55 $ 18,037,419
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G, (AMT)
4 .000 05/15/47 1,772,919
13,600,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien Series
2020C, (AMT), (UB)
4 .000 05/15/50 11,853,152
10,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series 2022H,
(AMT), (UB)
5 .000 05/15/47 10,006,215
5,950,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B, (AMT), (UB)
5 .000 05/15/46 5,880,095
10,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT), (UB)
5 .250 05/15/48 10,054,560
7,500,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2019E, (UB)
5 .000 05/15/49 7,572,729
12,125,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT), (UB)
5 .000 05/15/46 12,136,357
1,750,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
4 .000 05/15/49 1,531,035
3,902,112 (e) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 1,053,570
2,305,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6 .000 08/01/51 1,760,037
970,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2013C
5 .550 08/01/43 708,341
7,730,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/39 6,128,672
1,000,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/49 779,530
7,250,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 5,514,302
1,230,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/31 990,702
1,225,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/32 946,278
2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School
Faciliteis Improvement District 2, Election 2004 Series 2008 -
AGM Insured
0 .000 04/01/48 1,029,862
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 4,163,561
3,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .250 09/01/47 3,012,677
5,410,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/52 5,129,987
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/41 3,328,999

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000% 12/01/42 $ 3,124,144
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/43 2,955,140
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/44 2,223,457
20,000,000 (f) Riverside County Transportation Commission, California,
Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021C, (UB)
4 .000 06/01/47 17,481,628
550,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/36 356,514
660,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/37 405,280
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/48 1,001,844
3,000,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
13 .967 12/01/30 4,201,794
2,500,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
14 .867 12/01/30 3,501,495
6,580,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
13 .750 12/01/33 10,179,605
4,340,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 4,352,513
2,150,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/42 2,168,689
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/47 4,005,041
2,250,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .375 09/01/52 2,247,101
4,908,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6 .750 12/15/46 4,975,601
1,645,000 San Bernardino County Financing Authority, California,
Revenue Bonds, Courthouse Facilities Project, Series 2007 -
NPFG Insured
5 .500 06/01/37 1,691,079
7,205,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5 .000 07/01/53 7,155,410
2,900,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
4 .000 07/01/44 2,537,266
12,840,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5 .000 07/01/49 12,638,956
23,370,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B - AGM
Insured, (AMT), (UB)
4 .000 07/01/51 19,755,145
10,735,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 10,645,167
11,840,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
4 .000 07/01/56 9,617,120
12,520,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/56 12,306,567
17,460,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
4 .000 05/01/52 14,416,308
20,500,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
5 .000 05/01/52 20,190,292

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5 .250% 05/01/55 $ 5,509,556
12,370,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5 .250 05/01/55 12,539,689
7,000,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/44 6,991,133
23,000,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/49 22,764,574
43,630,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 43,093,207
106,295,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .250 05/01/48 106,671,720
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 3,955,611
28,600,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT), (UB)
5 .000 05/01/50 28,282,614
2,000,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/52 1,842,890
20,035,000 (f),(g) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0 .000 07/01/51 14,912,369
6,675,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 6,562,717
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,739,477
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Turbo Capital
Appreciation Series 2007C
0 .000 06/01/56 9,061,003
10,000,000 (f) Sweetwater Union High School District, California, General
Obligation Bonds, Refunding Series 2016 - BAM Insured, (UB)
4 .000 08/01/47 9,068,201
1,725,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 1,774,422
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 3,768,425
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 5,074,640
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 13,469,912
150,400,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 35,809,533
27,875,000 (f) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 24,021,959
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4 .000 09/01/52 3,520,780
TOTAL CALIFORNIA 1,588,481,108

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 12.9%
$ 4,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375% 12/01/52 $ 3,199,376
17,525,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 17,197,905
464,000 Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible
to Unlimited Tax), General Obligation Refunding and
Improvement Bonds, Series 2017B
7 .750 12/15/47 464,072
903,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 846,938
1,825,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5 .450 12/01/39 1,806,165
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 467,196
2,290,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B
7 .750 12/15/50 2,292,052
131,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 121,277,976
4,495,000 (f) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor
Project, First Lien Series 2023, (UB)
4 .000 08/01/53 3,944,050
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 1,224,252
1,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,708,168
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 4,289,552
3,192,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 3,111,396
2,188,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 2,132,749
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5 .375 12/01/48 2,319,244
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 2,396,898
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 5,010,123
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6 .750 12/15/54 3,803,546
3,210,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 3,198,735
2,880,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020A-3
5 .000 12/01/50 2,536,955
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020B-3
8 .000 12/15/50 157,469
2,587,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020
4 .950 12/01/50 2,311,819
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2020A-3
6 .125 12/01/49 6,190,653
3,250,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/41 2,863,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5 .250% 12/01/50 $ 2,019,080
2,000,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Refunding Series 2025
5 .625 12/01/55 2,004,300
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 13,979,207
1,845,000 (d) Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Capital Appreciation Series 2015
6 .000 12/01/44 1,848,030
1,405,000 Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B-3
8 .500 12/15/49 1,408,464
10,000,000 (f) Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025, (UB)
4 .000 06/01/50 8,760,494
9,375,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 7,274,933
7,075,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7 .500 12/01/48 5,428,345
2,582,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 2,174,894
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 4,095,541
18,415,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7 .500 12/01/49 12,706,304
1,138,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .250 12/01/38 1,120,376
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .375 12/01/48 2,125,267
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7 .625 12/15/46 1,225,749
1,284,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7 .375 12/15/47 1,286,369
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 2,397,467
3,162,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A
5 .375 12/01/51 2,687,995
4,905,000 Carriage Hills Metropolitan District, Frederick, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5 .500 12/01/47 4,640,723
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 4,376,203
21,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 20,071,991
9,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 9,223,948
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 6,217,358

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,851,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5 .000% 06/01/37 $ 3,851,745
1,276,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000 06/15/37 1,278,814
1,450,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 1,317,107
1,035,000 City Center West Residential Metropolitan District 2, Greeley,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Series 2019A
5 .000 12/01/49 907,451
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5 .000 12/01/50 497,592
2,241,000 Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Refunding Subordinate Series 2022B-1 - BAM Insured
5 .750 12/15/47 2,109,674
3,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5 .000 12/01/50 3,150,928
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 3,868,582
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .500 10/01/47 7,448,487
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .625 10/01/52 5,588,023
1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 1,307,999
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 1,751,649
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5 .000 07/01/46 940,366
350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 251,612
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter
School Project, Refunding & Improvement Series 2020A
5 .000 06/01/50 7,294,098
615,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 615,696
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 2,333,502
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .000 11/01/44 834,356
1,055,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 988,238
44,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 44,845,412
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,014,395

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 14,650,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, (UB)
4 .000% 11/15/43 $ 13,091,410
6,490,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, (UB)
4 .000 11/15/50 5,491,377
7,130,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3 .000 11/15/51 5,025,290
21,500,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 13,472,147
4,085,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 2,716,630
45,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 37,710
4,100,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,126,703
6,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/47 6,058,100
14,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/52 14,062,513
335,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .000 12/01/25 317,059
750,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 577,811
1,650,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 1,127,581
3,600,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .125 12/01/45 2,202,722
5,070,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .250 12/01/50 3,109,950
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 4,252,259
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 30,782,936
750,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Junior Lien
Series 2018C
12 .500 12/15/38 750,273
657,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Series 2018B
7 .500 12/15/38 658,693
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6 .250 12/01/48 14,867,087
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8 .750 12/15/48 1,999,468
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6 .000 12/01/47 29,992,222
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 13,017,654
3,715,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5 .750 12/01/47 2,935,824
1,086,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8 .125 12/15/47 821,490

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,160,000 Colorado Tech Center Metropolitan District, Louisville,
Colorado, General Obligaiton Bonds, Series 2018
6 .000% 12/01/47 $ 2,841,862
1,495,000 Commons at East Creek Metropolitan District, Arapahoe
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2020A-3
5 .000 12/01/50 1,261,653
4,110,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6 .250 12/01/55 4,000,668
4,405,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5 .500 12/15/50 3,955,671
1,755,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5 .000 12/01/49 1,584,556
1,325,000 Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
5 .500 12/15/36 1,266,451
725,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6 .000 12/15/41 725,135
1,910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 1,854,463
4,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 4,264,315
3,846,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5 .250 12/01/47 3,556,302
5,185,000 (e) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8 .000 12/01/40 5,191,404
4,144,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 3,917,296
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .250 12/01/40 2,376,613
4,460,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 4,163,050
40,580,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 25,115,648
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,126,117
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8 .000 12/15/54 1,257,183
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 941,760
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .800 12/01/54 937,278
9,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4 .125 11/15/53 7,744,031
7,085,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5 .500 11/15/53 7,276,068
8,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT), (UB)
5 .000 11/15/53 7,872,967
8,200,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/43 8,188,675
28,210,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4 .000 12/01/48 23,888,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,500,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000% 12/01/48 $ 8,371,387
15,735,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 15,762,881
15,000,000 (f) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4 .000 08/01/51 12,830,949
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .500 12/01/38 2,625,701
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 5,893,877
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7 .875 12/15/48 1,778,700
1,796,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,801,452
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 710,037
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 59,495
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 409,213
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 375,380
20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 18,120
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 889,440
4,100,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 3,960,101
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 2,457,559
18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 17,539,628
2,340,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2019A
5 .250 12/01/49 2,171,671
398,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/49 398,325
695,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 707,307
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 5,786,858
3,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Series 2020A
5 .000 12/01/49 2,742
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Subordinate Series 2020B
7 .000 12/15/49 606,751
14,495,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 14,373,523
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 32,393,528
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 5,022,792

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500% 12/01/42 $ 4,100,287
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 5,572,292
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125 12/15/52 2,278,517
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series
2019
5 .000 12/01/48 713,624
17,145,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 13,753,609
2,321,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 1,949,535
3,428,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7 .500 06/03/50 2,571,954
16,265,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 12,251,852
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .125 12/01/37 2,800,901
3,290,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 2,955,244
1,361,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate
Series 2017B
7 .750 12/15/47 1,361,631
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2017
5 .000 12/01/47 1,198,020
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 923,955
5,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 5,137,447
3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750 12/01/51 2,253,194
9,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 9,337,828
3,915,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 3,928,671
7,255,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 7,355,339
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5 .125 12/01/51 1,656,467
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Subordinate Series 2019B
8 .750 12/15/49 1,196,210
880,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 882,526
15,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 15,414,560
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8 .000 12/15/49 4,690,053

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 20,140,000 Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5 .750% 12/01/49 $ 17,816,291
10,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 8,849,551
575,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/51 481,648
1,395,000 Highlands-Mead Metropolitan District, Mead, Weld County
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020A
5 .125 12/01/50 1,310,878
1,515,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Series 2017A
5 .500 12/01/47 1,453,285
336,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2017B
7 .750 12/15/47 336,043
2,345,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2020A
5 .750 12/01/50 2,322,903
2,500,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 2,386,743
1,585,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 1,604,599
670,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Subordinate Series 2021B
5 .000 12/15/36 608,180
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5 .000 12/01/47 1,464,996
15,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 15,116,660
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7 .000 08/15/52 2,532,779
1,000,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds,
Series 2020A
5 .000 12/01/50 867,915
2,500,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 2,268,394
2,750,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 2,477,354
3,850,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .500 12/15/52 3,863,734
9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .375 12/01/49 8,381,204
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 3,630,536
1,500,000 Lafferty Canyon Metropolitan District, Erie, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/55 1,431,718
2,610,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5 .000 08/01/48 2,326,843
371,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7 .500 08/01/48 371,132
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 999,910

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250% 12/01/53 $ 1,104,192
2,290,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 2,137,758
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 10,327,682
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 2,952,075
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8 .750 12/15/54 609,294
6,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 4,431,432
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 1,195,107
2,060,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021A-1
5 .000 12/01/46 1,763,227
2,269,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8 .250 12/15/51 2,271,731
1,180,000 Lochbuie Station Metropolitan District, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2020A
5 .750 12/01/50 1,220,183
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 4,745,027
1,178,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5 .750 12/01/50 1,166,900
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5 .000 12/01/47 1,361,659
1,988,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,859,737
1,544,000 Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A
4 .875 12/01/40 1,511,757
750,000 Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A
5 .125 12/01/50 702,839
1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750 12/01/52 1,690,914
3,145,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 3,047,859
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7 .500 12/15/46 9,998
1,466,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/35 1,467,680
5,180,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/46 4,876,906
2,141,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 2,141,793
981,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 891,702
609,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .625 12/15/49 608,903

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7 .000% 12/01/52 $ 3,399,519
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2022B
9 .000 12/15/52 2,517,545
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6 .000 12/01/54 3,336,804
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 2,024,394
1,760,000 North Holly Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2018A
5 .500 12/01/48 1,699,114
340,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 287,617
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 1,494,007
10,820,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 10,551,178
9,710,000 North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 7,889,158
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,694,567
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .500 12/15/50 865,639
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6 .000 12/01/53 1,877,028
3,350,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5 .250 12/01/48 3,016,248
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 611,601
3,250,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 3,016,365
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5 .500 12/15/51 875,336
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 3,423,510
42,040,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 35,573,395
1,995,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 1,844,000
1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8 .000 12/15/37 1,377,945
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7 .000 12/15/54 1,874,281
3,670,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 2,931,234
1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
9 .000 12/15/53 1,404,977
1,310,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5 .000 12/01/40 1,353,226

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,335,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5 .250% 12/01/50 $ 3,446,412
1,331,000 (h) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 1,366,382
2,650,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 2,727,573
1,450,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025B
8 .375 12/15/55 1,447,970
1,500,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 1,313,144
4,600,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 3,731,838
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7 .625 12/15/51 1,626,932
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 8,032,435
54,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 36,091,170
1,700,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 1,645,207
5,035,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 4,289,642
9,580,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 9,072,361
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,967,952
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5 .500 12/01/54 882,334
2,990,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5 .375 12/01/48 2,718,325
1,910,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 1,852,372
725,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4 .875 12/15/44 663,426
3,315,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Series
2024A
5 .875 12/15/46 3,416,568
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 6,918,048
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Subordinate Series
2021B
7 .250 12/15/51 501,657
6,000,000 (f) Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A, (UB)
5 .000 07/01/49 6,012,626
400,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation
Bonds, Series 2021B
0 .000 12/01/25 391,075
1,500,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 1,303,947
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 9,157,285

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .750% 12/15/49 $ 515,088
18,000,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 17,087,467
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 10,998,432
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .500 12/01/47 5,352,151
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 971,185
675,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Subordinate Limited Tax
Series 2025B
7 .875 12/15/55 679,681
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .750 12/01/35 549,907
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 2,922,161
15,915,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 9,448,389
3,165,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5 .000 12/01/46 2,983,617
2,295,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,835,535
5,098,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5 .000 12/01/45 4,716,326
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Series 2016B
5 .125 12/01/45 1,245,764
282,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6 .500 12/15/49 279,979
7,598,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 6,949,495
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 2,477,273
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 422,222
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 5,183,257
1,295,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 1,230,985
550,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025B
7 .875 12/15/54 553,377
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 2,230,824
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 5,081,421
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 10,083,318
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8 .750 09/20/54 2,877,105

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750% 12/01/41 $ 1,623,952
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 5,105,740
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 884,052
859,000 Silver Peaks Metropolitan District No. 2, In the Town of
Lochbuie, Weld County, Colorado, Limited Tax General
Obligation Subordinate Bonds, Series 2018B
7 .250 12/15/47 859,403
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,021,768
6,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 5,521,145
550,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6 .500 12/15/54 549,909
835,000 (d) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 837,792
1,000,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5 .500 12/01/48 815,644
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8 .000 12/15/48 1,864,879
5,890,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Series 2017A
5 .375 12/01/47 5,789,995
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7 .750 12/15/47 1,104,736
1,910,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 1,715,716
2,270,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .125 12/01/50 1,906,092
2,500,000 (d),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 1,685,514
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6 .375 11/15/54 1,330,634
5,000,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 5,068,070
5,075,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8 .000 12/15/55 5,114,526
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 16,545,712
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,070,477
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8 .250 12/15/54 2,629,826

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,045,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625% 12/01/43 $ 4,054,141
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 4,571,835
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .750 12/01/51 11,647,454
7,500,000 (e) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 1,200,000
2,175,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5 .000 12/01/50 1,952,735
668,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4 .375 12/01/44 612,247
1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .750 12/01/51 955,677
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6 .875 12/15/52 871,910
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5 .500 12/01/51 2,648,071
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 5,941,059
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 7,409,337
3,000,000 (d) Triview Metropolitan District 4, Colorado, El Paso County,
General Obligation Bonds Limited Tax Series 2018
5 .750 12/01/48 3,002,218
1,568,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5 .625 08/01/48 1,519,066
1,250,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
5 .875 10/01/55 1,250,311
5,750,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 5,761,908
9,500,000 (e) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2 .325 12/01/37 1,900,000
2,870,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 2,726,387
23,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 21,719,415
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 4,149,184
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 7,235,118
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 5,357,638
6,500,000 (g) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 4,634,153
3,570,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6 .750 12/01/52 3,590,342
1,373,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5 .625 12/01/48 1,338,792
380,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7 .750 12/15/40 380,506

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,800,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A
5 .250% 12/01/50 $ 3,340,421
586,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2020B
8 .125 12/15/50 586,893
1,575,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5 .000 12/01/46 1,432,913
143,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2017B
7 .750 12/15/46 142,946
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 11,678,661
2,265,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5 .250 12/01/52 2,007,614
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5 .000 12/01/51 2,437,030
500,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 486,526
3,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,762,976
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 2,185,029
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 20,995,291
40,050,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 25,007,737
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 10,339,999
1,277,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5 .375 12/01/48 1,206,207
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Convertible Capital
Appreciation Bonds, Series 2021A-2
5 .750 12/01/50 920,016
5,355,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 4,434,109
1,920,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2019A
5 .125 12/01/49 1,720,843
313,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2019B
7 .750 12/15/49 313,227
4,600,000 (d) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4 .000 12/01/51 3,981,173
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to
Unlimited Tax Bonds, Series 2020
5 .500 12/01/50 2,672,874
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7 .625 12/15/49 756,431
24,610,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 15,728,106
21,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 16,722,405
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6 .500 12/01/47 3,276,945

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7 .750% 12/15/47 $ 1,592,040
3,300,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 3,104,355
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/49 7,996,467
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 1,006,231
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,500,902
TOTAL COLORADO 1,709,054,774
CONNECTICUT - 0.2%
6,115,000 (f) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Children's Medical Center and
Subsidiaries, Series 2023E, (UB)
4 .250 07/15/53 5,324,740
1,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 928,680
5,355,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,113,297
4,286,111 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6 .750 02/01/45 4,320,716
1,700,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .250 10/01/60 1,650,364
3,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 3,441,040
TOTAL CONNECTICUT 20,778,837
DELAWARE - 0.1%
6,119,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation
Lakes Special Development District, Series 2018
5 .250 07/01/48 5,700,919
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .950 09/01/53 1,764,092
1,270,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A
and Series 2011B
8 .250 07/15/48 1,270,679
TOTAL DELAWARE 8,735,690
DISTRICT OF COLUMBIA - 2.4%
346,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 86,266,561
19,709,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 16,040,219
25,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 25,074
90,205,000 (f) Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Capital
Appreciation, Second Senior Lien Series 2010A - BAM Insured,
(UB)
0 .000 10/01/37 50,811,250
44,865,000 (f) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4 .000 10/01/53 37,189,962
1,010,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 899,815

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 53,245,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000% 10/01/44 $ 47,436,290
15,165,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/49 12,925,283
8,000,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000 10/01/52 6,830,145
2,450,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/27 2,289,233
2,055,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,288,814
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 7,420,492
5,385,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,336,759
17,835,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4 .000 10/01/51 15,108,162
12,345,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4 .500 10/01/53 11,369,734
6,775,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5 .250 10/01/49 6,899,732
10,000,000 (f) Washington Metropolitan Area Transit Authority, Virginia,
Dedicated Revenue Bonds, Green Series 2023A, (UB)
4 .125 07/15/47 9,065,171
TOTAL DISTRICT OF COLUMBIA 317,202,696
FLORIDA - 15.9%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
6 .250 11/01/46 1,574,097
3,000,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4 .000 05/01/51 2,385,388
32,215,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 23,214,474
4,920,000 (f) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2019A
4 .000 12/01/49 4,120,498
2,245,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .250 11/01/39 2,266,083
3,780,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .375 11/01/49 3,715,592
1,395,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .875 05/01/54 1,371,647
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5 .625 05/01/53 2,021,387
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .500 05/01/55 1,440,126
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/36 1,571,380
415,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .000 11/01/34 418,755
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .125 11/01/48 961,266

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,925,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
6 .000% 05/01/48 $ 1,983,200
2,925,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5 .250 05/01/47 2,925,923
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .300 05/01/39 1,161,393
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .375 05/01/49 1,917,939
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3 .125 05/01/41 572,050
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000 05/01/52 765,331
1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 1,746,498
5,110,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 5,100,849
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5 .000 11/01/48 1,616,981
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3 .200 05/01/41 3,364,752
9,335,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 8,730,906
2,500,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 2,360,381
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/39 576,277
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/49 907,741
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .000 11/01/39 2,274,779
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/49 3,414,150
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/51 1,435,370
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .000 11/01/39 485,286
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .125 11/01/49 1,541,232
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 2,544,333
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .500 11/01/44 1,986,250
4,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 3,433,021

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,375,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
5 .000% 11/01/48 $ 4,122,570
4,310,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4 .000 11/01/51 3,364,234
905,000 Bartram Park Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Lien Series
2015A-2
5 .000 05/01/35 905,345
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 1,173,049
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 3,831,257
80,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5 .000 11/01/36 80,059
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5 .000 11/01/46 7,994,941
45,000 Beacon Lakes Community Development District, Florida,
Special Assessment Bonds, Subordinate Lien Series 2007B
6 .200 05/01/38 45,045
1,755,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
5 .500 11/01/39 1,786,329
1,760,000 (d) Beaumont Communit Development District 2, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
6 .375 11/01/49 1,794,588
915,000 Bella Collina Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
5 .300 05/01/55 864,175
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .500 11/01/43 3,097,124
150,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area
2 Series 2023
5 .500 11/01/52 151,307
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .500 11/01/43 1,068,264
705,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 713,580
1,025,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .500 11/01/46 1,027,722
1,115,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .450 05/01/54 1,037,466
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5 .625 06/15/52 3,026,008
22,505,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 21,808,707
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .000 05/01/38 1,791,125
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .125 05/01/48 2,861,610
1,790,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 1,791,087
3,500,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 3,441,410
5,005,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .500 05/01/53 4,862,917
3,510,000 (f) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4 .000 04/01/52 2,873,322
1,000,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .500 05/01/42 1,005,435
1,910,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .625 05/01/52 1,905,631
9,955,000 (f) Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT), (UB)
5 .000 10/01/42 9,940,063

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 18,380,000 (f) Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT), (UB)
4 .000% 10/01/44 $ 16,480,962
5,000,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4 .000 09/01/51 4,185,215
18,590,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 -
BAM Insured, (UB)
4 .000 09/01/51 15,846,012
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 1,964,667
1,735,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .875 05/01/54 1,662,428
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/38 1,320,402
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/47 1,874,050
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .875 07/01/40 4,471,589
1,600,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .250 01/01/55 1,604,757
2,690,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .125 01/01/65 2,608,998
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/58 1,707,773
2,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 1,682,179
7,840,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 7,638,105
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5 .750 07/01/55 3,272,433
10,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 9,230,081
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .375 07/01/54 877,571
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/38 961,959
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 1,776,716
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4 .850 01/01/54 1,717,165
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 741,981
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .200 08/15/48 3,998,307
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .375 08/15/53 3,937,817
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .375 07/01/37 3,754,866
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .500 07/01/47 4,737,052
10,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 9,393,757
6,895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .250 07/01/51 4,197,491
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .375 07/01/56 2,560,294
7,450,000 (d),(e) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7 .000 10/01/49 4,321,000
100,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 92,234

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000% 10/15/52 $ 803,350
1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 1,768,197
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 2,496,741
11,680,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 9,533,589
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 2,576,097
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 13,101,751
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .125 06/15/60 518,594
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .625 11/01/36 773,750
1,855,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .750 11/01/47 1,862,723
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .125 05/01/38 629,353
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .250 05/01/49 1,206,952
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .625 05/01/54 954,430
820,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .500 05/01/55 762,410
3,765,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 3,012,000
9,305,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 7,444,000
1,340,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 1,072,000
6,205,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 4,964,000
1,000,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5 .750 05/01/43 1,009,791
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6 .000 05/01/54 729,202
2,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 1,856,633
4,540,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 3,551,006
995,000 (d) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
5 .000 06/15/49 938,886
2,285,000 Coconut Cay Community Development District, Florida,
Special Assessment Bonds, Series 2006
5 .375 05/01/36 2,286,845
3,500,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .250 06/01/38 3,448,121
5,000,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 4,490,205

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,965,550 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
7 .750% 05/15/35 $ 596
3,728,468 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
8 .000 05/15/37 373
753,069 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2015A
6 .500 05/15/49 75
1,995,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Project, Series 2023
5 .375 06/15/53 1,960,757
1,000,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5 .625 06/15/55 948,139
1,000,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 933,005
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .500 05/01/42 323,560
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .625 05/01/52 494,088
1,030,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .750 11/01/53 1,018,471
1,855,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .000 11/01/38 1,857,892
3,735,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .125 11/01/50 3,540,283
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 754,328
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 1,927,912
2,310,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .250 11/01/39 2,343,367
3,405,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 3,408,171
1,865,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4 .500 05/01/52 1,637,776
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .375 05/01/53 1,474,557
1,485,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7 .000 05/01/30 1,487,752
1,990,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6 .500 05/01/44 1,991,342
1,250,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .700 05/01/55 1,185,111
8,060,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 7,529,484
3,185,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 2,783,483
1,230,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5 .500 05/01/53 1,208,552

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,600,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
5 .100% 05/01/48 $ 2,525,603
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6 .000 05/01/45 115,636
1,475,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5 .875 05/01/53 1,479,531
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 05/01/53 1,480,076
995,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .400 05/01/39 1,003,689
3,195,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .550 05/01/49 3,203,437
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5 .100 05/01/48 7,705,468
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 1,040,057
1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 1,431,625
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,956,841
820,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6 .500 05/01/54 850,724
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5 .000 11/01/49 948,405
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .125 05/01/39 1,442,385
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .250 05/01/49 2,347,567
2,150,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2022
4 .000 05/01/52 1,689,880
1,000,000 (i) Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 1,000,767
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 1,848,809
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1
5 .750 11/01/49 4,431,043
4,000,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .375 11/01/48 3,966,129
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .500 05/01/39 1,015,296
2,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .625 05/01/49 2,002,877
4,285,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7 .000 11/01/45 4,407,518
14,845,000 Everest GMR Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2023
6 .200 05/01/54 14,928,387
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000 11/01/39 1,248,069
145,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .500 06/15/54 137,016
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .550 06/15/54 969,369
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .125 05/01/31 702,971
500,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .200 05/01/50 411,647

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,370,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6 .125% 06/15/46 $ 1,373,410
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 769,635
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 1,513,759
830,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .125 06/15/46 832,066
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,114,150
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/40 2,319,761
2,500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/55 1,660,165
5,620,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .250 07/01/34 5,625,682
9,780,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 9,784,152
3,935,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 3,854,879
9,205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 9,297,531
12,575,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 12,227,420
17,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 15,517,858
7,735,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 6,950,939
5,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .500 07/01/52 4,602,441
4,140,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .625 07/01/56 3,533,326
4,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 3,204,738
355,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .000 06/15/35 355,165
8,390,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .125 06/15/46 8,389,380
2,110,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 2,111,552
6,115,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 6,115,290

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,150,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .000% 06/15/37 $ 2,159,040
6,215,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 6,003,325
8,210,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 8,231,128
5,000,000 (f) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,023,159
152,095,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 151,334,525
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 2,842,554
9,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 8,567,866
13,180,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 12,000,063
29,550,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 29,657,412
42,315,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 42,275,397
59,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 54,693,675
89,545,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 92,036,608
1,720,000 (d) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 1,717,068
7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 7,418,501
6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/59 5,788,570
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 7,514,441
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5 .400 05/01/54 795,802
1,060,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .125 11/01/36 1,067,130
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .375 11/01/46 1,486,988
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
5 .000 11/01/46 2,367,621
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .000 12/15/37 1,003,955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125% 12/15/46 $ 1,958,401
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5 .500 05/01/52 439,901
1,000,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .400 05/01/55 941,002
3,000,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
6 .000 05/01/57 2,966,023
1,260,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 1,171,509
1,310,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .650 05/01/55 1,248,590
3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5 .000 05/01/44 2,911,804
1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5 .000 05/01/39 1,050,030
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5 .000 05/01/46 2,010,309
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,223
1,825,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .750 11/01/39 1,765,103
3,640,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5 .000 11/01/50 3,388,494
20,000,000 (f) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4 .000 10/01/52 16,873,356
690,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 704,951
9,935,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .875 11/01/47 10,268,162
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4 .625 05/01/46 2,068,982
1,155,000 (d) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 1,110,092
1,000,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .750 05/01/53 991,121
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 986,999
1,320,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .700 05/01/42 1,225,147
4,680,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 4,682,932
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .100 05/01/38 942,981
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .250 05/01/49 1,825,088

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2023
5 .300% 05/01/53 $ 975,191
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .650 05/01/55 959,823
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 986,717
1,435,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .500 05/01/54 1,352,559
3,900,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
5 .125 01/01/50 3,726,480
760,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5 .000 11/01/34 760,267
110,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5 .250 05/01/38 110,743
480,000 (d) Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2017A-2
5 .000 05/01/36 483,084
800,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 809,065
4,440,000 Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One,
Series 2016A-1
6 .250 11/01/47 4,692,554
5,000,000 (d),(i) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 4,989,211
370,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5 .500 05/01/36 370,229
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5 .000 11/01/48 966,741
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .375 11/01/37 394,211
790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .500 11/01/47 791,382
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5 .500 11/01/47 310,542
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 1,923,650
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .250 06/15/39 715,611
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .375 06/15/49 1,195,644
2,000,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .300 05/01/54 1,835,245
16,490,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT), (UB)
4 .000 10/01/52 13,912,082
32,000,000 (f),(i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2024B, (AMT), (UB)
5 .500 10/01/54 33,317,101
22,300,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 21,963,054

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,650,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250% 11/15/49 $ 4,840,379
8,000,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .250 11/15/49 8,327,534
19,810,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 17,370,198
9,875,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .500 11/15/54 10,430,039
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 2,528,799
12,995,000 (f) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3 .500 08/01/55 9,403,324
3,150,000 (f) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4 .000 08/01/55 2,666,743
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area
3 Project, Series 2020
5 .000 11/01/41 356,673
415,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5 .000 11/01/39 413,947
620,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5 .125 11/01/49 593,593
1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6 .000 12/15/53 1,750,475
1,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .000 11/01/35 1,901,320
2,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .125 11/01/45 2,783,995
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5 .000 11/01/47 920,186
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5 .500 10/01/53 4,472,907
490,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .125 11/01/34 490,226
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .375 11/01/44 894,998
610,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .125 11/01/34 610,281
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .375 11/01/44 1,024,981
4,000,000 (d),(i) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 3,990,797
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .625 05/01/53 1,690,445
1,370,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5 .500 05/01/53 1,372,123
1,000,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5 .625 05/01/53 1,003,110
2,465,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .900 05/01/54 2,376,546

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5 .750% 05/01/45 $ 2,940,641
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .000 05/01/38 1,599,636
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .100 05/01/48 2,543,254
420,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .875 05/01/39 407,678
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5 .000 05/01/49 535,565
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5 .125 05/01/47 3,672,196
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4 .700 05/01/39 1,097,272
2,245,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .300 05/01/39 2,284,991
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .450 05/01/48 4,015,595
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5 .550 05/01/54 516,787
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .000 05/01/42 1,328,863
2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .125 05/01/52 2,329,003
1,635,000 Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7 .250 09/15/47 1,635,901
2,940,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 2,941,207
35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 35,324,158
2,360,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 2,361,150
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 4,606,396
790,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 620,119
2,000,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .625 12/01/37 1,512,292
11,650,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 8,265,667
10,000,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5 .000 10/01/46 9,906,766
20,045,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4 .000 10/01/51 16,549,675
12,850,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2024,
(AMT), (UB)
5 .250 10/01/54 12,877,703
157,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5 .400 05/01/37 157,076

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .700% 05/01/54 $ 1,983,838
1,250,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5 .450 05/01/55 1,148,738
1,260,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .850 05/01/55 1,203,811
1,000,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .650 05/01/54 942,143
1,185,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .750 05/01/50 1,067,605
5,795,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 4,830,583
1,000,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .375 05/01/35 1,006,455
3,610,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .625 05/01/46 3,617,024
1,885,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .500 05/01/54 1,754,602
16,150,000 (f) Manatee County, Florida, Revenue Improvement and
Refunding Bonds, Series 2022, (UB)
4 .000 10/01/52 14,098,320
2,005,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 2,235,322
410,000 Meadow Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014-2
6 .000 05/01/34 410,544
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
5 .000 05/01/48 2,566,748
1,000,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
5 .000 06/01/47 866,364
3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 3,907,476
6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 6,399,278
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/39 13,616,386
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 12,216,875
6,200,000 (f) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5 .000 03/01/48 6,277,016
9,565,000 (f) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 9,582,389
30,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 30,000
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6 .250 01/01/59 6,195,699
1,000,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .000 09/15/34 1,000,048
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .250 09/15/44 1,609,167
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5 .750 09/15/35 1,500,287

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000% 09/15/45 $ 2,229,077
12,855,000 (f) Miami-Dade County, Florida, General Obligation Bonds, Public
Health Trust Program Series 2021A, (UB)
4 .000 07/01/50 10,988,905
14,790,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)
4 .000 10/01/45 13,433,997
11,960,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/46 10,256,554
7,935,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/50 6,659,659
3,550,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 3,431,829
5,000,000 (f) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018, (UB)
4 .000 07/01/48 4,353,805
9,085,000 (f) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2020A, (UB)
4 .000 07/01/49 7,830,475
10,700,000 (f) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B, (UB)
4 .000 10/01/49 9,225,389
15,995,000 (f) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021, (UB)
4 .000 10/01/51 13,447,148
2,390,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 2,473,556
800,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000 05/01/29 800,472
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000 05/01/37 3,705,116
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5 .000 05/01/37 9,770,307
4,810,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 4,686,869
205,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .125 05/01/32 212,266
600,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .600 05/01/42 607,676
1,010,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 1,017,612
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5 .125 11/01/48 2,562,971
870,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5 .500 05/01/38 330,600
1,590,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5 .300 05/01/26 604,200
2,150,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 1,977,425
520,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
5 .750 05/01/43 522,338
1,070,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
6 .000 05/01/54 1,074,733
660,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
6 .000 05/01/54 647,776
715,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .500 11/01/39 729,010
1,240,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .625 11/01/49 1,247,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .625% 05/01/52 $ 1,932,550
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5 .000 05/01/38 1,003,957
8,025,000 North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Parkland Bay Unit Area, Series 2018
5 .000 05/01/48 7,639,073
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5 .000 05/01/48 4,715,617
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/46 2,914,348
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .500 08/01/46 13,307,682
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .500 08/01/39 3,342,879
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .625 08/01/49 5,764,694
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5 .500 12/01/49 3,005,536
1,530,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
4 .000 06/15/50 1,222,606
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023
Project, Series 2023
5 .375 06/15/53 1,181,450
34,000,000 (f) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A, (UB)
5 .250 10/01/56 34,567,691
2,240,000 Orchid Grove Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2015
5 .000 05/01/36 2,247,160
810,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .125 05/01/38 815,002
1,130,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .250 05/01/48 1,103,862
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5 .250 06/15/53 2,620,739
600,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .500 06/15/55 596,517
17,865,000 (f) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000 08/15/49 14,880,855
8,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 7,055,752
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .125 06/01/54 3,942,924
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 3,482,168
10,000,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/65 10,075,877
1,200,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6 .750 10/01/55 1,209,522
1,250,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Sawmill Branch Phase 2
Flager, Series 2022
5 .125 05/01/51 1,163,954

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5 .600% 05/01/53 $ 981,375
750,000 (d) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .550 06/15/55 705,304
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7 .375 11/01/44 568,371
2,185,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4 .000 11/01/51 1,718,140
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .750 05/01/54 954,363
800,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .875 05/01/40 658,264
915,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 879,600
1,820,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .400 05/01/53 1,738,219
1,850,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 1,782,930
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .000 09/01/48 1,002,768
2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .375 06/15/53 1,965,671
885,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .700 05/01/37 899,206
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .250 11/01/38 513,133
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .375 11/01/49 1,002,321
2,130,000 Punta Gorda Housing Authority, Florida, Gulf Breeze
Apartments Multifamily Housing Revenue Bonds, Series 2007A,
(AMT)
6 .125 01/01/45 1,986,974
1,000,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 983,750
1,250,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
5 .650 06/15/55 1,197,862
1,025,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .125 11/01/32 1,093,863
1,000,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .875 11/01/42 1,086,844
1,350,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .000 11/01/35 1,351,832
2,270,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .200 11/01/45 2,245,609
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .500 05/01/54 694,940
7,485,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Refunding Series
2015A
5 .000 05/01/33 7,491,248
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding
& Improvement Series 2015
5 .000 11/01/47 2,624,990
2,530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 2,470,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .500% 05/01/39 $ 642,592
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .625 05/01/50 1,770,652
160,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019
4 .750 05/01/50 144,551
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
4 .000 05/01/52 856,071
998,000 Riverbend West Community Development District,
Hilsborough County, Florida, Special Assessment Bonds, Series
2016
5 .000 05/01/46 954,026
1,310,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/38 1,316,215
565,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .450 05/01/31 568,922
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .600 05/01/37 822,968
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .875 05/01/50 1,194,759
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .875 11/01/37 1,023,908
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 1,003,737
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .375 11/01/38 2,024,978
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .500 11/01/49 3,751,508
1,510,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .500 05/01/53 1,551,349
1,000,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5 .250 05/01/54 922,406
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 1,703,674
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5 .000 11/01/47 1,197,143
1,240,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .500 06/15/53 1,221,569
3,296,667 (d) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 2,595,451
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
5 .500 05/01/53 988,108
1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022
4 .000 07/01/52 1,654,054
15,000,000 (f) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022, (UB)
4 .000 07/01/52 12,530,710
750,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .500 06/15/54 716,707
2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 05/01/53 2,464,237

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375% 11/01/53 $ 1,071,637
2,305,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 2,040,211
1,685,000 (d) Scenic Terrace North Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023
6 .125 05/01/54 1,704,446
1,130,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 1,124,265
1,185,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/53 1,122,589
1,045,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5 .700 05/01/53 1,041,422
1,950,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .500 05/01/55 1,797,878
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .250 11/01/39 1,511,763
2,990,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .375 11/01/49 2,958,826
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5 .625 05/01/53 1,754,342
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2019
5 .000 05/01/49 3,776,252
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .250 11/01/38 392,893
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .375 11/01/48 575,089
1,500,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5 .500 05/01/49 1,553,216
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .500 11/01/47 310,475
1,970,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Refunding Series 2015
5 .000 05/01/38 1,989,960
3,925,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
5 .250 11/01/48 3,878,464
1,500,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5 .700 05/01/54 1,503,902
1,500,000 (d),(i) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .300 05/01/56 1,503,188
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .250 05/01/39 1,000,688
2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .375 05/01/49 2,891,737
1,405,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .900 05/01/54 1,334,669
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5 .500 05/01/53 1,002,813
15,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4 .000 05/01/44 13,333,743

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Series 2018, (UB)
4 .000% 05/01/48 $ 4,344,707
35,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 35,609
780,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .375 05/01/37 787,714
2,730,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .625 05/01/47 2,739,815
1,510,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .000 05/01/38 1,515,578
3,750,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .375 05/01/49 3,707,355
8,250,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/47 8,274,355
400,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .875 05/01/35 400,967
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
5 .000 05/01/38 100,110
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5 .250 05/01/34 2,016,494
930,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .625 05/01/54 881,504
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .000 05/01/39 1,002,216
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .250 05/01/49 1,221,612
2,125,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .125 11/01/34 2,126,034
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .500 11/01/44 3,265,381
1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .125 11/01/37 1,535,498
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .250 11/01/47 2,931,021
2,195,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .000 05/01/34 2,196,273
995,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 1,039,157
1,635,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,651,575
500,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6 .375 11/01/52 522,859
1,000,000 (d) Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2023 Assessment Area Series
2023
5 .500 06/15/53 1,019,597
3,945,000 Stoneybrook South Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two-A Project, Series 2014
5 .500 11/01/44 4,016,162

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,075,000 (d) Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2022
5 .375% 06/15/52 $ 1,029,581
500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .250 11/01/38 504,931
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .375 11/01/48 1,308,823
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/46 1,505,511
955,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 947,523
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .200 05/01/42 983,156
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .350 05/01/52 1,938,655
11,540,000 (f) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5 .000 11/15/46 11,540,774
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 1,288,132
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5 .000 05/01/46 1,737,224
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/53 1,919,639
1,000,000 (d) Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2025
5 .650 05/01/55 966,596
3,255,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .750 05/01/50 2,932,536
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/38 1,000,195
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/48 1,187,377
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4 .800 05/01/48 988,571
580,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4 .850 05/01/38 580,018
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5 .000 05/01/48 931,817
4,795,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .625 05/01/40 4,872,284
2,265,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
5 .125 05/01/39 2,278,539
885,000 Tolomato Community Development District, Florida, Special
Assessment Revenue Bonds, Seabrook Village Phases 2 and 3
Series 2024
5 .125 05/01/54 812,490
3,225,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
6 .250 11/01/44 3,323,825
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .375 05/01/38 285,200
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .375 05/01/38 1,288,494
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .500 05/01/49 2,604,533
1,755,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .625 05/01/50 1,549,411
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .375 11/01/36 850,302

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5 .250% 11/01/39 $ 719,247
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6 .750 11/01/43 807,392
1,095,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .375 05/01/38 1,105,461
3,345,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .500 05/01/49 3,345,567
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .000 11/01/39 1,401,287
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .125 11/01/49 2,390,275
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .000 11/01/36 275,204
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .125 11/01/45 543,889
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5 .625 11/01/45 2,456,012
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4 .000 05/01/42 1,297,509
9,180,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 9,462,693
1,795,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375 11/01/47 1,852,194
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 986,199
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6 .125 05/01/54 1,012,789
610,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4 .750 05/01/37 606,638
1,000,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 958,075
7,000,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .875 05/01/53 6,981,161
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,503,020
5,000,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .250 05/01/53 5,119,310
1,500,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .875 05/01/54 1,495,304
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 257,810
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .500 11/01/47 1,984,051

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .000% 11/01/39 $ 1,466,347
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .125 11/01/49 2,503,622
820,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 797,104
1,525,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .400 05/01/53 1,506,679
2,465,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5 .500 05/01/54 2,420,380
1,000,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 952,622
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,107,974
540,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2
Veranda Estates Project, Refunding Series 2024
5 .625 05/01/54 522,608
690,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 690,901
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 1,051,371
1,140,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125 11/01/49 1,089,965
1,720,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125 11/01/49 1,648,979
3,680,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 3,681,886
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .750 11/01/38 1,609,214
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
5 .000 11/01/48 2,272,306
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .750 11/01/38 1,270,691
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
5 .000 11/01/48 1,861,306
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .000 11/01/38 898,001
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .125 11/01/48 1,355,385
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .450 11/01/42 1,186,242
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 1,561,314
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5 .625 05/01/53 1,203,237
2,875,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .250 05/01/53 2,763,423

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,245,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .750% 05/01/53 $ 1,240,757
1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .750 05/01/54 985,094
1,790,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .875 05/01/50 1,636,030
805,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .600 05/01/53 810,810
1,925,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .125 11/01/38 1,936,085
4,000,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .250 11/01/49 3,901,891
1,405,000 Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014
5 .250 05/01/39 1,410,641
1,335,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area One
Series 2023
5 .375 06/15/53 1,325,284
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 06/15/53 1,271,933
2,400,000 West Port Community Developement District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area
1- 2021 Project, Series 2021
4 .000 05/01/51 1,899,932
710,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
5 .000 05/01/50 663,580
3,950,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2022
5 .500 05/01/53 3,875,677
2,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .625 05/01/53 2,512,198
430,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .000 05/01/38 432,945
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .200 05/01/48 565,351
795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 789,848
750,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 768,190
1,500,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 06/15/52 1,536,473
2,845,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .600 05/01/53 2,799,784
995,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .625 05/01/53 989,496
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
5 .000 11/01/47 2,407,098
1,380,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 1,325,996

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000% 05/01/39 $ 1,503,325
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .200 05/01/50 2,888,641
1,250,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .625 05/01/53 1,243,086
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5 .000 11/01/45 1,801,396
990,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 929,984
20,000 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2
4 .400 11/01/35 19,498
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
6 .000 05/01/53 1,022,191
500,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .500 05/01/55 462,285
2,000,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/56 1,995,620
850,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .500 05/01/55 804,929
510,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .125 05/01/36 515,427
925,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .500 05/01/46 927,497
2,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .600 05/01/55 1,879,236
1,485,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .500 11/01/39 1,516,880
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .625 11/01/49 2,581,188
TOTAL FLORIDA 2,100,958,392
GEORGIA - 2.8%
36,120,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 31,593,485
10,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 10,369,249
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 260,000
24,900,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 12,948,000
33,710,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 17,529,200
1,290,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 970,327
8,810,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
4 .000 07/01/49 7,560,137
6,000,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series
2024B, (AMT), (UB)
5 .250 07/01/54 6,112,373
3,600,000 (f) Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT), (UB)
5 .250 07/01/42 3,720,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 25,665,000 (f) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A,
(UB)
4 .000% 07/01/49 $ 22,055,872
420,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 369,671
5,510,000 (f) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3 .000 05/01/61 3,518,165
5,515,000 (f) Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A, (UB)
5 .000 04/01/47 5,492,102
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5 .000 04/01/53 3,970,397
3,500,000 (f) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5 .750 04/01/53 3,673,982
6,030,000 (f) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4 .000 08/15/48 5,303,473
10,000,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5 .000 04/01/47 9,958,481
7,785,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4 .000 04/01/50 6,710,925
11,900,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4 .000 01/01/59 10,197,963
25,395,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5 .000 01/01/63 24,764,531
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 1,845,280
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6 .000 06/15/52 1,555,234
34,665,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 34,691,775
7,750,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 7,728,560
10,000,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32), (UB)
1 .000 12/01/54 10,573,755
5,765,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A, (UB)
5 .000 07/01/60 5,634,403
11,600,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
4 .000 01/01/49 10,324,856
28,730,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
5 .000 01/01/49 28,712,460
28,170,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A, (UB)
5 .000 01/01/59 27,542,136
11,200,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured, (UB)
5 .000 07/01/64 11,213,761
2,910,000 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Tender Option Bond Trust Series
2023-XG0462
7 .904 01/01/49 2,901,122
15,280,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A, (UB)
4 .500 07/01/63 14,058,312
11,650,000 (f) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2019A - BAM Insured, (UB)
4 .000 01/01/49 10,369,360
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/59 1,930,657
15,220,000 (f) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4 .000 02/01/52 13,415,183
3,330,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5 .250 10/01/49 2,663,822
TOTAL GEORGIA 372,239,489

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.5%
$ 3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250% 05/15/52 $ 3,483,705
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,303,162
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 1,887,564
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 2,702,647
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 15,821,602
2,500,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 2,101,529
15,000,000 (f) Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT), (UB)
5 .250 07/01/51 15,318,099
20,000,000 (f) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(AMT), (UB)
5 .500 07/01/54 20,876,828
TOTAL HAWAII 63,495,136
IDAHO - 0.3%
5,506,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 5,551,260
1,500,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,458,381
3,133,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9 .000 09/01/40 3,140,810
4,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
4 .375 03/01/53 3,524,562
955,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6 .000 07/01/49 957,485
715,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series
2021B
5 .750 07/15/31 671,397
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4 .500 07/01/30 656,067
2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .000 07/01/40 1,973,373
6,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 4,900,541
275,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5 .250 07/01/27 271,102
955,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5 .000 06/01/35 955,223
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5 .000 06/01/44 2,222,508
3,100,000 (d),(i) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 3,109,290
1,787,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 1,604,682
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 2,578,274
TOTAL IDAHO 33,574,955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 9.3%
$ 5,165,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700% 05/01/36 $ 5,153,464
604,476 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/26 604,476
5,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 4,965,174
4,185,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5 .000 08/01/30 4,075,224
111,670,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016, (UB)
6 .000 04/01/46 113,268,813
7,500,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018, (UB)
5 .000 04/01/46 7,302,530
5,550,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5 .000 04/01/45 5,471,531
11,825,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5 .750 04/01/48 12,237,993
15,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2012A
5 .000 12/01/42 14,086,241
16,800,000 (d) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 17,312,324
1,245,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/34 1,244,365
255,480,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 256,792,535
42,670,000 (d) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 43,857,950
8,750,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5 .000 12/01/46 8,759,998
8,445,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000 12/01/50 7,303,218
6,905,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000 12/01/55 5,811,065
6,500,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5 .000 12/01/55 6,370,122
21,000,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 21,390,316
2,375,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/52 2,339,884
6,195,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/57 6,067,972
464,516 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 464,525
3,206,077 (e) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project,
Series 2006
7 .460 02/15/26 2,244,254
3,159,571 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 3,160,382
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/39 4,016,750
7,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4 .000 01/01/43 6,264,457
23,750,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5 .000 01/01/48 23,399,184
9,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4 .375 01/01/53 7,912,759
5,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 4,918,120
5,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 4,918,121
10,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .500 01/01/48 9,175,773
18,800,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 17,418,905

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,990,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .250% 01/01/53 $ 12,992,351
19,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .250 01/01/53 19,003,439
13,475,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .000 01/01/55 13,250,066
10,500,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A, (UB)
5 .500 01/01/53 10,804,161
10,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5 .500 01/01/59 10,286,897
6,000,000 (f) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/43 6,033,893
5,000,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
5 .625 01/01/30 5,118,866
87,600,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 89,138,142
3,365,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/35 3,369,130
1,795,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 1,691,470
8,650,000 (f) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5 .250 01/01/58 8,768,293
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,126,688
8,855,000 (f) Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025, (UB)
4 .250 12/15/49 8,157,381
11,295,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .250 11/01/36 10,111,918
13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 10,802,359
46,000,000 (f) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4 .125 05/15/47 40,762,569
4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 2,822,825
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 2,992,532
845,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 846,983
4,475,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 4,477,734
4,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/42 3,666,525
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,305,003
27,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 20,471,801
17,295,000 (f) Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015, (UB)
4 .125 05/01/45 15,204,543
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist
Village, Series 2007
5 .375 11/15/39 4,947,638
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 2,028,106
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/47 1,159,683
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/52 1,036,467
5,300,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 5,147,970
6,000,000 (f) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4 .000 05/15/50 5,161,137
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5 .000 04/01/50 3,092,421
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6 .125 04/01/58 2,573,530

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 19,780,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125% 04/01/49 $ 18,959,084
20,475,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/58 19,515,937
6,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 5,992,509
25,000,000 (f) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4 .000 08/15/41 22,688,370
5,000,000 (f) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5 .000 08/15/52 4,860,428
4,000,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 4,417,176
5,600,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4 .850 04/01/49 5,569,591
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/41 1,286,096
14,600,000 (f) Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 15,242,806
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,680,456
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/39 15,171,297
950,000 (d) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 946,292
1,155,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6 .500 12/01/35 1,182,317
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 1,958,447
10,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured, (UB)
5 .000 06/15/50 10,000,288
8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0 .000 12/15/41 3,948,128
7,360,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .000 06/15/53 7,137,623
5,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .500 06/15/53 5,006,254
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0 .000 12/15/56 1,899,853
13,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5 .000 06/15/57 12,537,451
5,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 3,439,789
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 3,828,132
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,486,962
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 2,400,403
53,700,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)
0 .000 06/15/44 20,558,476
22,150,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/37 12,614,214
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 2,906,683
155,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 69,399
2,036,893 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 2,038,873
3,390,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 3,046,096

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,400,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4 .000% 01/01/48 $ 6,451,333
24,280,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 24,243,456
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 10,801,334
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy
Charter School, Series 2023A
5 .875 03/01/58 3,248,906
1,187,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area
17, Series 2017
5 .500 03/01/47 1,143,916
898,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6 .125 03/01/30 898,709
3,695,000 (e) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/26 1,367,150
1,865,101 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 1,865,101
1,879,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5 .000 03/01/33 1,871,281
3,170,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5 .750 03/01/28 3,170,370
TOTAL ILLINOIS 1,237,111,932
INDIANA - 1.2%
2,500,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5 .375 01/01/40 2,175,922
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .625 01/01/38 6,618,613
445,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 423,987
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .350 01/01/38 4,089,814
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 3,939,819
1,595,000 (d),(f) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019 - AMBAC Insured, (IF)
12 .896 04/01/30 2,147,084
3,425,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .000 03/01/33 3,425,585
7,355,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .250 03/01/43 7,014,016
2,465,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5 .375 07/01/47 2,276,053
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/55 2,453,300
180,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Taxable Series
2021B
5 .000 12/01/27 175,248
4,370,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Discovery Charter School Project, Series 2015A
7 .250 12/01/45 4,389,395
2,170,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016
7 .000 12/01/34 2,171,924
5,640,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016
7 .250 12/01/44 5,643,125
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rock Creek Community Academy Project, Series 2018A
6 .125 07/01/48 4,671,256
7,350,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 5,624,317

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 21,460,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750% 08/01/42 $ 21,462,468
6,000,000 (f) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A,
(UB)
5 .000 10/01/46 6,087,389
10,400,000 (f) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4 .000 12/01/49 8,889,949
26,975,000 (f) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000 08/15/51 26,400,120
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,626,565
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Subordinate Series 2024C
5 .750 07/01/64 1,564,773
2,610,000 (f) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,506,390
1,545,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,313,651
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,830,034
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 2,488,008
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 3,830,973
1,500,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500 07/01/35 1,512,514
330,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 313,978
4,560,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350 01/01/38 4,176,832
5,100,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 4,796,012
1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6 .125 03/01/49 1,455,855
TOTAL INDIANA 152,494,969
IOWA - 0.6%
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 729,369
31,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 30,813,294
13,505,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 15,316,442
10,500,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 11,908,377
16,000,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2023E, (UB)
4 .950 07/01/53 15,984,832
10,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .650 07/01/49 9,603,027
1,150,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000 10/01/55 1,183,566
TOTAL IOWA 85,538,907

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.3%
$ 4,205,000 (f) Kansas State Development Finance Authority, Facilities
Revenue Bonds, K-State Athletics Incorporated Project Series
2023C, (UB)
4 .250% 07/01/42 $ 3,919,359
2,430,146 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1 .000 03/01/26 972,058
508,399 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5 .000 03/01/28 203,360
1,915,310 (e) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5 .000 12/01/28 239,414
2,300,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 1,058,000
3,484,680 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/26 3,240,752
5,000,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 2,500,000
10,955,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 3,176,950
10,755,000 (f) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A, (UB)
5 .000 09/01/48 10,644,955
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,199,746
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 2,827,868
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6 .000 05/15/54 945,349
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 938,055
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6 .000 09/01/35 10,044,920
TOTAL KANSAS 41,910,786
KENTUCKY - 0.4%
2,805,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 2,456,216
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000 03/01/39 4,256,035
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds,
Onr Highland Project Series 2020B
5 .500 09/01/50 3,150,014
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .000 07/01/50 752,471
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/45 2,046,920
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 2,990,757
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 1,997,693
10,750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 10,272,811
4,940,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 3,968,209
7,500,000 (f) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 8,017,286
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 5,211,474

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750% 12/01/52 $ 1,273,160
TOTAL KENTUCKY 46,393,046
LOUISIANA - 1.2%
29,900,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6 .000 07/01/36 29,907,986
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 4,127,067
1,000,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
4 .250 06/01/51 803,030
890,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 923,623
1,420,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 1,452,257
1,160,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 1,187,009
4,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Student
Housing Revenue Bonds, Provident Group - ULM Properties
LLC-University of Louisiana at Monroe Project, Series 2019A
5 .000 07/01/54 3,165,280
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6 .250 02/01/47 9,034,475
4,570,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 3,571,564
1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000 06/01/51 1,117,985
7,905,000 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013,
(AMT)
6 .500 07/01/36 7,906,946
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 480,965
1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 1,401,019
1,585,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 1,445,613
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 1,386,591
5,000,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .250 05/15/55 5,080,506
6,000,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .500 05/15/55 6,235,795
5,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Louisiana Pellets Inc Project, Series
2015, (AMT)
7 .000 07/01/26 50
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .125 06/01/52 1,028,950
1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .250 06/01/62 1,425,590
16,250,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 16,554,161

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 31,330,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750% 09/01/64 $ 32,271,457
12,495,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 11,769,332
5,000,000 (f) New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Refunding Series 2024B, (AMT), (UB)
5 .250 01/01/43 5,155,108
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 4,923,141
8,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 8,829,354
TOTAL LOUISIANA 161,184,854
MAINE - 0.2%
11,310,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 10,419,108
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 1,523,408
15,040,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 13,469,685
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 3,958,491
TOTAL MAINE 29,370,692
MARYLAND - 0.9%
6,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 6,349,762
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,400,473
1,925,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 1,616,022
2,550,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 1,708,500
90,070,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 60,346,900
400,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .000 12/01/26 268,000
4,500,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 3,015,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,618,586
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 970,510
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 1,661,561
1,530,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .375 07/01/52 1,396,551
22,465,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (UB)
5 .000 07/01/47 22,383,560
12,795,000 (f) Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015, (UB)
4 .000 12/01/44 11,303,466
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 4,992,518
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,006,558
TOTAL MARYLAND 122,037,967

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 0.9%
$ 10,000,000 (f) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4 .000% 07/01/51 $ 8,875,719
1,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing
Project, Series 2024A
5 .000 07/01/54 922,619
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 13,218,479
13,440,000 (f) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 11,601,314
2,960,000 (f) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .950 12/01/64 2,939,464
3,115,000 (f) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .750 12/01/54 3,000,397
5,500,000 (f) Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2017A, (AMT), (UB)
5 .000 07/01/47 5,480,070
10,000,000 (f) Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT), (UB)
5 .000 07/01/49 10,023,694
6,880,000 (f) Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT), (UB)
5 .000 07/01/46 6,900,650
9,770,000 (f) Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2024E, (UB)
5 .000 08/01/54 9,970,409
21,675,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5 .000 06/01/53 22,048,016
14,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5 .000 06/01/51 14,266,816
7,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B, (UB)
5 .000 06/01/54 7,146,573
TOTAL MASSACHUSETTS 116,394,220
MICHIGAN - 1.8%
825,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5 .125 11/01/30 824,926
1,818,503 (e) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
2 .800 11/01/36 1,541,542
1,110,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 1,097,776
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/31 3,399,656
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 3,181,489
2,125,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 2,067,868
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 3,693,065
18,806,796 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/27 19,935,204
7,855,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5 .000 11/01/35 6,822,870
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5 .750 10/01/37 3,465,357
6,000,000 (f) Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured, (UB)
4 .125 06/01/48 5,432,740
27,005,000 (f) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018 - BAM Insured, (UB)
4 .000 11/01/48 23,684,390
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000 05/01/36 1,488,791
2,500,000 (f) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 2,490,760
11,780,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5 .000 05/15/54 11,639,507

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 10,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5 .000% 05/15/54 $ 9,880,736
12,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016, (UB)
5 .000 11/15/41 12,004,808
12,270,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 12,059,970
10,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4 .000 02/15/44 9,035,494
6,525,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4 .000 02/15/50 5,637,068
12,115,000 (f) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI, (UB)
4 .000 12/01/40 11,155,699
1,925,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 1,729,599
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 3,522,711
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project,
Series 2010A
6 .500 12/01/40 381,236
10,515,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 8,374,066
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 1,455,663
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 1,333,087
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .800 10/01/64 4,746,114
6,500,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .700 12/01/43 6,334,266
6,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .900 12/01/48 6,020,431
5,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5 .000 06/01/54 4,925,404
3,500,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .700 12/01/53 3,410,171
740,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 740,056
1,815,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7 .000 12/01/46 1,764,606
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,505,619
9,990,000 (f) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4 .000 10/15/56 8,459,056
644,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 17,823,604
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0 .000 06/01/52 434,361
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0 .000 06/01/46 12,942,855
320,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
5 .500 05/01/27 320,211
1,565,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
6 .000 05/01/37 1,565,656

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 995,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250% 06/01/32 $ 932,939
TOTAL MICHIGAN 239,261,427
MINNESOTA - 1.1%
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III
Project, Series 2025A
5 .625 09/01/65 992,790
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/38 2,672,388
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/53 1,214,107
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 6,438,208
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6 .000 07/01/57 1,136,029
750,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
5 .500 07/01/40 655,053
1,420,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
5 .750 07/01/46 1,206,683
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/49 5,064,750
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/54 1,653,495
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .500 07/01/30 1,049,890
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .875 07/01/40 5,886,225
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 4,592,466
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 994,793
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 4,552,702
9,080,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/58 8,795,434
9,665,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .250 02/15/58 9,619,256
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 1,915,974
4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 4,043,088
2,000,000 (e) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2014
5 .750 02/01/44 1,374,684
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 810,105
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 2,761,818
5,600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 4,229,029
430,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6 .000 07/01/28 421,644
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 2,290,177
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,029,174
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/43 1,037,273

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250% 12/01/52 $ 1,375,942
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 1,173,058
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/57 2,217,200
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 803,035
1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .000 07/01/32 1,093,408
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .250 07/01/37 1,258,064
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .500 07/01/48 5,511,905
1,680,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/37 1,592,054
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 4,972,568
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 1,568,546
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 2,437,804
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 2,322,460
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 8,158,449
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/63 13,114,244
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
5 .500 07/01/52 1,386,508
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,003,442
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 3,488,115
40,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .000 07/01/35 39,587
1,715,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .300 07/01/45 1,641,934
960,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 824,471
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
5 .125 10/01/48 4,213,908
1,500,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/49 1,334,451
360,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .250 02/01/27 360,049
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .500 02/01/42 742,303
315,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
4 .500 06/01/36 277,810
TOTAL MINNESOTA 140,348,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.1%
$ 3,640,000 (d) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000% 10/15/49 $ 3,458,000
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 4,815,487
879,841 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 786,281
TOTAL MISSISSIPPI 9,059,768
MISSOURI - 1.4%
755,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 741,523
2,202,672 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5 .000 11/01/29 1,952,688
125,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 126,429
2,499,531 (e) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5 .000 06/01/28 524,902
1,865,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4 .000 03/01/42 1,505,494
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/47 3,342,228
10,000,000 (f) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4 .250 12/01/53 9,011,953
7,895,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4 .000 03/01/45 6,816,775
20,140,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4 .000 03/01/50 16,927,976
10,000,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5 .000 03/01/57 9,781,267
3,080,000 (d) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, Series 2019
5 .000 07/01/40 2,910,544
775,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/36 743,466
3,140,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 2,723,444
4,758,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Subordinate Refunding & Improvement
Series 2016
8 .000 04/15/46 4,068,856
1,200,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 1,099,599
131,463 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
A Bonds, Refunding Series 2015A
5 .750 04/01/55 109,307
1,562,942 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
B Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 1,406,648
590,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5 .000 05/01/35 531,520

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6 .000% 05/01/42 $ 2,108,900
2,500,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,305,020
4,200,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 3,922,401
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,545,645
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 6,670,664
1,000,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4 .250 10/01/43 909,601
10,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 9,025,703
10,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5 .000 11/15/45 9,999,689
5,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4 .000 06/01/53 4,281,269
7,315,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 7,122,580
6,570,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4 .000 02/15/54 5,438,009
1,405,195 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 1,001,172
2,930,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk
Community Improvement District Project, Series 2017A
6 .250 12/01/36 2,746,899
3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4 .250 11/01/49 2,423,506
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .000 08/15/35 583,709
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .125 08/15/45 1,552,223
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 2,841,141
9,330,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/42 8,705,031
10,210,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/44 9,384,209
10,620,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/45 9,699,777
8,465,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .250 12/01/46 7,977,671
10,885,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/47 9,859,249
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .625 06/15/53 4,495,079
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5 .750 06/15/54 1,958,895

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,664,000 (e) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3 .850% 09/01/27 $ 183,040
2,278,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 797,300
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6 .500 12/11/29 631,120
2,205,000 (e) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3 .900 08/21/26 154,350
120,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 121,414
1,100,000 Town and Country Crossing Transportation Development
District, Missouri, Transporation Sales Tax Revenue Bonds,
Refunding Series 2020A
3 .875 04/01/47 883,325
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 2,986,631
TOTAL MISSOURI 188,639,841
MONTANA - 0.0%
500,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/37 498,818
4,275,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .650 06/01/54 4,079,432
TOTAL MONTANA 4,578,250
NEBRASKA - 0.7%
11,090,000 (f) Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017, (UB)
5 .000 11/15/47 11,026,355
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000 01/01/44 3,035,753
13,660,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .550 09/01/48 12,729,190
18,910,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4 .800 09/01/53 18,317,323
9,245,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .700 09/01/49 8,874,800
4,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 3,865,110
10,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4 .800 09/01/54 9,692,550
11,580,000 (f) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A, (UB)
4 .000 02/01/51 10,143,551
14,000,000 (f) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A - AGM Insured, (UB)
4 .000 02/01/51 12,367,670
TOTAL NEBRASKA 90,052,302
NEVADA - 0.3%
775,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000 08/01/35 775,456
9,324,629 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 93
2,140,620 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5 .250 12/15/37 21
14,082,845 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 141
8,752,748 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 88

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 7,308,521 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875% 12/15/27 $ 73
63,526,555 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 635
33,292,396 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 333
2,520,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2015
5 .125 12/15/45 2,371,490
2,355,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 2,127,654
495,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 365,551
1,135,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/48 1,080,989
1,240,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/53 1,160,720
690,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 672,865
6,600,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 6,256,413
8,325,000 (f) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4 .000 03/01/53 7,235,556
900,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/35 902,921
470,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series 2017
4 .500 06/01/47 428,137
1,055,000 Mesquite, Nevada, Local Improvement Bonds, Special
Improvement District 07-01 Anthem at Mesquite, Refunding
Series 2016
4 .250 08/01/37 980,527
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 2,026,926
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/47 3,849,873
1,510,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 1,510,059
24,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 3,585,970
90,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0 .000 07/01/58 10,346,220
500,000 Sparks Special Improvement District 1, Nevada, Local
Improvement Bonds, 5 Ridges Series 2024
5 .125 06/01/54 468,315
TOTAL NEVADA 46,147,026
NEW HAMPSHIRE - 0.3%
370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/27 349,822
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/29 638,753
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/30 2,784,585
4,185,945 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 3,834,922

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 6,750,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875% 11/01/42 $ 6,216,554
2,960,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 2,384,540
2,475,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 1,988,657
12,405,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 12,448,537
4,400,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 4,404,334
5,925,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 3,659,172
5,655,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 3,409,927
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 832,669
TOTAL NEW HAMPSHIRE 42,952,472
NEW JERSEY - 1.5%
6,360,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5 .375 11/01/35 5,473,908
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 3,663,143
4,500,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/51 3,980,139
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5 .000 10/01/39 543,467
785,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .625 08/01/34 785,026
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .875 08/01/44 1,529,831
1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
6 .000 08/01/49 999,947
2,325,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 2,185,260
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,070,341
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 1,530,388
230,000 New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile Justice
Commission Facilities Project, Series 2018C
5 .000 06/15/36 233,580
6,150,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 6,269,935
6,250,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 6,384,394
2,500,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000 11/01/52 2,517,732

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 6,000,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A,
(UB)
4 .000% 11/01/44 $ 5,276,406
15,000,000 (f),(h),(j) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5 .000 06/15/41 15,510,633
850,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .000 10/01/34 850,623
2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .200 10/01/44 2,255,632
3,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,001,829
4,050,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 4,052,470
2,580,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 2003,
(AMT)
5 .500 06/01/33 2,581,412
3,985,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4 .625 09/01/48 3,935,424
3,360,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
5 .250 09/01/53 3,441,364
15,675,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 11,303,509
7,625,000 (f) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT), (UB)
4 .250 12/01/50 6,356,747
14,025,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28), (UB)
4 .500 06/15/49 14,896,953
25,975,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (UB)
4 .500 06/15/49 24,582,288
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023A, (UB)
4 .250 06/15/40 4,841,340
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 9,343,883
12,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .000 06/15/46 12,417,003
8,410,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 8,659,343
925,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/38 511,376
2,965,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5 .000 06/15/44 2,967,719
7,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4 .000 06/15/50 6,317,421
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA, (UB)
4 .000 06/15/45 13,455,173
TOTAL NEW JERSEY 193,725,639
NEW MEXICO - 0.2%
1,130,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,131,078
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 631,189
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 1,733,931
480,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 474,541

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 3,140,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900% 09/01/32 $ 3,104,286
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,952,115
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/39 2,050,493
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 1,916,007
4,305,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .650 09/01/48 4,148,909
2,470,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .700 09/01/53 2,407,086
1,000,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 903,058
4,948,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 4,844,280
TOTAL NEW MEXICO 25,296,973
NEW YORK - 14.3%
3,415,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 3,353,189
7,885,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 7,717,855
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5 .000 07/15/42 5,477,253
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3 .000 04/01/45 10,308,321
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 3,941,228
200,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 120,000
7,645,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .500 11/01/44 4,587,000
12,755,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 12,559,456
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 2,668,999
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 14,798,725
9,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 7,150,652
2,125,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5 .250 06/01/28 2,087,520
32,430,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 31,171,457
33,000,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 29,757,173
19,550,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4 .000 07/01/51 17,192,813
12,000,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4 .000 07/01/50 10,193,780
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4 .000 07/01/40 182,936

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500% 12/01/36 $ 4,498,398
4,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 3,256,701
5,000 (h) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 5,234
8,860,000 (f) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D,
(UB)
4 .000 02/15/47 7,895,059
12,465,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 3,271,239
33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 28,759,145
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 4,379,936
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .660 02/01/44 4,285,433
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 9,127,885
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .760 02/01/48 12,144,171
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 4,109,428
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 5,159,454
2,480,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,975,160
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 4,280,299
7,035,000 (f) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5 .000 09/01/48 7,131,007
5,000,000 (e) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 2,100,000
13,500,000 (f) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/47 11,727,658
20,160,000 (f) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/48 17,423,967
9,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - AGM Insured, (UB)
4 .000 11/15/49 7,636,322
20,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - BAM Insured, (UB)
4 .000 11/15/50 16,911,162
7,450,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1, (UB)
5 .000 11/15/47 7,422,315
29,225,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
4 .750 11/15/45 28,521,227
33,430,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 33,149,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 55,425,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250% 11/15/55 $ 55,799,568
6,500,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 6,578,596
37,400,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/45 37,628,121
22,575,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/47 19,333,982
13,120,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/48 11,194,381
29,130,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/49 24,689,988
14,980,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/50 12,630,505
20,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/47 16,979,990
10,400,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/48 8,796,844
27,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/50 22,605,810
21,275,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series
2024A, (UB)
5 .500 11/15/47 22,265,226
40,510,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D, (UB)
4 .000 11/15/42 35,967,010
15,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2, (UB)
4 .000 11/15/43 13,215,964
2,000,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
6 .000 07/01/57 1,958,195
5,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 4,147,222
9,070,000 (f) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5 .000 11/15/56 9,069,230
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5 .000 06/01/35 684,583
5,000,000 (f) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A, (UB)
5 .000 11/01/54 5,033,374
3,880,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3 .900 05/01/45 3,271,507
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2 .400 11/01/46 3,296,016
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3 .000 11/01/55 5,558,456
2,800,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 2,867,874

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,970,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .250% 10/01/26 $ 2,540,800
28,995,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 18,556,800
37,910,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 24,262,400
84,140,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 53,849,600
7,615,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4 .000 06/15/49 6,629,738
26,665,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/46 24,500,143
27,000,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/47 24,500,559
13,495,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1,
(UB)
4 .000 11/01/43 12,336,686
14,150,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1,
(UB)
4 .000 08/01/48 12,407,433
25,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4 .000 02/01/51 21,969,802
10,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1, (UB)
5 .000 05/01/47 10,248,685
4,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,731,550
8,465,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 7,657,593
20,290,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)
5 .250 11/01/48 21,206,108
7,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1, (UB)
5 .500 05/01/53 7,444,273
11,500,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B, (UB)
5 .250 05/01/50 11,903,457
10,335,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .250 05/01/50 10,697,585
10,725,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1, (UB)
4 .000 03/01/47 9,445,683
29,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2023 Series E-1, (UB)
4 .000 04/01/50 25,297,895
5,850,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/51 5,908,559
7,565,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2025 Series C-1, (UB)
5 .250 09/01/46 7,916,478
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs,
Series 2005-S2
0 .000 06/01/50 10,963,132
7,560,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,401,628
2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 2,000,141
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 13,644,565

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250% 11/15/44 $ 89,928,137
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .250 09/15/52 2,110,257
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3 .150 11/01/54 2,680,993
3,150,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4 .650 10/01/43 3,087,692
3,150,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4 .000 11/15/60 2,663,149
20,000,000 (f) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4 .000 01/01/53 17,036,382
10,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .000 03/15/44 9,063,201
8,500,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .125 03/15/52 7,570,146
38,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5 .000 03/15/54 38,803,703
32,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125 03/15/56 28,707,141
10,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125 03/15/57 8,846,186
15,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1, (UB)
4 .000 03/15/46 13,392,822
10,000,000 (f) New York State Urban Development Corp, (UB) 5 .000 03/15/51 10,154,212
24,635,000 (f) New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A, (UB)
4 .000 03/15/45 22,060,219
14,730,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 14,280,146
19,660,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 19,396,916
10,210,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500 12/31/54 9,210,096
7,505,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
5 .250 12/31/54 7,516,596
160,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 160,004
7,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 7,833,939
37,980,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 37,436,927
29,330,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 29,367,569
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 13,008,159

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,485,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000% 06/30/49 $ 8,363,674
13,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 13,435,931
23,415,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .125 06/30/60 23,021,427
2,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,489,252
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 7,143,556
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,441,837
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 13,954,027
8,195,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4 .750 11/01/42 7,434,612
3,010,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5 .750 07/01/47 2,631,116
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 1,052,970
14,765,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT),
(UB)
4 .000 11/01/41 13,620,246
20,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT), (UB)
5 .000 12/01/53 20,004,358
25,765,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/55 21,288,073
9,265,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/60 7,516,340
5,745,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021,
(AMT), (UB)
4 .000 07/15/51 4,825,630
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,869,418
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 1,515,991
7,205,000 (f) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/49 7,292,694
10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/54 10,095,163
10,765,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2,
(UB)
4 .500 05/15/52 10,290,885
5,110,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4 .000 05/15/51 4,479,822
20,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)
4 .000 05/15/51 17,533,548
34,565,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5 .250 05/15/52 35,562,933

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
4 .500% 12/01/56 $ 9,285,913
10,175,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .500 12/01/59 10,690,205
13,050,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .125 05/15/53 11,456,338
10,125,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4 .250 05/15/58 9,054,673
60,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .250 05/15/58 54,489,011
20,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 19,324,246
9,060,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A, (UB)
4 .000 05/15/57 7,612,266
15,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/64 15,503,885
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 8,814,540
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 16,402,041
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 5,105,353
3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/41 3,379,826
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 6,134,983
8,450,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 7,588,370
3,750,000 (f) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .750 11/01/49 4,012,241
3,550,000 (f) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .000 11/01/51 3,559,786
TOTAL NEW YORK 1,896,624,656
NORTH CAROLINA - 0.3%
5,000,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4 .000 07/01/51 4,239,392
5,075,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT), (UB)
5 .000 07/01/48 5,074,013
485,000 (d) Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015
5 .375 03/01/40 475,820
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 18,306,642
6,851,484 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4 .400 11/01/56 5,905,147
TOTAL NORTH CAROLINA 34,001,014

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.3%
$ 4,585,000 (f) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000% 12/01/48 $ 4,609,452
7,450,000 (f) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000 12/01/53 7,420,355
2,750,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 2,609,479
10,000,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A, (UB)
4 .600 07/01/43 9,747,397
4,690,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D, (UB)
4 .550 07/01/48 4,489,190
8,870,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .700 07/01/49 8,579,867
5,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 4,614,396
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 2,725,173
2,022,313 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6 .250 09/01/28 77,050
9,373,783 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 357,141
TOTAL NORTH DAKOTA 45,229,500
OHIO - 3.1%
2,800,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/41 2,817,480
15,400,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/46 15,428,958
303,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 28,278,484
95,060,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 81,156,762
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 4,841,302
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,415,080
15,950,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 15,384,772
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,445,943
6,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 4,806,214
14,500,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4 .125 05/15/45 13,355,385
17,540,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4 .000 05/15/47 15,577,142
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 1,842,713
33,880,000 (f) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5 .000 08/15/42 33,928,767
5,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 4,963,506
2,200,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 2,173,404

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5 .500% 05/01/50 $ 1,738,484
2,805,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 2,712,871
5,695,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6 .250 12/01/33 5,697,221
4,385,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5 .750 12/01/41 4,034,472
41,710,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 37,001,250
2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 1,896,835
3,390,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .900 09/01/48 3,405,013
3,860,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .950 09/01/54 3,846,015
4,375,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 4,137,614
13,750,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 13,036,125
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 12/31/39 986,367
6,530,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 6,249,332
13,345,000 (f) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5 .000 12/01/53 13,091,457
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/58 1,008,444
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/63 1,310,976
2,200,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 2,221,028
16,735,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6 .000 12/01/50 16,327,171
13,580,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5 .000 11/01/51 10,806,288
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 24,284,798
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .750 12/01/52 23,739,858
TOTAL OHIO 404,947,531

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.6%
$ 1,500,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds,
Capital Improvement Series 2021
3 .250% 01/01/51 $ 967,120
8,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 8,138,900
3,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,942,085
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 2,990,537
9,650,000 (f) Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A, (UB)
5 .500 01/01/54 10,244,338
10,000,000 (f) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4 .125 10/01/53 8,714,496
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5 .750 09/01/53 4,453,161
2,828,235 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
0 .000 11/01/46 9,757
4,149,188 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7 .000 11/01/51 14,315
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 9,525,216
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5 .500 12/01/35 2,850,065
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 10,705,243
10,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 11,055,274
3,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 3,258,279
TOTAL OKLAHOMA 75,868,786
OREGON - 0.3%
10,000,000 (f) Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A - AGM Insured, (UB)
4 .000 08/15/45 8,826,847
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .250 06/15/55 703,277
670,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/39 625,315
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
7 .000 06/15/52 2,406,135
225,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022B
9 .000 06/15/29 229,169
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5 .375 07/01/45 2,969,513
9,150,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 9,158,474
10,000,000 (f) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5 .000 07/01/52 9,834,789
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 2,483,218
TOTAL OREGON 37,236,737
PENNSYLVANIA - 2.6%
12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 12,906,594
5,300,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/51 5,218,748
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A
- AGM Insured, (AMT)
4 .000 01/01/56 820,058

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000% 01/01/56 $ 4,832,916
5,690,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500 01/01/50 5,947,447
8,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500 01/01/55 8,311,740
2,670,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6 .000 07/15/38 2,672,380
4,000,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5 .000 06/15/57 3,278,745
5,235,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 5,368,265
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 2,050,270
2,450,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 2,471,076
9,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 7,314,821
1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,354,485
17,147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 15,844,264
8,569,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 6,208,862
12,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 7,159,227
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 6,477,017
6,305,000 (f) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4 .000 12/01/51 5,658,207
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 657,472
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 603,871
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .250 12/01/45 1,146,295
3,000,000 Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2017A
5 .250 10/15/47 2,727,045
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6 .000 10/15/52 996,267
371,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .000 03/01/38 359,478
1,068,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .125 03/01/48 970,956
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 2,171,334

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,000,000 (f) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4 .000% 07/15/43 $ 2,443,404
8,455,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A, (UB)
4 .000 06/01/41 7,689,579
5,000,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1, (UB)
5 .000 02/15/45 4,940,126
11,000,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A, (UB)
5 .000 04/01/50 10,883,569
11,575,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 10,698,556
1,075,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,001,360
1,600,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Taxable First Tier Series 2025A-1
8 .000 01/01/44 1,555,742
6,340,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Third Tier Series 2025C
8 .500 01/01/67 5,970,831
5,000,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5 .000 09/01/48 4,903,234
8,405,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/52 6,972,477
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 989,957
1,071,352 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 471,395
590,116 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 106,221
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 3,069
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 3,069
29,220,000 (c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 2,922
17,565,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Taxable Series 2020B-2
10 .000 12/01/29 1,756
1,700,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,711,661
3,925,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 3,928,332
12,885,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 12,581,267
4,900,000 (d),(k) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 5,005,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250% 08/01/39 $ 3,994,170
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 1,948,431
10,000,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 8,657,652
15,000,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 13,592,826
5,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/43 5,069,860
17,335,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/50 17,220,242
25,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 23,812,325
6,440,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 6,212,810
8,475,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .000 12/01/53 8,657,162
75,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 70,242
5,195,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 4,560,174
679,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5 .625 07/01/35 693,262
11,855,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 10,446,807
835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6 .250 05/01/33 835,183
315,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .470 11/01/37 278,960
4,785,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .600 11/01/47 3,942,800
10,000,000 (f) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
5 .500 09/01/53 10,483,692
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 755,572
32,385,000 (f) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4 .000 06/01/49 27,052,317
6,800,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6 .000 07/15/38 6,879,054
TOTAL PENNSYLVANIA 350,555,215
PUERTO RICO - 7.5%
79,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0 .000 05/15/50 14,201,704
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 2,207,420
215,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0 .000 05/15/57 5,668,604
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N
2 .993 12/06/49 397,493
4,900,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4 .000 07/01/42 4,265,453

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4 .000% 07/01/47 $ 4,892,430
23,280,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 22,622,110
12,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
4 .000 07/01/42 10,602,159
16,525,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 14,368,043
39,855,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/47 32,688,653
102,725,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 41,696,381
1,465,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/26 598,396
4,505,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 1,852,493
30,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 12,691
2,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .957 07/01/42 838
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .961 07/01/42 1,241
5,845,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 2,397,612
7,260,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 2,981,307
2,040,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 864,927
5,165,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 2,125,061
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 107,811
11,270,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/26 4,908,095
15,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/26 6,764
630,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 262,107
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 1,261
8,900,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 3,741,209
2,735,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 1,153,008
5,770,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/30 2,601,686
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,236
4,475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,843,371
1,510,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4 .250 01/01/26 636,946
280,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 115,148
185,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 76,401
4,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/26 2,077,702
23,345,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 10,228,465
1,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
3 .645 07/01/28 408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 6,200,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250% 07/01/28 $ 2,595,609
400,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 171,001
5,525,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .750 07/01/36 2,470,764
21,705,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/25 8,959,804
60,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/26 26,864
475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 195,024
135,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 55,494
125,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 51,383
1,150,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 475,046
590,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 243,477
5,690,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 2,531,027
6,535,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 2,781,963
205,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 84,288
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 105,106
10,510,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 4,267,994
25,760,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 10,947,725
255,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 107,647
13,080,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/26 5,428,172
2,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 1,191,660
17,685,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 7,778,437
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .102 07/01/36 1,222
1,000,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/26 375,055
14,585,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 5,952,836
910,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/25 384,596
1,065,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 449,318
90,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 41,498
2,290,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 949,877
21,440,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 9,122,804
43,235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 18,324,758
1,865,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/25 770,946
2,915,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 1,279,764

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 4,245,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375% 01/01/26 $ 1,830,145
550,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 226,752
2,895,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/26 1,172,464
105,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/26 42,335
3,735,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 1,564,953
16,605,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 6,974,951
30,910,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 12,724,461
3,420,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/26 1,413,955
2,800,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/26 1,233,104
2,000,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 07/01/25 835,638
890,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/25 380,028
30,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .750 07/01/26 12,505
3,225,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 1,327,560
365,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/27 154,661
2,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 991,710
1,960,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 817,547
215,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .750 07/01/26 90,036
3,060,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/26 1,345,191
405,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .875 07/01/27 170,947
6,460,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 2,691,509
83,005,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 35,161,413
1,620,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/26 659,271
235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 105,096
9,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 3,632,329
18,645,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 7,592,890
5,820,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/40 2,329,657
53,395,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 22,365,607
19,715,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 7,957,603
5,400,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 2,223,606
75,300,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 30,415,888
34,730,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 13,910,338

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250% 07/01/38 $ 2,592,746
246,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 78,441,892
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 56,562,727
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,381,098
88,002,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 82,862,129
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
0 .000 07/01/51 11,741,913
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,287,675
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 3,787,090
42,566,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 38,850,329
19,155,751 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 12,116,012
734 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 734
2,808,828 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 3,031,523
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 25,624,467
21,416,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 20,425,189
18,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 16,389,016
87,721,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 75,051,210
146,688,245 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 90,396,631
13,162,766 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1 .000 11/01/51 7,058,533
2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/26 2,093,083
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 8,625,563
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/26 3,326,064
7,203,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 7,000,555
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 4,645,613
TOTAL PUERTO RICO 997,973,735
RHODE ISLAND - 0.3%
2,100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 2,084,687
178,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 31,041,209
TOTAL RHODE ISLAND 33,125,896

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.3%
$ 90,000 (d) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
3 .875% 05/01/41 $ 72,382
150,000 (d) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
4 .000 05/01/52 108,633
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5 .750 12/01/46 2,386,538
7,255,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,804,559
23,115,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 6,801,175
19,375,000 (f) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5 .250 02/01/54 20,810,405
1,870,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 1,919,763
5,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 4,855,617
4,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .250 08/15/46 3,540,068
20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750 06/01/52 14,755,528
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .750 10/01/45 902,393
5,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/49 5,076,023
5,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 4,880,023
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,915,138
1,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 1,388,193
1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .000 06/15/53 1,574,215
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 1,021,651
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .000 05/01/43 623,393
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .125 05/01/48 1,023,199
1,500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .750 11/15/54 1,516,214
10,000,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, AnMed Health Project, Series 2023,
(UB)
5 .250 02/01/53 10,264,122
4,575,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2025A, (UB)
5 .000 12/01/55 4,578,290
12,855,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5 .000 12/01/56 12,793,540

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 16,000,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A, (UB)
4 .000% 12/01/47 $ 13,862,189
13,020,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A - BAM Insured,
(UB)
4 .000 12/01/52 11,362,602
23,265,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B - BAM Insured,
(UB)
4 .000 12/01/55 20,036,328
10,000,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B, (UB)
5 .000 12/01/49 10,063,790
7,055,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5 .750 12/01/42 6,419,043
2,775,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5 .330 12/01/41 2,537,547
TOTAL SOUTH CAROLINA 168,892,561
SOUTH DAKOTA - 0.1%
6,400,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose
Refunding Bonds, Series 2014C
6 .000 03/01/32 5,154,675
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 4,929,527
TOTAL SOUTH DAKOTA 10,084,202
TENNESSEE - 1.3%
815,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/25 798,329
845,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 786,183
1,665,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 1,167,444
5,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .000 12/01/35 5,276,982
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 2,378,621
50,500,000 (f) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4 .000 07/01/40 45,587,138
2,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .500 07/01/59 2,042,776
4,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .000 07/01/64 3,899,422
4,485,000 (e) Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity
Towers Apartments, Series 2014A
5 .875 03/01/44 2,152,800
4,405,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .500 07/01/37 3,240,217
5,150,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 3,383,853
13,075,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/48 13,573,020
8,565,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/53 8,821,688

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 11,300,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250% 07/01/56 $ 11,587,938
8,250,000 (f) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023, (UB)
5 .250 05/01/53 8,228,565
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/45 4,888,531
3,975,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .250 06/01/47 3,634,459
3,250,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 2,947,224
8,415,000 (f) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(UB)
5 .000 07/01/46 8,262,996
8,500,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 8,605,490
4,000,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .000 07/01/52 3,933,916
8,625,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/54 8,445,073
1,450,000 (d) Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor,
Refunding Series 2013A
5 .375 09/01/41 1,254,190
1,710,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .250 06/01/56 1,580,006
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5 .350 07/01/48 5,110,795
1,500,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 1,450,936
1,155,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .800 07/01/54 1,121,698
7,400,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .550 07/01/48 7,083,158
4,000,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .700 07/01/53 3,898,948
TOTAL TENNESSEE 175,142,396
TEXAS - 10.3%
7,750,000 (f) Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
4 .375 02/15/50 7,209,911
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6 .500 09/01/48 4,056,914
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6 .000 09/01/52 1,471,161
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .750 09/01/48 3,055,577
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .750 09/15/54 940,604
200,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
4 .500 09/15/31 190,682
525,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
5 .000 09/15/51 471,884

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .875% 09/15/53 $ 1,202,334
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5 .000 09/01/37 747,927
3,905,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5 .250 09/01/47 3,760,451
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .375 06/01/62 5,804,354
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 3B,
Series 2023
5 .375 08/15/53 976,859
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6 .000 09/01/53 1,719,862
1,500,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .625 12/31/55 1,397,939
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6 .000 09/01/45 1,028,160
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6 .200 09/01/47 3,847,761
5,000,000 (f) Austin, Texas, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .250 11/15/47 5,064,476
20,000,000 (f) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023, (UB)
5 .250 11/15/53 20,590,870
3,825,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000 11/01/28 3,827,154
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .500 11/01/51 1,476,632
1,200,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .625 09/01/55 1,163,468
2,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 1,824,932
12,175,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4 .250 02/15/52 10,951,761
24,500,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4 .250 02/15/53 21,712,924
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4 .000 02/15/49 5,158,141
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .500 09/15/53 1,361,160
1,020,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .875 09/15/55 1,027,471
2,250,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 2,118,704
3,750,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 3,547,190
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .125 09/01/38 1,619,754
4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/47 3,966,663
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .500 09/01/38 4,264,681

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .625% 09/01/48 $ 7,479,265
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6 .000 09/01/53 968,459
5,520,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6 .250 09/01/48 5,576,874
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .625 09/01/48 4,898,108
2,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5 .500 09/01/53 2,370,332
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .250 09/01/41 343,957
640,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .500 09/01/50 606,304
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .375 09/01/38 327,341
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .500 09/01/46 402,066
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .625 09/01/38 1,128,646
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 1,195,572
1,825,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5 .500 09/01/53 1,730,342
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
5 .375 09/01/53 469,431
1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .375 09/01/43 971,747
1,200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .625 09/01/52 1,145,241
550,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .250 09/01/52 497,334
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6 .125 09/01/46 3,148,424
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/46 1,248,552
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .750 09/01/53 1,070,394
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .625 09/01/55 947,890
3,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
4 .000 09/01/51 2,637,438
2,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5 .750 09/01/52 1,942,152
1,765,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 1,515,165
1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 1,140,971

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
5 .500% 09/01/42 $ 497,900
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .750 09/01/54 1,460,374
9,295,000 (f) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4 .000 03/01/53 7,986,561
14,850,000 (f) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .000 02/15/53 12,807,403
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .375 09/15/52 2,816,097
1,500,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .125 09/15/52 1,464,688
1,835,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,849,482
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .700 09/01/47 2,928,214
1,315,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .250 09/01/35 1,330,339
3,070,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .500 09/01/46 3,100,219
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .375 09/01/55 1,434,162
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5 .000 09/01/46 1,204,242
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 1,216,747
1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .500 09/15/54 959,385
8,000,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2024, (UB)
4 .250 07/15/54 7,109,185
12,620,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Senior
Lien Improvement Refunding Series 2023, (UB)
4 .125 07/15/53 11,167,625
750,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5 .000 09/15/41 697,431
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5 .250 09/15/51 926,094
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6 .125 09/15/52 4,227,162
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .750 09/15/52 1,028,168
6,000,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .250 02/01/53 5,485,188
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .250 02/01/53 10,555,724

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,910,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4 .250% 02/01/54 $ 9,921,918
1,500,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .750 09/15/55 1,421,833
1,500,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,511,673
3,575,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 3,603,858
1,020,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 1,028,951
1,900,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 1,918,729
3,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .625 12/31/54 3,101,927
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .250 12/31/54 2,053,289
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 08/15/53 5,073,792
11,000,000 (f) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 11,162,342
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6 .250 09/15/54 1,469,579
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/43 3,914,791
1,000,000 Edinburg Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Series 2021A
3 .375 08/15/46 639,789
3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6 .000 08/15/52 3,960,841
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 2,629,000
3,010,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7 .500 09/15/55 3,024,355
6,060,000 (f) Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured,
(UB)
4 .375 10/01/53 5,454,334
13,000,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
4 .125 07/01/52 11,215,010
10,000,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
5 .000 07/01/52 9,907,016
7,400,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015, (UB)
4 .000 12/01/45 6,471,336
5,405,000 (f) Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2023A, (UB)
4 .250 09/15/48 4,910,457
10,950,000 (f) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4 .000 08/15/50 9,575,790
600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/53 127,779

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 520,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000% 11/15/26 $ 498,253
355,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 329,772
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/28 431,677
125,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 108,635
1,910,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 1,394,215
2,075,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/34 1,316,514
35,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0 .000 11/15/35 20,696
770,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 457,700
3,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 1,867,897
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 268,133
1,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 536,301
310,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/38 162,707
1,620,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 774,140
340,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 167,639
790,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 351,537
3,120,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/40 1,444,831
2,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/40 905,514
14,010,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 6,092,330
2,940,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 1,135,728
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000 11/15/41 717,449
1,180,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/34 747,653
26,165,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 12,525,492
8,805,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/40 3,677,377
7,445,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
7 .000 09/15/45 7,447,450
5,545,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 5,545,165
1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .500 09/01/53 1,177,864
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .250 09/01/54 916,300

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000% 12/01/53 $ 1,610,568
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/54 1,007,916
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/55 2,371,475
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4 .000 07/01/46 4,341,797
6,600,000 (f) Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT), (UB)
5 .250 07/01/53 6,683,323
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,196,243
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5 .625 09/15/54 713,220
840,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5 .375 09/01/55 785,932
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,058,205
1,250,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .375 09/01/60 1,163,480
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .500 09/01/53 1,904,180
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .375 09/01/38 1,117,140
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .125 09/01/47 1,888,222
1,680,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .500 09/01/47 1,650,007
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6 .000 09/15/52 1,501,906
650,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
5 .125 09/01/46 611,356
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .250 09/01/43 1,957,568
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .500 09/01/47 1,482,566
400,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
5 .375 09/01/50 375,414
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .750 09/01/53 1,765,996
1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .750 09/01/53 1,091,587
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5 .375 09/01/54 805,445

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6 .000% 09/01/53 $ 2,202,083
2,000,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
5 .000 09/01/42 1,854,545
9,735,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4 .000 02/15/53 8,426,779
10,000,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A, (UB)
5 .000 02/15/58 10,113,033
26,240,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5 .000 02/15/58 26,620,194
500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
5 .375 09/15/52 475,889
2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6 .125 09/15/52 2,762,567
1,270,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
5 .000 09/15/49 1,163,403
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5 .300 09/01/48 2,543,622
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Northern
Improvement Area Major Improvement Project, Series 2017
5 .375 09/01/47 1,053,427
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
5 .000 09/01/47 3,534,967
205,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
5 .125 09/01/27 207,338
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
6 .000 09/01/46 2,167,660
1,000,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5 .375 09/01/46 985,917
3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6 .875 09/01/52 3,069,188
11,505,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement
Area 2 Project, Refunding & Improvement Series 2018
5 .750 09/01/48 11,661,485
6,245,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5 .250 09/01/44 6,262,605
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6 .000 09/01/47 5,476,892
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .750 09/01/38 738,791
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .875 09/01/47 1,374,152
125,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
0 .000 09/01/25 123,991
6,405,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6 .750 09/01/48 6,408,688

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,130,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000% 09/15/55 $ 1,134,221
2,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7 .000 09/15/55 2,008,359
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .500 09/15/40 546,571
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .625 09/15/49 519,416
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4 .000 09/15/51 1,084,147
1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .500 09/15/53 958,638
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4,
Series 2024
5 .625 09/15/54 680,727
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .750 09/01/49 1,701,803
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .625 09/01/54 1,391,633
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
5 .125 09/01/51 895,926
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .625 09/01/54 1,198,362
785,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5 .250 09/01/41 747,079
1,160,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5 .500 09/01/50 1,088,828
15,000,000 (f) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4 .000 02/15/53 12,936,771
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/38 856,263
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .375 09/01/48 1,537,573
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2023
5 .125 09/01/52 913,800
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 1,024,267
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 2,310,827
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .625 09/01/53 1,187,531
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5 .625 09/01/53 1,082,587
605,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .250 09/01/53 563,127

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .750% 09/01/53 $ 4,252,802
1,750,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
4 .125 09/15/51 1,361,079
4,235,000 Montgomery County Municipal Utility District 132, Texas,
General Obligation Bonds, Road Series 2023 - AGM Insured
4 .000 09/01/47 3,699,203
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .500 09/01/41 856,182
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .750 09/01/51 846,306
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .625 08/15/39 1,595,159
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .750 08/15/49 3,302,337
1,400,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 1,360,442
780,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 612,924
5,050,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 4,134,002
22,619,633 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 5,711,000
4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 3,355,358
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .375 11/15/36 596,163
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500 11/15/46 795,216
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500 11/15/52 1,530,369
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 3,862,350
25,505,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 23,607,731
4,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/25 4,000,000
4,055,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 4,014,450
10,500,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 10,376,465

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 29,800,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000% 07/01/35 $ 29,332,423
141,700,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 134,323,537
3,445,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B
5 .000 01/01/46 3,375,095
9,530,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4 .000 12/15/58 7,752,793
17,310,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4 .000 12/15/58 14,207,567
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .250 09/15/51 939,010
670,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .625 09/01/40 656,394
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .250 09/01/40 644,644
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .375 09/01/50 880,286
10,000,000 (f) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023, (UB)
4 .000 02/15/48 8,849,276
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .625 09/15/54 947,008
25,000,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series
2023A, (UB)
4 .125 08/01/53 21,761,705
20,710,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5 .000 08/01/53 20,935,035
1,100,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 1,112,597
2,000,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 2,024,410
1,150,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 1,162,680
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .250 09/15/32 360,566
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 780,716
1,250,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .625 09/15/52 1,165,850
300,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .250 09/15/32 309,057
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 731,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .625% 09/15/52 $ 932,680
3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .500 09/15/48 2,761,748
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
6 .000 09/15/52 4,811,713
1,952,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Major Improvement
Area Project, Series 2022
6 .500 09/15/52 1,992,628
5,725,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 5,069,276
3,440,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 2,636,810
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 5,728,857
4,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 3,738,812
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .250 01/01/54 1,836,419
20,000,000 (f) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5 .000 10/01/51 20,167,064
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5 .125 09/01/43 1,045,003
2,100,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5 .375 09/01/53 1,966,103
875,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 2 Project, Series 2025
6 .000 09/01/55 875,913
4,325,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Crossroads Public Improvement District Major improvement
Project, Series 2018
6 .500 09/01/48 4,363,154
1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
5 .500 09/01/53 1,620,805
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .625 09/01/55 959,984
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/53 2,743,464
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7 .875 09/01/53 1,008,593
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 1
Project, Series 2023
6 .375 09/01/53 1,542,597
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .625 09/01/55 959,984
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .750 09/01/49 2,189,606

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .375% 09/01/54 $ 1,200,858
900,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .250 09/01/54 835,324
1,400,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .500 09/01/55 1,321,355
5,840,000 (f) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .000 08/15/53 5,028,816
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 3,422,556
6,280,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 2,888,800
5,525,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/42 2,541,500
14,375,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 6,612,500
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6 .000 09/15/46 435,085
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6 .375 09/15/53 1,309,498
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .625 09/15/39 1,277,726
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .750 09/15/52 3,832,111
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .875 09/15/42 589,360
1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6 .000 09/15/52 1,293,611
700,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
5 .125 09/15/50 630,501
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
6 .000 09/15/50 771,770
1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 1,071,794
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .625 09/15/50 2,244,796
710,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6 .500 09/01/54 682,089
6,000,000 (f) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5 .250 05/15/52 6,181,462
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/39 3,808,989
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/48 4,889,981
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5 .625 09/01/50 2,133,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d),(i) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
6 .000% 09/15/54 $ 1,003,647
7,010,000 (f) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5 .000 08/15/53 7,104,628
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5 .250 09/01/51 1,685,575
9,000,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
4 .125 12/01/54 7,868,771
9,345,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022, (UB)
4 .000 10/01/42 8,566,995
11,850,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000 11/15/51 11,860,889
19,400,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000 11/15/51 19,417,827
240,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 246,338
5,875,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 5,956,942
5,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/52 5,935,236
8,000,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
4 .000 07/01/53 6,485,148
7,890,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 7,595,413
2,075,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2009A
3 .750 02/15/38 1,348,750
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/48 650,000
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/52 650,000
13,700,000 (f) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 13,422,589
13,860,000 (f) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5 .250 08/15/48 14,177,908
15,935,000 (f) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4 .250 08/15/53 14,147,621
35,000,000 (f) Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025,
(UB)
4 .250 09/01/55 31,738,788
10,360,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .200 07/01/48 10,473,045
5,000,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .250 07/01/53 5,175,902
6,320,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Tender Option Bond
Trust 2023-XL0439, (UB)
5 .250 01/01/53 6,390,091

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 16,550,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500% 12/31/58 $ 16,978,873
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 2,361,060
32,235,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 30,830,908
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/52 958,952
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5 .000 10/15/58 5,053,672
13,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5 .000 10/15/58 13,139,549
15,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 13,641,284
8,440,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375 10/15/59 7,798,942
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 496,178
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5 .125 09/01/54 785,170
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .375 09/01/42 874,426
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .500 09/01/52 1,455,516
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
6 .625 09/01/52 3,130,042
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .500 09/15/52 3,141,085
1,032,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 821,846
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5 .000 09/01/47 1,824,554
21,300,000 (f) Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A, (UB)
4 .000 02/15/48 18,812,269
17,555,000 (f) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .250 02/15/53 15,947,548
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 2,748,020
2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 2,403,324
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .375 09/01/45 6,061,665
TOTAL TEXAS 1,370,614,104
UTAH - 1.4%
1,700,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 1,650,275
5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .750 03/01/41 4,953,864
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 3,027,788

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 10,390,000 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625% 12/01/53 $ 10,292,505
10,870,000 (d),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 10,375,586
2,945,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6 .875 12/01/45 2,983,119
3,525,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 3,376,960
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .750 03/15/55 495,434
2,750,000 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5 .250 12/01/53 2,557,898
4,944,966 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 4,845,236
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6 .625 03/01/54 2,399,216
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5 .500 03/01/51 7,521,016
1,715,000 (d) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 1,724,799
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2022A
5 .125 03/01/51 2,494,968
3,875,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 02/01/40 3,293,338
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 02/01/50 8,642,978
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7 .875 08/15/50 1,548,903
1,700,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 1,744,118
2,800,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 2,281,809
2,210,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .250 06/01/41 1,885,980
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .625 06/01/57 6,032,250
1,000,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .200 06/01/54 932,427
1,500,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 1,402,774
4,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 4,023,830
1,000,000 (d) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .000 03/01/56 955,375
11,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 11,284,680
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2024A-1
6 .375 03/01/55 1,489,528
1,200,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 08/15/51 979,449
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 1,955,667
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7 .375 03/15/51 339,422
19,000,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5 .000 07/01/47 18,682,867

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 10,320,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT), (UB)
5 .250% 07/01/53 $ 10,429,994
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 1,274,081
885,000 (d) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 846,449
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 928,620
10,795,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 10,865,338
4,000,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6 .625 12/01/45 4,052,288
4,875,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 3,986,817
8,260,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5 .000 06/15/56 6,050,070
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4 .000 04/01/53 14,010,078
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5 .875 03/01/54 1,091,968
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .375 03/15/54 483,580
4,750,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 4,750,112
2,280,000 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5 .625 12/01/53 2,227,231
TOTAL UTAH 187,170,685
VIRGIN ISLANDS - 0.8%
6,375,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 6,352,999
8,250,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 8,250,087
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 23,284,828
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5 .000 10/01/42 446,931
1,200,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5 .000 10/01/29 1,200,080
17,865,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 17,621,809
21,900,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 21,872,042
20,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A
5 .000 07/01/25 20,000
1,515,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 1,516,893
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 921,334
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 6,452,877
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 12,143,300
TOTAL VIRGIN ISLANDS 100,083,180

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.6%
$ 10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6 .250% 08/01/45 $ 9,533,632
24,250,000 (d),(e) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
3 .493 11/01/44 15,762,500
2,133,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 1,343,790
4,956,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .356 03/01/26 3,122,280
8,378,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .455 03/01/34 5,278,140
1,095,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,096,132
1,860,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,860,698
5,000,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 3,943,774
16,070,000 (f) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4 .000 07/01/60 13,569,039
10,320,000 (f) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4 .000 07/01/52 8,953,153
2,165,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7 .750 09/01/44 2,212,611
5,525,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12 .000 09/01/52 5,160,119
5,000,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 4,743,633
7,695,000 (f) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 6,171,829
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,693,539
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000 01/01/46 2,689,483
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .375 01/01/46 4,992,999
3,155,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 2,996,488
2,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 2,189,072
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 1,842,773
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 3,597,247
4,675,000 (f) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023B, (UB)
4 .875 03/01/61 4,577,764
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 10,986,886

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500% 07/01/54 $ 15,630,422
11,542,281 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 6,925,369
9,005,000 (f) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4 .000 12/01/49 7,686,224
7,630,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 7,282,089
10,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 9,925,542
20,175,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 18,901,185
1,655,000 (d),(k) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,584,879
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500 12/01/52 8,781,883
2,200,000 (d) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5 .375 09/01/52 2,196,497
4,500,000 (f) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .125 07/01/58 3,979,030
17,265,000 (f) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .375 07/01/63 15,653,683
TOTAL VIRGINIA 217,864,384
WASHINGTON - 0.6%
1,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6 .000 12/01/35 1,505,377
5,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6 .250 12/01/45 5,431,998
310,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 309,901
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 3,406,094
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 2,959,281
3,305,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 3,235,252
4,800,000 (f) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4 .125 08/15/43 4,417,439
1,510,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
13 .242 10/01/42 1,490,689
630,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
13 .251 10/01/42 621,936
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4 .000 07/01/58 3,814,396
11,170,000 (f) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4 .000 07/01/58 8,521,362
10,000,000 (f) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 9,564,425

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 12,195,667 (d) Washington State Housing Finance Commission, Multifamily
Revenue Bonds, Greentree Village Homes Project, Series 2008
5 .264% 02/01/26 $ 12,137,090
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6 .000 07/01/59 1,747,313
8,825,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 8,871,528
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project,
Series 2021A
5 .000 07/01/50 880,890
2,550,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,231,869
10,000,000 (f) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4 .950 12/01/53 9,996,944
TOTAL WASHINGTON 81,143,784
WEST VIRGINIA - 0.7%
6,451,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750 12/01/44 5,998,757
2,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .000 06/01/37 2,282,807
5,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .250 06/01/47 4,665,702
450,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Downtown Project 3, Refunding Series 2024A
5 .500 06/01/49 428,600
4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 4,788,315
8,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 8,440,219
610,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 627,042
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5 .750 06/01/43 901,054
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 901,304
995,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 782,584
5,240,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 4,140,958
6,860,000 (d) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 5,056,938
3,000,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 3,062,001
6,075,000 (f) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4 .000 06/01/51 5,239,886
12,000,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A, (UB)
5 .000 06/01/47 11,787,320

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 9,315,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .125% 06/01/42 $ 8,753,149
14,175,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .250 06/01/47 13,078,795
10,815,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 9,808,163
TOTAL WEST VIRGINIA 90,743,594
WISCONSIN - 7.5%
16,950,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 3,662,558
22,485,000 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 17,003,143
13,840,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 13,772,439
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/41 447,369
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 800,698
900,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/56 697,460
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/54 1,417,214
6,760,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project,
Series 2017
5 .375 07/15/52 6,331,527
6,580,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5 .875 06/15/47 5,582,905
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5 .875 06/01/52 942,435
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6 .000 06/01/62 1,430,823
335,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 300,725
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000 06/15/37 924,542
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,052,846
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250 05/01/46 3,067,400
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
6 .000 07/15/42 3,031,065
6,280,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5 .250 06/15/49 5,795,170
3,410,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 3,479,342
6,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 6,086,001
13,635,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 13,912,266

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 26,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000% 06/15/46 $ 20,894,571
3,320,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina,
Series 2017A
5 .625 06/15/37 3,201,669
17,350,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina,
Series 2017A
5 .875 06/15/47 15,815,613
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/41 1,167,061
3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 2,860,150
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .375 07/01/35 1,000,074
1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 1,557,586
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 2,902,986
6,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 6,203,726
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 5,185,956
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 11,474
343,416 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 9,425
337,921 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 8,684
326,932 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 7,756
321,437 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 7,178
417,594 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 8,629
412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 8,024
398,362 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 7,259
390,120 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 6,690
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 6,197
20,783,601 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 14,984,430
423,088 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 6,437

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/58 $ 5,906
401,109 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 5,439
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 4,983
387,373 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 4,612
376,384 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 4,222
368,142 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 3,905
359,899 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 3,623
354,405 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 3,338
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 3,321
4,599,030 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 36,139
176,604 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 5,603
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 5,085
172,872 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 4,745
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 4,411
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 4,013
185,309 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 4,138
4,770,373 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 3,209,972
184,065 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 3,803
181,578 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 3,536
180,334 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 3,286
177,847 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 3,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 175,359 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/56 $ 2,846
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 2,649
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 2,460
170,385 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 2,311
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 2,145
166,653 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 1,984
165,411 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 1,856
162,923 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 1,728
161,679 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 1,627
160,434 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 1,511
157,947 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 1,373
2,057,071 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 16,164
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 25,401,705
940,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .250 08/01/38 940,407
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .500 08/01/48 1,231,412
5,280,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 4,057,798
9,815,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 7,191,832
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 6,632,529
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 975,451
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .500 06/15/50 4,966,524
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7 .500 06/15/30 1,296,329
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .000 06/15/52 887,934
955,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 848,811
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .500 06/01/49 1,718,555

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000% 06/01/56 $ 1,038,530
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 466,688
4,385,000 (d),(e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 2,711,955
5,625,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 5,673,309
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .000 08/01/36 844,712
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .125 08/01/46 2,221,851
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 1,950,599
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5 .000 04/01/43 4,128,058
4,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5 .125 04/01/52 3,653,416
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
3 .000 01/01/50 3,691,525
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5 .000 09/01/38 1,716,159
1,930,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .750 02/01/52 1,952,298
16,835,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 17,172,604
8,500,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 8,223,750
21,045,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 18,887,887
61,170,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 58,111,500
41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 39,263,500
226,900,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 215,555,000
6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 6,897,585
4,747,865 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 4,685,641
13,650,000 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0 .000 12/15/41 4,818,457
16,910,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 10,146,000
2,600,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Taxable Series 2018B
6 .750 09/01/29 1,560,000
3,100,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 310,000
10,400,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .850 10/01/47 1,040,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,700,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000% 10/01/47 $ 470,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A - BAM Insured
3 .000 07/01/50 3,593,984
3,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
0 .000 11/01/46 1,500
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,241,661
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .350 12/01/45 2,739,665
18,790,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 13,153,000
60,680,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5 .875 04/01/45 4,349,279
23,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 20,538,291
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6 .850 01/01/51 6,520,131
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .250 12/01/51 5,106,425
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5 .000 07/01/42 4,136,405
5,605,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 2,522,250
22,230,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 10,003,500
90,145,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 40,565,250
600,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Campus Real Estate Holding Corporation, LLC
Project, Series 2025A
5 .500 06/01/55 592,150
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Junior Subordinate, Series 2025C
5 .750 06/15/55 970,835
500,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/50 501,963
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/55 996,951
550,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .250 06/15/45 548,073
750,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .500 06/15/55 749,937
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project, Green
and Social Series 2021A-1
4 .000 07/01/61 1,883,904
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project,
Subordinate Green and Social Series 2021B
5 .250 07/01/61 1,621,153
4,865,000 (c),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 486
7,750,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 4,395,229
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6 .125 10/01/49 5,555,860

Portfolio of Investments June 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7 .500% 06/01/29 $ 20,954,986
35,100,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 34,835,616
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 3,191,964
6,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 5,753,031
13,825,000 (f) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Series 2018A, (UB)
4 .250 04/01/48 12,555,116
2,130,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250 06/01/40 2,025,230
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
4 .000 07/01/47 7,417,368
1,850,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/37 1,231,869
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .125 10/01/59 1,506,638
5,620,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A, (UB)
5 .000 04/01/48 5,518,172
15,345,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A - BAM Insured, (UB)
4 .500 02/15/54 14,519,718
9,745,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016, (UB)
4 .000 12/01/46 8,608,825
30,000,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022, (UB)
4 .000 12/01/51 26,117,181
1,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .500 05/01/34 1,618,750
2,635,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .750 05/01/39 2,484,719
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 736,307
10,105,000 (f) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 9,866,997
12,500,000 (f) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,087,966
10,115,000 (f) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 9,198,287
TOTAL WISCONSIN 997,298,240
WYOMING - 0.2%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3 .000 05/01/42 7,938,685
8,250,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .850 12/01/48 8,258,898
12,765,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2025 Series 1, (UB)
4 .650 12/01/45 12,480,809
TOTAL WYOMING 28,678,392
TOTAL MUNICIPAL BONDS
(Cost $18,596,937,194) 17,129,389,172

Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1444043 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 1444043
CAPITAL GOODS - 0.0%
$ 6,819,826 (c),(e) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance, (CME Term SOFR 1 Month + –%) 7 .500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347,170 (c) Tuscan Gardens of Palm Coast 15 .000 10/12/25 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $8,263,187) 1,444,043
TOTAL LONG-TERM INVESTMENTS
(Cost $18,639,240,520) 17,156,399,261
BORROWINGS - (0.1)% (l) (15,400,000)
FLOATING RATE OBLIGATIONS - (37.1)% (4,918,983,000)
OTHER ASSETS & LIABILITIES, NET -  7.6% 1,020,736,090
NET ASSETS - 100% $ 13,242,752,351
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,571,500,934 or 26.6% of Total Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) When-issued or delayed delivery security.
(j) Inverse floating rate trust is a non recourse trust.
(k) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(l) Borrowings as a percentage of Total Investments is 0.1%.
Credit Default Swaps - OTC Uncleared
SOLD
Counterparty
Reference
Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(c)
City of Chicago 1 .000% 2 .09 % Quarterly 12/22/25 $ 5,000,000 $ 8,578 $ (19,805) $ 28,383
Citigroup Global
Markets Inc.(c)
City of Chicago 1 .000 3 .13 Quarterly 6/20/28 60,000,000 131,733 (2,198,583) 2,330,316
Citigroup Global
Markets Inc.(c)
State of Illinois 1 .000 1 .38 Quarterly 12/20/25 25,000,000 86,639 (31,323) 117,962
Total
$ 90,000,000 $ 226,950
$(2,249,711) $ 2,476,661

Portfolio of Investments June 30, 2025
(continued)
High Yield

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,159,641 $ – $ 10 $ 1,159,651
Corporate Bonds – 1,143,499 23,262,896 24,406,395
Municipal Bonds – 17,129,377,870 11,302 17,129,389,172
Variable Rate Senior Loan Interests – – 1,444,043 1,444,043
Investments in Derivatives:
Credit Default Swaps* – – 2,476,661 2,476,661
Total $ 1,159,641 $ 17,130,521,369 $ 27,194,912 $ 17,158,875,922
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
Short Duration High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.2%
2 COMMON STOCKS - 0 .0% 2
MATERIALS - 0.0%
153 (a),(b) PALOUSE FIBER HOLDINGS $ 2
TOTAL MATERIALS 2
TOTAL COMMON STOCKS
(Cost $22,950) 2
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6,825,000 CORPORATE BONDS - 0 .2% 6,825,000
CONSUMER SERVICES - 0.2%
$ 10,500,000 (a) Wild Rivers Water Park 8 .500% 11/01/51 6,825,000
TOTAL CONSUMER SERVICES 6,825,000
TOTAL CORPORATE BONDS
(Cost $9,661,722) 6,825,000
SHARES DESCRIPTION VALUE
29,254,800 EXCHANGE-TRADED FUNDS - 0 .5% 29,254,800
1,200,000 Nuveen High Yield Municipal Bond ETF 29,254,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $30,038,313) 29,254,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5331935579 MUNICIPAL BONDS - 94 .4% 5331935579
ALABAMA - 2.6%
2,120,000 (c) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5 .350 09/01/27 2,121,061
50,000,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5 .708 02/01/53 51,467,675
2,220,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 2,309,832
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 5,239,880
1,645,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,808,603
5,125,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 5,170,500
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3 .875 11/01/27 194,897
4,590,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 4,408,129
2,960,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,729,472
5,955,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/33 3,736,763
7,350,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/36 4,612,125
8,345,000 Phenix City Industrial Development Board, Alabama,
Environmental Improvement Revenue Refunding Bonds,
MeadWestvaco Coated Board Project, Series 2012A, (AMT)
4 .125 05/15/35 8,010,874
50,000,000 (d),(e) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5 .978 01/01/53 52,262,730

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,000,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 3,958,667
TOTAL ALABAMA 148,031,208
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 238,385
TOTAL ALASKA 238,385
ARIZONA - 2.4%
24,815,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (LIBOR 3 M*0.67% +
0.810%), (UB)
4 .597 01/01/37 24,036,725
2,975,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .488 01/01/37 2,663,722
2,975,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .488 01/01/37 2,663,721
1,485,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .497 01/01/37 1,329,439
1,485,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .607 01/01/37 1,329,282
500,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/37 501,382
425,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas
Aliante and Skye Canyon Campus Projects, Series 2021A
3 .000 12/15/31 391,222
385,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 381,964
110,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .000 07/01/32 111,847
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4 .000 07/01/41 1,103,930
550,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4 .500 07/01/29 546,375
3,435,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 3,043,191
245,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4 .750 12/15/28 246,787
680,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 686,333
305,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4 .000 07/15/30 302,596
1,120,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .125 02/01/40 1,119,958
640,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .625 02/01/45 639,313
30,885,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/41 23,624,622
1,825,000 (c),(f) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5 .850 06/01/29 1,277,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 945,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4 .750% 01/01/28 $ 891,409
9,785,000 (c) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
7 .350 10/01/28 9,201,047
5,675,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 5,664,219
550,000 (c) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
4 .750 07/01/30 527,296
225,000 (c) Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2015
4 .000 07/15/25 224,928
69,000 (c) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
4 .375 07/01/25 69,000
540,000 (c) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5 .625 07/01/45 530,872
250,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/31 245,687
1,325,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4 .800 07/01/28 1,349,021
650,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
3 .000 07/01/31 614,315
385,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 335,607
4,545,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 4,426,220
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/39 4,522,434
1,745,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5 .250 07/01/34 1,763,399
2,885,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 2,910,782
130,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .000 10/01/26 128,756
425,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .125 10/01/30 412,034
11,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 10,831,510
1,085,000 (c) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 919,907
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/45 1,087,044
535,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/34 535,068
660,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/39 633,771

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 6,995,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000% 07/01/30 $ 4,896,500
595,000 (f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4 .375 07/01/26 416,500
600,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .125 07/01/30 420,000
1,870,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .500 07/01/40 1,309,000
300,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/29 301,647
425,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/34 425,475
575,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/39 547,503
1,685,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Leading Edge Academy
Maricopa Charter School Project, Series 2013, (Pre-refunded
12/01/25)
7 .750 12/01/43 1,714,473
630,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 641,853
1,690,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 1,652,778
2,345,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/35 2,293,352
230,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4 .125 07/01/29 223,250
5,185,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5 .000 07/01/31 5,201,052
100,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 104,272
384,000 (c) Show Low Bluff Community Facilities District, Show Low,
Arizona, Special Assessment Bonds, Area One, Series 2007
5 .600 07/01/31 381,312
1,250,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/34 1,286,976
285,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7 .250 07/01/32 263,646
1,155,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5 .500 10/01/27 1,070,327
10,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 7,440
TOTAL ARIZONA 136,981,591

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.4%
$ 7,110,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450% 09/01/52 $ 7,126,645
17,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 17,654,685
415,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8 .500 07/01/28 419,855
TOTAL ARKANSAS 25,201,185
CALIFORNIA - 6.6%
7,215,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/31 7,245,224
7,565,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 7,601,492
1,000,000 (c),(d) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Tender Option Bond Trust
2016-XG0019, Formerly Tender Option Bond Trust 4740, (IF)
5 .125 04/01/36 972,028
6,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2021A,
(Mandatory Put 12/01/27)
4 .000 10/01/52 6,018,562
9,455,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 9,912,634
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 5,301,080
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 5,162,259
50,000,000 (d),(e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green SIFMA Index Rate Series
2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%),
(UB)
5 .258 05/01/53 50,191,340
5,000,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4 .000 08/01/50 3,737,024
14,700,000 (c) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 11,912,208
250,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/36 231,179
630,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/51 496,914
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4 .000 08/15/34 222,449
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 962,716
8,750,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 8,911,873
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 13,299
30,450,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 28,872,778
110,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
4 .500 10/01/25 109,940
270,000 (c) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4 .500 06/01/28 268,805
395,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos ProjectPinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/26 394,351

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 900,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project,
Series 2018A
5 .000% 06/01/28 $ 912,118
170,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4 .000 06/15/26 168,397
1,900,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/46 1,689,642
170,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
4 .375 07/01/25 170,000
515,000 (c) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
3 .875 07/01/28 497,363
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 844,006
220,000 (c) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/41 200,664
22,836,675 (c) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4 .000 07/01/57 21,322,019
1,250,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .000 11/01/35 1,276,220
350,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 351,130
175,000 (c) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/36 178,391
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 4,887,190
350,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015
5 .000 11/01/27 350,174
1,425,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/28 1,442,295
2,595,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/29 2,632,675
1,990,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 2,010,744
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,012,612
1,000,000 (c) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 966,358
14,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 14,634,299
135,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
4 .500 09/01/35 134,185
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/40 500,890
635,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/45 617,784
2,575,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-3, (AMT)
4 .300 07/01/40 2,575,652
1,150,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4 .250 07/01/30 1,090,271
285,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5 .250 06/15/27 287,333
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .700 06/01/34 1,023,756

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,500,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875% 06/01/39 $ 5,357,594
860,000 (c) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .000 07/01/35 888,707
1,375,000 (c) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .250 07/01/40 1,410,880
1,515,000 (c) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
4 .500 06/01/29 1,512,660
2,755,000 (c) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
5 .000 06/01/42 2,532,530
850,000 (c) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4 .250 03/01/28 848,513
265,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5 .000 06/01/26 262,350
1,935,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
5 .500 06/15/39 1,828,798
200,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/29 201,323
750,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/39 724,863
2,080,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,085,144
405,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7 .500 06/15/29 418,065
10,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6,
Series 2020A
5 .000 08/01/42 9,717
205,000 (c) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/26 205,945
385,000 (c),(f) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .000 06/01/26 231,000
1,000,000 (c),(f) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .500 06/01/31 600,000
230,000 (c),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5 .500 07/01/27 237,026
125,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5 .500 07/01/27 125,934
620,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .000 08/01/33 633,146
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .250 08/01/38 504,139
190,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/26 190,066
490,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4 .500 06/01/27 490,965
975,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .000 06/01/34 978,129

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 305,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000% 06/01/30 $ 308,811
6,865,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/61 4,707,728
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/31 226,638
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/41 78,460
2,165,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
5 .500 06/01/43 2,101,533
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds  iLead Lancaster Project, Series 2021A
4 .000 06/01/31 239,283
435,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds  iLead Lancaster Project, Series 2021A
5 .000 06/01/41 397,472
1,465,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .000 03/01/37 1,260,263
700,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6 .000 04/15/35 714,875
205,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/29 206,817
8,100,000 California State University, Systemwide Revenue Bonds, Series
2016A
5 .000 11/01/45 8,120,141
145,000 (c) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/32 147,107
2,750,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,678,082
4,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 4,429,396
1,100,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,067,572
13,765,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 13,017,721
3,830,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 3,676,241
705,000 (c) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus
Community Development - Hooper Street LLC Project, Series
2019
5 .000 07/01/29 716,030
7,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/45 7,678,773
155,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
4 .375 09/01/25 155,097
1,005,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/25 1,007,945
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/26 1,048,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 405,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4 .000% 09/02/28 $ 408,396
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/38 2,194,536
315,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 315,299
2,060,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4 .000 10/01/46 1,566,519
1,175,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Renaissance at City Center,
Series 2020A
5 .000 07/01/51 1,064,428
2,500,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,688,100
740,000 (g) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5 .000 06/01/35 790,668
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 4,499,989
89,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 14,692,396
340,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
4 .000 09/02/25 340,011
85,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .200 09/01/25 84,955
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .350 09/01/26 105,135
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .400 09/01/27 125,386
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .500 09/01/28 145,837
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .100 09/01/33 1,137,496
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .200 09/01/25 54,970
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .350 09/01/26 65,083
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .400 09/01/27 80,247
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .500 09/01/28 95,577
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .100 09/01/33 705,857
110,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .200 09/01/25 109,941

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .350% 09/01/26 $ 130,167
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .400 09/01/27 155,478
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .500 09/01/28 181,093
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .100 09/01/33 1,411,714
25,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .450 09/01/25 24,988
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .600 09/01/26 30,052
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .650 09/01/27 35,136
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .750 09/01/28 45,311
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .350 09/01/33 341,465
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .850 09/01/49 1,827,399
40,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .200 09/01/25 39,978
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .350 09/01/26 45,058
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .400 09/01/27 55,170
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .500 09/01/28 65,375
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .100 09/01/33 502,733
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 116,142
6,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT)
5 .250 05/15/48 6,032,736
1,005,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2016B
5 .000 07/01/38 1,006,312
7,370,000 (e) Modesto Irrigation District Financing Authority, California,
Domestic Water Project Revenue Bonds, Index Rate Series
2007 - NPFG Insured (TSFR3M*0.67% + 0.630%)
3 .706 09/01/37 7,040,963
690,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/26 691,845
755,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/28 756,674
100,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021
3 .000 09/01/31 95,711
110,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021
4 .000 09/01/41 100,291

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5 .000% 09/01/25 $ 500,627
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5 .000 09/01/26 525,800
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5 .000 09/01/26 102,410
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4 .000 09/01/41 627,271
750,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5 .000 09/01/25 751,601
375,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4 .000 09/01/26 378,003
30,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 29,685,591
230,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/27 239,487
400,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/32 428,425
385,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/37 397,892
1,100,000 (c) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4 .000 09/01/32 1,093,527
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5 .000 09/01/30 30,436
100,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 102,865
375,000 Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021
4 .000 09/01/36 365,409
65,000 West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-KDN,
Refunding Series 2015
5 .000 09/01/25 65,165
TOTAL CALIFORNIA 372,873,003
COLORADO - 7.9%
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,210,196
1,750,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 1,717,337
2,011,854 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 1,763,474
3,632,084 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4 .000 12/01/40 3,176,637
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,920,176
215,000 (g) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5 .875 10/01/26 219,009
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,395,417
678,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 666,996
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 2,530,062

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 635,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000% 12/01/51 $ 520,651
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .250 12/01/31 491,399
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .500 12/01/41 1,311,604
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,133,449
4,380,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 3,854,785
20,625,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 16,004,854
6,151,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 5,181,167
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 8,972,957
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 4,985,025
180,000 Cathedral Pines Metropolitan District, El Paso County,
Colorado, General Obligation Bonds, Refunding Series 2016
4 .000 12/01/26 180,128
854,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4 .000 12/01/31 744,838
1,125,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
4 .625 10/01/27 1,108,607
130,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4 .125 07/01/26 129,873
845,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .000 03/15/32 843,712
1,935,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .125 03/15/42 1,828,531
45,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Taxable
Series 2022B
5 .250 03/15/26 44,733
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 608,172
9,250,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 9,331,859
2,000,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 2,038,428
6,000,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,014,395
1,660,000 (c) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/40 1,531,919

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,210,000 (c) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000% 12/01/50 $ 1,920,673
1,525,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/29 1,549,209
2,270,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/39 2,199,143
3,520,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 3,051,336
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,879,834
375,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5 .000 02/01/27 333,750
280,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .000 12/01/25 265,005
750,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 577,811
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000 05/15/40 999,971
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 500,913
363,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2016
4 .625 12/01/31 349,145
268,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .500 12/01/26 268,454
10,835,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 6,705,965
2,286,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 2,292,939
1,540,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,493,828
440,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 426,808
457,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3 .250 12/01/29 429,657
482,000 (c) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
3 .750 12/01/29 464,329
1,700,000 (c) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/41 1,624,467
20,950,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 20,414,179
305,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 310,401
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 997,734
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,575,237

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,900,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250% 12/01/32 $ 7,887,452
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 3,905,960
1,990,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 1,498,997
1,540,000 (c) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 1,422,891
3,035,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .000 12/01/31 2,766,255
3,075,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 2,467,357
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .250 12/01/32 1,181,270
4,195,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,090,075
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
4 .000 12/01/31 1,187,667
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 492,961
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6 .250 12/01/47 4,922,643
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9 .000 12/15/47 1,086,288
530,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 536,554
330,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 292,959
1,760,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .000 12/01/29 1,755,042
2,830,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .125 12/01/34 2,745,012
6,290,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 5,842,063
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 1,843,111
3,885,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6 .500 11/01/32 4,135,106
14,550,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 14,993,194
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 727,648
3,250,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 2,960,411
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 939,285

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .500% 12/01/42 $ 1,103,414
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4 .500 12/01/41 813,771
427,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .000 12/01/26 426,048
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 1,972,135
3,690,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 3,346,125
6,160,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,212,467
885,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .125 12/01/35 912,539
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,023,708
2,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 1,768,842
2,900,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 2,352,681
3,950,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,620,358
15,869,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 15,028,110
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 515,319
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Convertible to
Unlimited Tax Series 2021A
3 .750 12/01/41 434,399
370,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 387,418
8,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 9,413,147
14,815,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 12,878,651
2,730,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 2,376,218
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .250 12/01/28 197,358
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .375 12/01/30 326,369
4,650,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 2,760,604
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 3,093,620
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,284,118
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,452,694
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .375 12/01/42 13,982,967
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 6,097,706

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .250% 12/01/31 $ 1,035,073
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 526,337
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3 .500 12/01/27 196,704
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5 .800 12/01/32 2,089,913
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .500 12/01/42 8,832,736
1,320,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 1,322,983
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 3,052,048
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 1,828,734
1,345,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .250 12/01/32 1,355,233
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .500 12/01/42 5,033,124
825,000 (c) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .500 12/01/42 651,539
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 2,269,154
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 15,709,131
1,295,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .500 12/01/41 1,113,119
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 9,700,837
3,630,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 3,448,357
3,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 3,227,253
1,030,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/36 971,265
2,465,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 2,223,669
12,625,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 10,646,737
9,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 9,195,339
1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,204,996
2,850,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,624,827
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,102,446
1,000,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 828,031
3,750,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 2,396,603

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,600,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000% 12/01/31 $ 1,530,446
14,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 12,438,555
25,150,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 20,278,719
16,500,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 12,833,474
1,510,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 1,420,478
TOTAL COLORADO 446,640,025
CONNECTICUT - 0.7%
12,160,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7 .950 04/01/26 12,162,433
1,450,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 1,324,037
11,750,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 8,757,061
765,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/30 762,362
1,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
5 .500 10/01/35 1,022,280
2,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .000 10/01/40 2,033,997
11,325,000 Stamford Housing Authority, Revenue Bonds, Connecticut,
Mozaic Concierge Living Project, Entrance Fee Prin
Redemption Series 2025D
4 .250 10/01/30 11,404,205
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/31 601,908
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/41 1,574,605
750,000 (c) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5 .625 04/01/44 763,645
TOTAL CONNECTICUT 40,406,533
DELAWARE - 0.1%
1,370,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 1,347,385
180,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/52 132,744
185,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/57 132,465
125,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3 .250 06/01/26 123,261
2,000,000 (c) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .700 09/01/44 1,940,915
TOTAL DELAWARE 3,676,770
DISTRICT OF COLUMBIA - 0.5%
650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .000 06/01/34 658,807
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .625 06/01/44 601,206
10,000,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Series 2015B
5 .250 10/01/44 10,016,690

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 1,350,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000% 07/01/32 $ 1,369,288
1,550,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 1,554,578
1,250,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,197,157
680,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5 .000 07/01/32 698,740
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5 .000 07/01/42 1,454,493
11,450,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2015B, (AMT)
5 .000 10/01/33 11,502,329
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/36 1,014,142
TOTAL DISTRICT OF COLUMBIA 30,067,430
FLORIDA - 15.4%
65,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
5 .500 11/01/25 65,250
85,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
4 .500 06/15/27 85,742
705,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4 .750 11/01/29 715,802
770,000 (c) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4 .750 11/01/29 785,417
320,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5 .500 11/01/30 324,681
240,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .000 05/01/31 243,181
1,000,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .600 05/01/44 984,261
625,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4 .400 05/01/31 630,535
1,005,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .150 05/01/44 971,188
420,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .625 05/01/28 425,454
350,000 (c) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4 .500 11/01/28 353,992
70,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2017
5 .000 05/01/28 71,455
210,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
5 .375 05/01/28 215,849
30,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
2 .375 05/01/26 29,613
250,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .000 05/01/32 233,188
740,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .375 05/01/41 590,788
205,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area
1 Project, Series 2019
3 .700 11/01/29 203,786
200,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4 .700 05/01/32 205,684
515,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5 .500 05/01/42 523,680

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 245,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
2 .600% 05/01/26 $ 242,132
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .200 05/01/31 1,290,686
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .750 05/01/41 844,037
310,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4 .900 05/01/29 317,543
525,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3 .800 05/01/32 516,001
165,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4 .300 05/01/42 147,402
210,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .000 05/01/27 206,726
915,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .300 05/01/32 866,520
985,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
2 .750 05/01/31 908,230
4,460,000 (c) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series
2021B
5 .000 05/01/41 4,365,219
40,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2 .450 11/01/26 39,205
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .100 11/01/31 163,315
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .400 11/01/41 397,418
180,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4 .500 11/01/28 182,397
130,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2 .375 05/01/26 128,094
1,250,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4 .300 05/01/31 1,250,653
770,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .000 05/01/44 731,458
200,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4 .500 11/01/29 203,381
170,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4 .500 11/01/29 172,828
375,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4 .750 11/01/26 376,155
355,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .000 11/01/28 356,210

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 710,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .250% 11/01/27 $ 699,229
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .625 11/01/32 1,222,057
6,925,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .000 11/01/42 5,875,355
155,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
4 .500 11/01/25 155,148
200,000 (c) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2021
3 .000 05/01/31 189,449
140,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
2 .750 11/01/25 139,185
2,500,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 2,412,677
115,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3 .625 09/01/26 114,610
595,000 (c) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
4 .750 11/01/29 605,319
260,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .000 11/01/27 268,581
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3 .750 11/01/31 477,506
340,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4 .750 11/01/27 346,633
60,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
2 .500 12/15/25 59,573
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3 .125 12/15/30 193,442
105,000 Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
2 .625 05/01/26 103,767
300,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .450 05/01/31 300,829
620,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .200 05/01/44 587,380
110,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4 .800 06/15/27 111,692
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .000 05/01/31 426,027
1,165,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .500 05/01/41 941,254
930,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4 .500 05/01/33 944,797
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5 .125 05/01/43 1,755,240
1,100,000 Botaniko Community Development District, Weston, Florida,
Special Assessment Bonds, Series 2020
3 .625 05/01/40 920,857
1,685,000 (c) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 1,656,793
170,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .125 05/01/27 167,721
500,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .500 05/01/32 477,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 105,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .375% 05/01/26 $ 103,494
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .850 05/01/31 346,773
975,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
3 .150 05/01/41 752,390
380,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
4 .550 05/01/31 382,875
700,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
5 .350 05/01/44 679,974
135,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .375 05/01/27 135,728
350,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .750 05/01/32 356,927
515,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/28 520,791
5,355,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
4 .100 10/01/37 5,198,550
2,565,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/40 2,563,543
4,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/45 3,980,343
215,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4 .750 05/01/27 216,305
420,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .250 05/01/32 430,441
1,000,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .625 05/01/42 1,000,994
870,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .600 05/01/44 842,690
175,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .750 11/01/28 177,788
330,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4 .300 05/01/31 330,068
725,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5 .000 05/01/44 686,256
300,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
4 .000 12/15/25 299,005
355,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/26 357,204
330,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/27 331,891
350,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/28 351,656
365,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/29 366,450
510,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/30 511,647
445,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3 .000 07/01/31 411,358

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 165,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000% 07/01/41 $ 138,414
500,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2 .500 07/01/31 449,161
750,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4 .000 07/01/41 631,278
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3 .000 12/15/29 237,732
1,285,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/39 1,197,268
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3 .250 06/01/31 213,463
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5 .000 06/01/41 213,140
1,050,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 989,976
740,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5 .900 08/15/28 755,571
515,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 523,453
695,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4 .750 07/01/27 698,668
435,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4 .000 10/15/29 431,697
365,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4 .000 10/15/29 361,946
620,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .000 08/01/27 607,159
490,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 465,815
3,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,801,156
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,837,223
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5 .125 06/15/33 2,050,654
3,600,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .000 06/15/43 3,658,691
500,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .125 11/01/29 507,149
810,000 (c) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .300 05/01/44 781,237
245,000 (c) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
4 .300 05/01/32 243,993
365,000 (c) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 346,562
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2 .250 05/01/26 73,933
2,935,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 2,348,000
2,625,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 2,100,000
1,115,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 892,000
3,810,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 3,048,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .375% 05/01/26 $ 360,000
1,090,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
3 .000 05/01/31 872,000
200,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .125 12/15/27 201,113
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .500 12/15/32 502,859
230,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/26 227,392
250,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/29 238,112
255,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/42 192,988
610,000 Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1
3 .250 05/01/31 585,676
410,000 (c) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
4 .500 05/01/31 411,527
1,340,000 (c) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
5 .200 05/01/44 1,278,453
25,000 (c) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
2 .500 05/01/26 24,667
560,000 (c) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
3 .375 05/01/41 448,121
265,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
4 .625 05/01/31 268,310
750,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
5 .500 05/01/44 738,106
7,500,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 6,962,375
245,000 (c) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4 .000 06/15/29 245,535
3,512,218 (c),(f) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
7 .000 08/15/24 351
315,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4 .100 12/01/27 312,110
1,360,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/37 1,315,982
2,205,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/47 1,968,078
275,000 (c) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4 .450 05/01/31 276,810
290,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .250 06/15/30 290,764
225,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .650 06/15/35 223,455

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 370,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5 .450% 06/15/45 $ 354,538
270,000 (c) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
4 .000 11/01/29 270,000
165,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3 .125 05/01/30 160,171
405,000 (c) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .625 11/01/31 410,875
1,165,000 (c) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .500 11/01/44 1,164,941
575,000 (c) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
4 .500 11/01/28 579,621
275,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4 .625 11/01/27 277,975
275,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
3 .875 05/01/27 274,928
720,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .250 05/01/32 720,632
1,780,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .625 05/01/42 1,648,587
795,000 (c) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4 .750 11/01/29 810,696
210,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .400 05/01/27 209,300
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .750 05/01/32 995,230
275,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4 .500 05/01/30 278,584
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .125 05/01/43 984,808
315,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .750 05/01/31 317,169
1,055,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .350 05/01/44 1,020,052
835,000 (c) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .625 05/01/31 844,632
1,020,000 (c) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/44 1,006,152
45,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2 .250 05/01/26 44,385
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3 .050 05/01/41 688,042
390,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .650 05/01/31 391,444
1,000,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .400 05/01/44 958,088
1,850,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .000 05/01/31 1,856,836

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,790,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .500% 05/01/44 $ 6,393,086
1,145,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 1,000,655
1,290,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3 .500 05/01/30 1,245,736
360,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4 .000 05/01/40 318,266
1,025,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
4 .125 05/01/29 1,033,596
170,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/28 170,885
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/33 432,739
295,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2020
3 .250 05/01/30 282,312
495,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2020
4 .000 05/01/40 435,732
955,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2019
3 .750 11/01/31 926,340
1,670,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2019
4 .000 11/01/39 1,496,611
255,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .375 05/01/30 257,735
1,000,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/43 987,768
375,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
4 .125 05/01/30 379,131
260,000 (c) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .375 05/01/30 261,980
200,000 (c) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .750 05/01/35 201,991
180,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .250 05/01/30 181,611
250,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .650 05/01/35 252,994
415,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .450 05/01/45 408,113
505,000 (c) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4 .850 05/01/29 515,612
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5 .000 05/01/32 2,627,012
75,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .300 05/01/27 75,456
175,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .500 05/01/32 179,349
575,000 (c) Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020
3 .625 05/01/31 553,612
20,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2 .500 05/01/26 19,738

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 155,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .000% 05/01/31 $ 145,283
405,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .300 05/01/41 318,987
290,000 (c) East Bonita Beach Road Community Development District,
Bonita Springs, Florida, Special Assessment Bonds, Area 1
Series 2018
4 .375 11/01/29 294,328
280,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .125 11/01/29 281,246
400,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4 .600 05/01/29 406,382
165,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2 .400 05/01/26 162,614
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .000 05/01/31 447,546
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .500 05/01/41 1,018,528
325,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4 .375 06/15/31 326,911
750,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .100 06/15/44 724,626
110,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
2 .500 05/01/26 108,658
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .100 05/01/31 758,717
2,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .600 05/01/41 1,673,215
820,000 (i) Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
5 .125 05/01/35 823,441
925,000 (i) Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .100 05/01/45 929,212
1,095,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .500 05/01/31 1,093,102
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 939,902
100,000 (c) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2 .125 05/01/26 98,451
350,000 Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021
3 .000 05/01/31 327,713
125,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
2 .450 11/01/26 122,498
580,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
3 .100 11/01/31 540,357
200,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .500 05/01/31 201,187
500,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .300 05/01/44 479,440
345,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/28 350,155
240,000 (c) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .000 05/01/30 244,819

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,500,000 Escambia County, Florida, Environmental Improvement
Revenue Bonds, International Paper Company Projects,
Refunding Series 2019B, (Mandatory Put 10/01/31)
3 .450% 11/01/33 $ 1,477,281
65,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3 .625 11/01/30 62,795
295,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6 .375 11/01/26 295,640
500,000 (c) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .250 11/01/29 503,422
500,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4 .450 06/15/31 502,031
925,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .200 06/15/44 888,687
350,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .000 05/01/40 308,759
130,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 130,703
50,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
5 .000 06/15/28 50,241
930,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 947,520
1,505,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/31 1,509,576
1,245,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,114,150
785,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 655,629
805,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/56 655,756
330,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .000 07/01/27 331,465
1,640,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 1,653,248
600,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2022B
5 .250 01/15/28 592,615
6,405,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 6,146,923
625,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/36 523,659
765,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/41 574,007
1,855,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/46 1,291,329
1,350,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .000 07/01/32 1,304,582
3,135,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .375 07/01/42 2,789,291

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Parrish Charter Academy Inc Series
2023A, (Mandatory Put 6/15/28)
6 .250% 04/23/58 $ 2,959,485
4,835,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .125 06/15/46 4,834,643
1,420,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
5 .750 06/15/29 1,421,072
1,510,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 1,511,110
470,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
4 .000 09/15/30 450,299
435,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
5 .125 06/15/26 436,144
700,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 658,457
11,700,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 11,663,276
2,300,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,323,011
51,290,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 51,033,550
6,140,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 5,988,178
7,740,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 7,453,786
2,160,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 2,046,639
39,520,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 36,021,496
81,860,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 84,137,771
2,200,000 (c) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 2,196,250
225,000 (c) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5 .000 06/01/35 226,239
1,305,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,237,102
1,540,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,504,843
3,335,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5 .000 06/01/57 3,240,141
230,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4 .500 05/01/31 231,806

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 375,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
4 .350% 11/01/27 $ 377,517
750,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/34 787,987
1,100,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/44 1,065,105
85,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2015
4 .250 11/01/25 85,040
330,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .500 12/15/27 333,109
190,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .150 05/01/30 190,600
225,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .375 05/01/35 222,273
540,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .200 05/01/45 516,227
350,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
4 .625 05/01/30 354,460
625,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .000 05/01/36 630,285
1,365,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .750 05/01/45 1,355,497
685,000 (c) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
4 .300 05/01/32 682,185
1,500,000 (c) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .300 05/01/45 1,419,129
65,000 Glen St Johns Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2006
5 .250 05/01/38 65,030
600,000 (c) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
4 .375 05/01/32 602,529
1,000,000 (c) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .400 05/01/45 962,389
120,000 (c) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .400 05/01/26 118,052
665,000 (c) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .950 05/01/31 605,783
185,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .250 05/01/26 185,556
610,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
5 .875 05/01/28 610,945
85,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
2 .625 11/01/26 82,974
220,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .200 11/01/31 204,089
560,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .500 11/01/41 446,439
545,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 11/01/29 547,304

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 12,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000% 10/01/47 $ 12,420,339
4,170,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/35 4,171,914
1,450,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
4 .000 10/01/40 1,360,674
425,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 434,209
70,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4 .000 11/01/27 70,195
150,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4 .875 05/01/30 152,630
750,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .625 05/01/43 755,048
300,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .000 05/01/31 303,402
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .850 05/01/44 983,447
45,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
2 .375 05/01/26 44,376
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .000 05/01/31 191,947
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .375 05/01/41 416,442
195,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .200 05/01/27 195,528
470,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .400 05/01/32 476,437
345,000 (c) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4 .750 05/01/29 351,951
300,000 (c) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
4 .600 05/01/32 302,080
625,000 (c) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .450 05/01/45 604,452
485,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3 .500 11/01/30 467,253
150,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3 .625 11/01/30 145,397
565,000 (c) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
4 .600 05/01/31 567,456
1,000,000 (c) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .200 05/01/44 946,481
500,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
4 .500 01/01/28 504,693
695,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1 - AGM Insured
5 .000 05/01/27 719,388

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 575,000 (c) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .500% 05/01/31 $ 575,850
1,310,000 (c) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .150 05/01/44 1,243,728
445,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
4 .500 11/01/29 451,173
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3 .875 11/01/31 239,861
210,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .250 05/01/31 198,171
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .625 05/01/40 351,600
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3 .625 05/01/40 125,571
540,000 (c) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4 .125 11/01/29 542,906
235,000 (c) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
4 .700 05/01/31 237,366
815,000 (c) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .500 05/01/44 796,531
200,000 (c) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4 .750 06/15/29 203,900
2,200,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4 .250 05/01/31 2,199,927
835,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .375 05/01/31 835,039
1,500,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,383,370
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 1,501,216
220,000 (c) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
4 .250 11/01/29 221,506
260,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 12/15/28 263,973
1,500,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 12/15/43 1,532,422
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4 .125 05/01/35 2,458,856
130,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
4 .375 11/01/25 129,998
170,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4 .000 11/01/27 169,860
195,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5 .125 11/01/30 198,792

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 665,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .000% 11/01/43 $ 675,047
65,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2 .200 05/01/26 64,096
80,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .000 05/01/26 80,045
195,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4 .000 05/01/27 195,506
40,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2 .500 06/15/26 39,545
315,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
4 .500 05/01/30 317,449
500,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .000 05/01/36 503,538
875,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .750 05/01/45 867,891
215,000 (c) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
4 .250 06/15/31 217,310
700,000 (c) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
5 .200 06/15/44 695,245
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .500 08/15/40 2,903,590
425,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/29 427,951
550,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/39 522,544
130,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4 .500 05/01/27 130,266
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .000 05/01/32 303,004
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .500 05/01/42 731,918
615,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4 .750 05/01/31 621,793
870,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .650 05/01/44 850,509
345,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4 .600 05/01/28 349,444
285,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/30 291,568
995,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .000 05/01/43 1,017,709
120,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .250 05/01/29 120,749
35,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2 .625 05/01/26 34,563
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .200 05/01/31 113,647
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .625 05/01/41 266,286
215,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4 .300 05/01/27 216,787
200,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3 .875 05/01/29 200,684

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 45,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .300% 05/01/26 $ 44,378
205,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .700 05/01/31 189,199
455,000 (c) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4 .125 11/01/28 457,478
1,240,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
4 .400 05/01/31 1,244,608
2,225,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 2,130,996
1,590,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 1,590,653
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 4,968,236
4,420,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 4,366,553
325,000 (c) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .000 12/01/27 268,330
210,000 (c) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 164,842
35,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .400 05/01/26 34,522
300,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
4 .800 05/01/31 301,112
1,085,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .375 05/01/44 1,029,275
340,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
4 .375 05/01/31 339,150
750,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5 .200 05/01/44 704,752
500,000 (c) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
4 .550 05/01/32 501,829
390,000 (c) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 374,497
100,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
2 .500 05/01/26 98,619
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3 .125 05/01/31 658,175
2,000,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3 .450 05/01/41 1,601,569
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021B
3 .250 05/01/31 1,379,204

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 130,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
4 .850% 05/01/31 $ 131,472
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
5 .700 05/01/44 317,747
435,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
4 .875 05/01/31 439,588
1,245,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
5 .750 05/01/44 1,224,236
300,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
4 .750 05/01/31 301,398
1,130,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .375 05/01/44 1,069,494
340,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .000 05/01/29 340,971
2,015,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
3 .875 05/01/30 1,972,493
3,570,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 3,208,057
710,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
4 .650 05/01/32 714,923
750,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .550 05/01/45 721,279
435,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4 .500 05/01/31 435,781
1,355,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .200 05/01/44 1,280,709
310,000 (c) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .100 05/01/31 314,206
975,000 (c) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .700 05/01/44 960,865
625,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
4 .250 05/01/29 630,314
5,020,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/44 5,020,818
480,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
4 .250 06/01/30 461,593
710,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .250 07/01/27 713,096
600,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/25 600,000
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/28 989,329

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000% 07/01/29 $ 982,615
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/30 1,284,355
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 669,566
12,835,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
6 .494 07/01/33 12,870,518
12,830,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
6 .494 07/01/34 12,829,944
7,400,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022A
6 .000 11/01/52 7,362,080
13,600,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022B
5 .000 11/01/26 13,672,979
13,015,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5 .780 06/01/27 13,070,214
150,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5 .000 09/15/25 149,923
1,250,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,238,376
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/32 1,018,037
31,115,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 31,142,325
4,735,000 (c) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 4,577,384
850,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021
5 .000 10/01/34 930,390
250,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .200 05/01/27 253,990
1,060,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .450 05/01/32 1,127,852
2,555,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .850 05/01/37 2,691,890
3,445,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .100 05/01/42 3,592,002
2,470,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 2,388,529
2,110,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5 .000 05/01/34 2,125,768
170,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2 .500 05/01/26 167,693
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3 .125 05/01/31 703,809
455,000 (c) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4 .625 11/01/29 461,624
2,090,000 (c) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .300 05/01/44 1,964,880
55,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .625 05/01/26 54,319

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
3 .125% 05/01/31 $ 300,880
125,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
2 .625 05/01/26 123,451
295,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .250 05/01/31 279,259
600,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .550 05/01/41 489,073
245,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .625 05/01/31 247,117
855,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .450 05/01/44 833,617
570,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
4 .875 05/01/31 575,835
645,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 632,806
305,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
4 .750 11/01/29 309,862
620,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .000 05/01/30 620,274
150,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
2 .450 11/01/26 146,979
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .000 11/01/31 465,452
1,585,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .375 11/01/41 1,267,475
490,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2020
3 .125 05/01/30 470,002
90,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
4 .750 05/01/27 90,759
210,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .250 05/01/32 216,059
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/32 1,426,354
540,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
4 .650 08/01/25 540,145
1,100,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4 .875 08/01/29 1,119,533
475,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .300 08/01/26 465,714
1,310,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .875 08/01/31 1,195,909
80,000 Oaks Shady Creek Community Development District, Florida,
Special Assessment Bonds, Series 2015
4 .250 11/01/25 80,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 285,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
3 .000% 06/15/30 $ 274,458
3,525,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/36 3,545,287
25,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .375 05/01/26 24,641
175,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .875 05/01/31 162,137
370,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3 .300 05/01/41 290,405
380,000 (c) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
4 .450 05/01/31 384,456
610,000 (c) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
5 .200 05/01/44 586,787
305,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
4 .375 06/15/32 307,649
745,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .350 06/15/45 733,660
150,000 Palm Beach County Health Facilities Authority, Florida, Revenue
Bonds, Toby & Leon Cooperman Sinai Residences of Boca
Raton, Refunding Series 2022
4 .000 06/01/26 150,094
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .000 06/01/44 962,395
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Taxable
Series 2024B
8 .500 06/01/33 447,406
1,650,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/35 1,794,449
5,300,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/45 5,344,212
690,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/29 697,919
400,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4 .000 05/01/27 400,983
120,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .400 11/01/26 116,779
650,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .875 11/01/31 589,796
1,285,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .150 11/01/41 973,626
415,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
4 .950 05/01/31 417,981
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .500 05/01/44 679,420
335,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .375 05/01/30 317,343
685,000 Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A
4 .750 05/01/30 698,383
230,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
4 .000 05/01/30 230,039
940,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 903,633

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 520,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
4 .625% 05/01/30 $ 525,683
1,155,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
5 .375 05/01/43 1,133,916
1,020,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .500 05/01/44 988,873
1,180,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4 .250 05/01/31 1,180,617
3,255,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5 .125 05/01/44 3,062,869
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .125 05/01/31 317,308
1,000,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .500 05/01/41 814,483
315,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
4 .875 05/01/31 319,727
690,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
5 .800 05/01/44 693,391
85,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
4 .750 05/01/31 86,304
250,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
5 .625 05/01/44 249,345
670,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .350 05/01/31 670,778
1,325,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .050 05/01/44 1,247,069
375,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4 .250 06/15/30 378,119
1,475,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .125 06/15/43 1,457,448
445,000 (c) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
4 .500 05/01/32 446,468
710,000 (c) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
5 .600 05/01/45 682,919
85,000 (c) Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021
2 .375 12/15/26 83,523
225,000 Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi
Patel 2017 Foundation for Global Understanding, Inc., Project,
Series 2019
5 .000 07/01/39 218,299
490,000 (c) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
4 .200 05/01/31 487,146
980,000 (c) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5 .000 05/01/44 911,276
155,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .375 05/01/30 158,439

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 55,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2 .500% 05/01/26 $ 54,436
205,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .150 12/15/30 211,464
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .875 12/15/43 715,434
130,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 131,915
620,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 616,580
300,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .250 06/15/30 302,068
370,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .550 06/15/35 369,493
90,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
4 .250 11/01/25 90,013
325,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4 .250 05/01/31 326,416
700,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .200 05/01/44 678,138
80,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .400 05/01/26 78,959
70,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .850 05/01/31 65,039
195,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
3 .150 05/01/41 155,706
530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
4 .375 11/01/28 533,960
715,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 4 Project, Series 2017
4 .250 11/01/28 721,517
285,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/26 283,104
290,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/27 285,881
400,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/28 391,315
425,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/29 412,191
455,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/30 434,922
440,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/31 415,909
1,305,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/36 1,145,049
425,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .000 05/01/30 424,931
50,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
2 .600 05/01/27 49,095
105,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2 .375 05/01/26 103,448
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .000 05/01/31 327,713
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .375 05/01/41 1,592,993

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 190,000 (c) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
5 .375% 05/01/30 $ 195,299
700,000 (c) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .250 05/01/43 725,544
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000 05/01/31 935,831
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000 05/01/36 848,759
895,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/31 837,568
895,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/36 758,960
285,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .375 05/01/28 287,635
100,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 98,578
300,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 280,159
940,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 762,093
60,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 59,156
300,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 280,159
780,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 628,025
95,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .125 05/01/26 95,517
285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3 .875 05/01/30 280,328
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .625 05/01/40 761,898
1,315,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .250 11/01/28 1,345,906
525,000 (c) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4 .875 11/01/28 534,308
170,000 (c) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
5 .625 05/01/29 173,611
830,000 (c) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .250 05/01/42 854,619
410,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4 .250 05/01/31 408,868
1,000,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5 .000 05/01/44 930,974
270,000 (c) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
4 .200 05/01/31 269,530
750,000 (c) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5 .000 05/01/44 704,043
750,000 (c) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5 .750 11/01/43 752,508

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 (c) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4 .250% 11/01/28 $ 352,412
995,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .375 06/15/42 996,718
450,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4 .750 05/01/31 455,561
1,300,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5 .625 05/01/44 1,284,725
110,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
4 .625 05/01/29 111,471
325,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4 .625 06/15/31 327,006
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .250 06/15/44 601,974
540,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 05/01/30 547,820
2,360,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .500 05/01/43 2,350,077
420,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5 .250 11/01/30 430,177
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 1,026,610
260,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4 .700 05/01/31 262,543
750,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5 .550 05/01/44 730,546
215,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3 .750 05/01/27 213,984
690,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4 .125 05/01/32 682,507
875,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .250 06/15/31 878,278
1,000,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .875 06/15/44 931,780
185,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 187,871
825,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 826,692
205,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
4 .125 06/15/30 206,853
825,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/43 816,523
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .000 11/15/29 5,077,506
6,700,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 6,074,131

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 680,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
4 .450% 05/01/31 $ 679,857
1,220,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .200 05/01/44 1,129,186
460,000 (c) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4 .625 11/01/29 467,090
105,000 Shingle Creek at Branson Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .500 06/15/26 103,651
260,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4 .700 05/01/31 262,786
995,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5 .550 05/01/44 978,153
180,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .000 11/01/28 183,278
45,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/27 45,527
895,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
4 .500 11/01/28 906,421
55,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
2 .500 05/01/26 54,227
325,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .100 05/01/31 305,808
1,000,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .400 05/01/41 799,171
330,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 336,365
1,085,000 (c),(i) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
4 .625 05/01/32 1,084,661
1,585,000 (c),(i) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .000 05/01/45 1,584,979
800,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4 .750 05/01/29 813,329
330,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .850 05/01/31 331,424
1,000,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .625 05/01/44 949,615
30,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2 .375 06/15/26 29,585
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 498,532
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
4 .625 05/01/29 498,573
70,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .350 05/01/26 70,199
15,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2 .400 05/01/26 14,813
275,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .250 05/01/29 266,563

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .600% 05/01/34 $ 344,551
365,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
4 .750 05/01/31 366,703
680,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .375 05/01/44 654,093
355,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/29 359,017
900,000 (c) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4 .500 11/01/28 910,665
50,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
2 .450 05/01/26 49,277
350,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .000 05/01/31 326,680
925,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .200 05/01/41 712,033
85,000 (c) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
2 .375 06/15/26 83,630
200,000 (c) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
3 .000 06/15/31 186,310
275,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .375 06/15/30 276,775
500,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .800 06/15/35 503,738
750,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
5 .700 06/15/45 753,023
110,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2 .250 11/01/26 107,571
355,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .000 11/01/32 323,793
750,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .300 11/01/41 588,693
175,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5 .000 11/01/27 176,854
1,255,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,267,723
150,000 (c) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5 .500 11/01/29 153,297
850,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2019 Assessment Area Series
2019NM
4 .000 06/15/30 859,778
450,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, Parcel K Assessment Area, Series
2017
4 .000 12/15/28 452,795

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 505,000 Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2019
3 .625% 12/15/30 $ 489,626
80,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
2 .550 06/15/27 77,833
375,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .000 06/15/32 343,346
1,000,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .250 06/15/42 767,102
20,000 (c) Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
Four Project, Series 2021
2 .375 06/15/26 19,742
440,000 Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project, Series 2015
4 .500 11/01/26 441,186
385,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .000 11/01/29 393,278
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020
3 .750 05/01/40 106,127
50,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
2 .500 05/01/26 49,322
300,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .150 05/01/31 282,903
720,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .450 05/01/41 579,231
65,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .200 05/01/26 64,122
300,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .750 05/01/31 286,941
405,000 (c) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4 .750 05/01/31 409,466
1,215,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .125 05/01/29 1,218,045
4,165,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .500 05/01/39 3,945,080
4,170,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 4,027,687
400,000 (c) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/29 406,286
220,000 (c) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
2 .350 12/15/26 215,126
800,000 (c) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
3 .000 12/15/31 741,529
130,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4 .350 05/01/28 131,429
540,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .200 05/01/28 552,879
1,755,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/30 1,717,373
1,865,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/32 1,791,648

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,525,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3 .000% 05/01/32 $ 1,419,858
5,980,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3 .250 05/01/40 4,890,154
765,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2 .800 05/01/27 753,313
1,500,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3 .200 05/01/32 1,417,681
8,440,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3 .400 05/01/40 7,017,605
305,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
4 .625 05/01/28 309,613
550,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2019A-2
3 .850 05/01/29 551,943
440,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
5 .750 11/01/27 450,913
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
3 .625 12/15/31 703,326
100,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .000 05/01/28 101,871
455,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .000 05/01/28 463,539
310,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4 .000 05/01/30 309,949
500,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .000 05/01/31 497,841
80,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .000 11/01/28 81,210
420,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .000 10/01/27 420,720
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,334,573
35,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .300 05/01/26 34,508
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .700 05/01/31 105,743
530,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
4 .350 05/01/32 533,734
710,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5 .400 05/01/45 680,860
90,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .000 11/01/26 90,824
410,000 (c) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4 .750 11/01/29 418,677
405,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 05/01/29 407,110
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
2 .500 11/01/26 244,840
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .000 11/01/31 231,541
1,000,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .500 11/01/41 807,577

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 240,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .000% 05/01/28 $ 244,164
500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
4 .500 11/01/29 506,748
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master
Infrastructure Project, Series 2022
3 .625 05/01/32 4,303,760
215,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4 .000 05/01/28 215,705
1,210,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
5 .750 11/01/28 1,236,972
955,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .000 11/01/31 996,480
85,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4 .200 05/01/26 85,138
410,000 (c) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
4 .875 05/01/30 416,044
4,400,000 (c) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .750 05/01/43 4,436,383
260,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .625 05/01/27 261,188
600,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .875 05/01/32 611,177
1,540,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,503,020
270,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .250 05/01/28 274,760
650,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .375 05/01/33 677,851
2,280,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 05/01/43 2,334,569
425,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
4 .800 05/01/31 429,830
450,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .625 05/01/44 446,248
165,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4 .750 11/01/27 166,966
380,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .000 11/01/27 384,889
685,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
4 .500 11/01/30 693,058
190,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 184,695
12,500 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .400 05/01/26 12,325

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 125,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .950% 05/01/31 $ 116,414
115,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
3 .350 05/01/41 90,976
250,000 (c) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
4 .250 05/01/30 252,857
1,075,000 (c) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .125 05/01/43 1,061,117
500,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
4 .450 05/01/32 503,112
500,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 482,020
125,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
2 .600 05/01/26 123,577
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .125 05/01/31 648,824
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .625 05/01/41 1,258,946
200,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .000 11/01/27 205,750
900,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4 .250 01/01/30 901,426
550,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4 .500 01/01/30 550,870
55,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 54,253
30,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 29,593
290,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 271,874
150,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 140,624
620,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 508,672
365,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 299,460
245,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 248,246
370,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 374,926
475,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .250 11/01/28 478,113
375,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .250 11/01/28 377,469

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 260,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
4 .500% 11/01/28 $ 262,659
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020
3 .250 05/01/31 269,651
85,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2 .375 05/01/26 83,664
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .000 05/01/31 325,993
1,000,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .375 05/01/41 778,314
225,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5 .875 11/01/29 230,809
215,000 Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021
1 .800 05/01/26 211,465
1,480,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .375 05/01/33 1,504,432
500,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .200 05/01/39 468,750
1,250,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2018A-2
5 .500 11/01/29 1,304,199
105,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
2 .700 05/01/27 102,142
205,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .150 05/01/32 190,707
465,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .450 05/01/42 365,434
145,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .625 05/01/27 145,776
250,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .875 05/01/32 255,203
750,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .125 05/01/42 736,070
210,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4 .875 05/01/30 213,272
905,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .625 05/01/43 916,256
290,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4 .625 05/01/31 294,082
670,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .500 05/01/44 668,620
120,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
4 .500 05/01/30 121,731
465,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .375 05/01/43 466,683
170,000 (c) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .375 05/01/31 170,171

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 580,000 (c) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .200% 05/01/44 $ 548,200
1,780,000 (c) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
4 .625 11/01/29 1,807,531
115,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .000 05/01/27 116,358
205,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .375 05/01/32 213,066
1,000,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .900 05/01/42 1,025,738
240,000 (c) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
4 .250 06/15/31 239,553
875,000 (c) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
5 .000 06/15/44 827,139
400,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3 .625 11/01/29 394,874
310,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .500 06/15/30 314,789
900,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 06/15/43 903,008
50,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
2 .500 05/01/26 49,310
355,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
3 .125 05/01/31 333,089
810,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
3 .500 05/01/41 653,681
425,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .250 11/01/26 426,370
210,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .625 11/01/31 211,500
110,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
4 .250 05/01/29 110,722
465,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6 .000 05/01/43 481,822
105,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
2 .500 05/01/26 103,559
525,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
3 .125 05/01/31 491,306
495,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
4 .625 05/01/30 502,869
1,495,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .375 05/01/43 1,506,125
610,000 (c) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3 .750 05/01/29 607,555
85,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
2 .500 05/01/26 84,018

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .000% 05/01/31 $ 471,628
1,500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .250 05/01/41 1,212,574
695,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
4 .875 05/01/31 705,015
1,590,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
5 .750 05/01/44 1,575,965
305,000 (c) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .000 06/15/29 311,297
250,000 (c) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 256,063
415,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
4 .875 05/01/28 418,960
1,130,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .375 05/01/43 1,116,936
590,000 (c) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
4 .000 11/01/28 589,216
205,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4 .000 05/01/28 205,814
270,000 (c) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
4 .950 05/01/31 272,201
765,000 (c) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .625 05/01/44 741,455
420,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .370 05/01/29 425,087
60,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .400 05/01/26 59,075
410,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .950 05/01/31 378,034
945,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
3 .350 05/01/41 736,422
195,000 (c) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
4 .500 05/01/30 197,384
920,000 (c) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .375 05/01/43 915,579
180,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4 .250 11/01/29 181,227
220,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
4 .600 05/01/31 223,846
1,000,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .450 05/01/44 1,010,604
465,000 Windsor at Westside Community Development District,
Osceola County, Florida, Special Assessment Bonds, Area 2
Project, Series 2016
4 .125 11/01/27 468,580
205,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4 .375 05/01/26 205,506

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .200% 05/01/32 $ 208,041
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .700 05/01/42 408,000
225,000 (c) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
4 .350 05/01/32 224,470
600,000 (c) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .350 05/01/45 567,107
535,000 (c) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .125 05/01/35 544,285
295,000 (c) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
4 .300 05/01/32 295,113
630,000 (c) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .300 05/01/45 604,660
330,000 (c) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
4 .650 05/01/32 332,530
565,000 (c) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .550 05/01/45 547,218
560,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/29 572,599
340,000 (c) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .750 05/01/31 341,045
1,000,000 (c) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .350 05/01/44 951,435
50,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
2 .500 05/01/26 49,334
260,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .000 05/01/31 242,421
625,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .375 05/01/41 495,519
500,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4 .750 11/01/29 509,196
TOTAL FLORIDA 870,637,088
GEORGIA - 2.9%
8,475,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 8,499,909
2,950,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,969,833
2,455,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .000 01/01/25 1,276,600
9,250,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 4,810,000
2,540,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,320,800
1,670,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 868,400

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5 .700% 06/15/38 $ 495,642
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .000 06/15/43 492,550
4,050,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 4,116,727
295,000 (f) Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5 .000 03/01/27 168,150
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5 .200 12/01/53 866,911
165,000 (c) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .000 06/15/27 166,660
88,350,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 88,105,580
25,000,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67%
+ 1.700%), (UB)
5 .264 12/01/53 25,133,950
15,935,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024C, (Mandatory Put 12/01/31)
5 .000 12/01/54 16,749,318
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 3,182,616
2,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 2,474,770
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/46 142,237
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/51 360,422
TOTAL GEORGIA 162,201,075
GUAM - 0.1%
4,125,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/40 4,136,086
TOTAL GUAM 4,136,086
HAWAII - 0.3%
1,235,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,236,708
1,000,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 943,782
13,485,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6 .000 07/01/28 13,735,817
TOTAL HAWAII 15,916,307
IDAHO - 0.4%
1,990,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,855,582
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 825,232
1,265,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/30 1,270,859
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 978,696
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 835,673
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/52 1,823,601
560,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/31 531,037

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,565,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000% 05/01/41 $ 2,029,952
13,420,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6 .000 07/15/29 13,383,065
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5 .500 07/15/29 440,279
TOTAL IDAHO 23,973,976
ILLINOIS - 4.1%
550,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5 .000 12/30/27 554,644
970,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 967,833
1,010,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .000 12/01/28 975,170
3,920,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .500 12/01/33 3,556,623
453,357 (f) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/26 453,357
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .000 03/01/33 1,661,882
19,265,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/33 19,866,284
15,835,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/34 16,299,469
2,985,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/35 3,066,838
1,500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,521,476
300,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 304,984
1,370,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/34 1,390,214
1,240,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/33 1,274,066
1,535,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/34 1,572,747
1,610,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/35 1,644,027
1,270,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/36 1,294,543
10,000,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
6 .750 12/01/30 10,664,631
1,000,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 1,030,495
650,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017D
5 .000 12/01/31 655,792
20,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/26 20,228,016
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 1,005,137
7,155,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .875 12/01/47 7,427,432
3,120,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
6 .000 12/01/49 3,254,897
2,624,838 (c) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago
Neighborhood Initiative, Inc.Redevelopement Project-Whole
Foods Warehouse & Distribution Facility, Series 2016A
5 .000 03/15/34 2,625,929
3,300,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 3,251,255

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,030,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000% 01/01/52 $ 7,898,501
3,895,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2017D
5 .000 01/01/42 3,859,430
5,000,000 City of Chicago, Illinois, Chicago O'Hare International Airport,
Senior Special Facilities Revenue Bonds, TRIPs Obliated Group,
Series 2018
5 .000 07/01/48 4,801,169
1,730,908 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5 .000 11/15/34 1,663,422
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 -
BAM Insured
5 .000 07/01/28 1,447,675
1,450,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 1,270,961
4,470,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/41 3,469,885
175,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .250 12/01/25 175,135
1,815,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 1,820,610
4,670,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .000 05/15/33 4,347,276
1,910,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,384,754
750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 565,519
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015
4 .125 05/01/45 540,665
260,282 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/26 75,482
497,096 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/40 144,158
360,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 361,292
1,390,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 1,382,053
6,400,000 (f) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 4,160,000
15,520,000 (c) Illinois Finance Authority, Revenue Bonds, mHUB Chicago
Project Series 2023
5 .420 10/01/38 15,554,394
2,100,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .000 04/01/38 2,103,739
2,400,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .000 04/01/38 2,404,273
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 958,498
5,000,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Green Bond Series 2023A, (Mandatory
Put 9/03/30)
7 .250 09/01/52 5,349,096
6,500,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 7,177,911
8,750,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2015A
4 .000 02/01/33 8,750,724
105,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 99,999
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 8,003,706
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,000,123
6,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/36 6,029,073
7,470,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 7,443,685
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 316,094

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 408,107 (c) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000% 03/15/34 $ 408,504
1,215,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8 .500 01/01/32 1,221,098
320,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/25 319,216
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/26 328,642
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/27 342,844
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/28 349,757
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/29 362,956
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/30 376,506
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/31 386,849
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/32 403,549
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/33 411,061
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/34 421,614
135,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 135,017
1,650,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4 .500 03/01/34 1,524,075
605,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding
Series 2015
4 .250 03/01/29 588,709
280,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4 .250 03/01/29 272,460
756,633 (f) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 756,634
TOTAL ILLINOIS 228,716,534
INDIANA - 0.8%
745,000 (c) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .300 01/01/32 716,750
125,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 119,097
1,665,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .125 06/01/32 1,621,163
910,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5 .000 07/01/27 915,316
165,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 164,823
255,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 230,011
150,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 150,017
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,217,718
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/33 2,348,425

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500% 04/01/34 $ 1,284,051
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .000 04/01/37 2,502,684
6,915,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 6,746,427
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 10,210,853
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .000 03/01/33 2,631,263
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .500 03/01/38 4,227,530
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,500,879
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5 .000 02/15/27 1,898,287
100,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .050 04/01/26 99,404
6,375,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A
5 .000 01/01/35 6,375,374
155,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 147,475
TOTAL INDIANA 46,107,547
IOWA - 0.2%
7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/47 6,580,306
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 2,116,534
TOTAL IOWA 8,696,840
KANSAS - 0.6%
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/27 374,865
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/28 398,043
300,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 247,319
750,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .250 11/15/33 646,477
1,790,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .500 11/15/38 1,421,614
1,100,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 506,000
3,531,866 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/26 3,284,635
7,250,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 3,625,000
2,145,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 622,050
1,730,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2018I
5 .000 05/15/47 1,462,464
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5 .000 05/15/50 736,594
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .250 05/15/39 3,435,032
575,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series
2018
4 .500 06/01/40 546,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 13,925,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750% 09/01/39 $ 14,260,765
TOTAL KANSAS 31,567,319
KENTUCKY - 1.3%
395,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .000 02/01/26 397,937
5,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 5,008,773
290,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .000 11/15/25 288,752
1,850,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,850,792
1,570,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,570,136
7,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5 .000 09/01/42 7,005,327
10,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5 .250 04/01/54 10,689,714
3,235,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 3,419,904
10,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 10,575,510
6,570,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 6,544,854
19,795,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30)
5 .000 05/01/55 20,784,485
6,430,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 5,983,247
TOTAL KENTUCKY 74,119,431
LOUISIANA - 1.4%
2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6 .800 02/01/27 2,254,817
1,330,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4 .800 06/15/29 1,333,498
500,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 494,686
115,000 (c) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .375 06/01/27 112,431
250,000 (c) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .750 06/01/32 230,138
130,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .375 06/01/26 127,604
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .875 06/01/31 625,735
125,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4 .450 06/01/27 125,365
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .000 06/01/32 253,112
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .375 06/01/42 733,062
175,000 (c) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .000 06/01/33 178,320

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 250,000 (c) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .875% 06/01/45 $ 253,574
1,775,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 1,842,057
1,645,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 1,420,548
315,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 322,156
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/41 1,991,898
900,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/37 894,768
450,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/44 417,192
1,000,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5 .750 02/01/32 977,896
480,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/29 484,847
300,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 290,567
1,805,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/41 1,510,582
1,000,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 781,524
530,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/30 527,224
8,065,000 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013,
(AMT)
6 .500 07/01/36 8,066,986
600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/31 569,536
1,350,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/41 1,076,840
500,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .000 06/01/37 501,644
1,400,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,410,340
2,335,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 2,170,618
435,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .125 06/01/37 428,942
185,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 168,731
7,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 7,132,951
965,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 755,449
500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/27 425,000
1,745,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/28 1,483,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,680,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000% 07/01/29 $ 1,428,000
1,695,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/30 1,440,750
1,000,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/32 850,000
750,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/33 637,500
1,500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 1,275,000
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco
Power LLC Project, Series 2008
4 .250 12/01/38 2,916,396
4,000,000 (c),(f) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Louisiana Pellets Inc Project, Series
2015, (AMT)
7 .000 07/01/26 40
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/27 1,005,727
10,345,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 10,165,047
3,300,000 New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation Consolidated
Garage System, Series 2018A
5 .000 10/01/48 3,308,868
1,600,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,358,108
3,990,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 4,252,376
4,190,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 4,499,871
1,840,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 1,960,843
3,680,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 3,640,300
TOTAL LOUISIANA 81,112,714
MAINE - 0.3%
1,160,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 1,130,921
4,500,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 4,515,968
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 11,073,753
TOTAL MAINE 16,720,642
MARYLAND - 0.4%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 2,238,468
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,010,840
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 1,512,979
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,369,161
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/36 500,862
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/26 385,361
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/27 345,334
875,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .875 06/01/42 856,459
435,000 (c) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .000 02/15/28 435,451

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,200,000 (c),(e) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000% 07/01/48 $ 1,214,855
3,360,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 2,251,200
6,895,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 4,619,650
1,000,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/27 276,958
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/29 194,342
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/30 331,810
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/31 382,143
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 530,070
190,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .000 07/01/27 190,884
750,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5 .500 05/01/42 707,325
600,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .000 07/01/30 609,497
1,000,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 998,503
TOTAL MARYLAND 22,632,152
MASSACHUSETTS - 0.2%
2,410,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 2,296,794
2,000,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4 .750 12/01/29 2,003,371
2,100,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5 .000 12/01/29 2,103,527
2,430,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 2,431,612
TOTAL MASSACHUSETTS 8,835,304
MICHIGAN - 0.6%
410,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3 .875 11/01/29 400,803
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 85,872
150,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 148,348
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/30 1,936,136
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/31 2,030,031

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 14,265,076 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000% 06/15/26 $ 14,978,330
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5 .000 07/01/36 5,009
825,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/46 827,652
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
4 .000 05/01/31 993,696
570,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4 .000 02/01/29 566,849
870,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3 .500 09/01/30 824,966
1,450,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4 .250 12/01/39 1,180,062
1,290,000 (c) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 1,027,346
6,600,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 6,455,269
500,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 468,814
545,000 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .000 05/01/35 528,559
TOTAL MICHIGAN 32,457,742
MINNESOTA - 1.6%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/26 316,370
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/27 392,114
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/28 265,603
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/29 405,486
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/30 251,744
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/31 288,092
320,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6 .000 06/15/27 310,403
165,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
4 .750 07/01/25 165,000
630,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
5 .250 07/01/30 607,199
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 538,078
335,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000 07/01/28 327,037
1,100,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3 .875 07/01/29 1,051,311
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/34 1,615,906

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000% 07/01/39 $ 1,935,808
350,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .000 07/01/25 350,000
25,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
4 .400 07/01/25 25,000
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5 .000 07/01/55 3,167,865
1,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 1,441,688
400,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7 .500 06/15/28 406,114
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/29 537,225
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/30 543,135
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/31 547,688
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/32 550,047
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/33 681,317
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/34 614,382
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 263,984
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/36 428,492
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/37 425,064
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/39 291,563
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 2,168,456
410,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 410,137
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3 .250 06/01/31 202,132
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 132,217
2,100,000 (c) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 1,585,886
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 551,246
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 767,511
130,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5 .500 06/01/27 130,111
515,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4 .000 12/01/31 426,796

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000% 07/01/31 $ 1,581,129
4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/41 3,350,390
845,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .000 07/01/32 853,081
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 512,977
120,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B
5 .750 07/01/25 120,000
350,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5 .500 07/01/27 352,080
1,150,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4 .250 12/01/27 1,144,137
650,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .000 06/01/32 625,396
2,365,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/42 2,099,140
4,035,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/52 3,400,966
3,005,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .500 06/01/57 2,566,963
240,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 239,998
10,000,000 (e) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%
+ 1.000%)
3 .941 12/01/52 9,986,609
1,600,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 1,540,763
570,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4 .500 09/01/26 557,654
6,165,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .500 06/01/42 4,469,625
10,650,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .750 06/01/52 7,721,250
2,000,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 1,450,000
200,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3 .750 04/01/26 197,018
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 1,827,991
4,130,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4 .500 03/01/33 4,179,415
6,045,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 5,762,278
100,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
4 .750 07/01/29 100,146
1,285,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5 .000 06/15/48 1,118,672
5,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,877,814
700,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4 .500 12/01/29 652,354
600,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .000 10/01/26 595,088
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .750 10/01/31 1,100,908

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 30,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
3 .750% 06/01/26 $ 29,621
4,405,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
4 .500 06/01/35 4,267,454
780,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 720,702
TOTAL MINNESOTA 93,119,826
MISSISSIPPI - 0.2%
2,700,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project,
Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)
6 .000 10/15/49 2,565,000
930,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/30 883,500
3,615,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,540,155
4,635,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 4,435,378
TOTAL MISSISSIPPI 11,424,033
MISSOURI - 0.7%
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4 .000 08/01/38 747,566
475,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 480,430
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .250 11/01/44 3,942,456
1,000,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 931,533
770,000 (c) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, Series 2019
5 .000 07/01/40 727,636
4,620,000 Kansas City School District, Missouri, Certificates of
Participation, Series 2025
4 .625 04/01/45 4,365,637
1,075,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/26 1,076,380
1,080,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/27 1,085,947
1,150,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/28 1,160,969
2,645,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/31 2,660,410
4,450,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4 .375 02/01/31 4,345,749
1,300,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,272,995
3,600,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 3,387,203
360,638 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/26 104,585

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,150,185 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000% 05/15/40 $ 623,554
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/31 2,444,810
3,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 2,946,685
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .000 05/01/30 141,424
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .125 05/01/35 432,144
560,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .000 08/15/25 559,896
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/27 897,196
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/29 991,861
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/31 1,096,460
175,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/25 174,657
2,360,000 (c) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .500 06/15/42 2,140,362
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D, (AMT)
5 .000 07/01/35 1,009,972
490,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 495,774
500,000 (c) The Industrial Development Authority of the County of St.
Louis, Missouri, Transportation Development Refunding
Revenue Bonds, Series 2019B
4 .375 03/01/33 459,739
TOTAL MISSOURI 40,704,030
NEBRASKA - 0.9%
5,490,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 5,735,184
40,000,000 (d),(e) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put
10/01/29) (SOFR*0.67% + 2.180%), (UB)
5 .738 05/01/53 41,385,600
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .400 09/01/53 5,519,549
TOTAL NEBRASKA 52,640,333
NEVADA - 0.3%
1,045,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000 08/01/28 1,045,945
820,904 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 8
2,714,441 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 27
1,842,684 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
7,469,738 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 75

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,292,095 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250% 12/15/37 $ 23
6,400,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 6,064,000
1,500,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/48 1,353,980
1,470,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,408,224
630,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 569,181
685,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 667,990
415,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/26 417,357
310,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 283,136
145,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/27 145,069
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/47 1,254,039
600,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .250 06/01/34 579,056
735,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .500 06/01/39 692,526
505,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4 .000 12/01/27 503,106
1,600,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 1,578,142
580,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 580,023
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/38 410,738
TOTAL NEVADA 17,552,663
NEW HAMPSHIRE - 1.2%
1,250,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018A, (AMT)
4 .000 11/01/27 1,249,800
1,270,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,023,096
6,975,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 5,604,398
45,485,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 45,644,634
1,750,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 1,751,724
10,000,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mirador Project, Travis County, Series 2025
6 .000 12/01/31 10,033,712
2,370,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 1,429,094

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 3,000,000 (c) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5 .000% 12/01/28 $ 3,001,256
TOTAL NEW HAMPSHIRE 69,737,714
NEW JERSEY - 1.5%
4,980,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 4,981,958
445,000 (g) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4 .000 06/15/30 450,515
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/32 919,890
135,000 (c) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4 .250 09/01/27 135,544
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,991,332
28,800,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 29,361,646
250,000 (c),(d) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond
Trust 2016-XF2340, (IF)
4 .589 09/01/25 249,808
5,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 5,004,091
3,315,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,317,021
6,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 6,003,659
3,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,021,131
2,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,407,712
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 5,297,699
13,690,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 13,541,305
4,490,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 4,492,624
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4 .125 06/15/39 1,434,620
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/34 286,680
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
4 .750 01/01/45 961,159
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .125 07/01/33 1,001,511
TOTAL NEW JERSEY 84,859,905

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.0%
$ 500,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4 .450% 10/01/33 $ 495,866
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .050 10/01/44 473,849
50,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
4 .875 10/01/25 50,056
1,755,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 1,735,039
TOTAL NEW MEXICO 2,754,810
NEW YORK - 4.4%
1,250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,271,840
13,930,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5 .000 07/15/42 13,872,388
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
5 .000 06/15/42 197,390
700,000 (f) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 420,000
1,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,036,504
3,805,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,552,784
5,330,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 4,845,945
360,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4 .000 06/01/31 331,121
450,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/36 412,346
1,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/25 1,000,047
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/25 1,300,908
2,800,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/26 2,816,968
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .250 05/01/41 1,531,766
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/34 3,183,278
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/35 2,107,635
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/36 2,821,681
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/37 3,428,412
12,390,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 3,251,556
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 3,452,478
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 3,316,463

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
5 .890% 02/01/32 $ 1,007,854
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .470 02/01/33 1,026,278
645,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
4 .760 02/01/27 640,654
555,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 523,663
1,080,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 860,151
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4 .000 11/01/42 3,734,109
1,000,000 (f) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 420,000
12,050,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2016A-1
5 .250 11/15/56 12,053,269
1,770,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Variable Rate Demand
Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)
3 .371 11/01/26 1,768,432
500,000 (c) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .000 07/01/32 507,450
1,390,000 (c) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .625 07/01/42 1,356,209
16,835,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 16,834,630
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/29 400,338
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 332,939
1,475,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 1,510,755
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 255,829
6,360,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 4,070,400
1,685,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,078,400
8,435,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/40 8,440,394
5,685,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/45 5,674,076
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5 .000 06/01/42 4,307,722
16,125,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 15,787,202

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,955,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150% 11/15/34 $ 7,955,562
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,040,812
9,485,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 9,195,328
1,180,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,164,210
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3 .000 08/01/31 919,704
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .000 06/30/49 4,928,506
2,515,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,532,914
5,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 4,915,957
1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/38 1,810,906
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/26 8,034,273
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 4,055,708
1,970,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 1,986,167
18,605,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 18,292,713
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 10,883,675
1,250,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding
Series 2024A
5 .125 08/01/44 1,014,216
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5 .000 11/15/32 3,050,714
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 229,671
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 8,130,539
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 3,783,216
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 2,468,647
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 4,320,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000% 01/01/34 $ 1,505,844
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 5,020,307
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 1,564,990
1,600,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 1,601,679
145,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/27 147,495
480,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/32 507,036
525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/37 544,226
500,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/41 506,888
TOTAL NEW YORK 248,854,741
NORTH CAROLINA - 0.1%
1,700,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/26 1,702,253
900,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A
4 .000 03/01/36 857,455
4,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 4,349,433
TOTAL NORTH CAROLINA 6,909,141
NORTH DAKOTA - 0.1%
6,110,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 5,638,792
1,100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 999,230
TOTAL NORTH DAKOTA 6,638,022
OHIO - 3.2%
1,000,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/41 1,006,243
10,000,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5 .000 02/15/46 10,008,192
8,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 829,585
7,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 6,403,069
750,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .250 01/01/34 758,023
885,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .375 01/01/39 872,613
7,250,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 6,993,078
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .375 05/15/37 3,267,311

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .500% 05/15/42 $ 4,092,909
1,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/37 1,000,449
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 8,273,543
1,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3 .375 12/01/29 934,109
200,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/25 200,029
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/26 500,282
17,250,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/45 17,249,660
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .000 12/01/44 1,917,304
18,425,000 (c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 18,460,297
455,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 440,056
5,000,000 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2024A, (Mandatory Put 8/01/30)
5 .000 02/01/55 5,289,000
645,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
4 .375 12/01/30 646,244
500,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/35 510,420
725,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/41 708,195
4,850,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,302,471
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 17,979,921
1,305,000 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5 .125 01/01/32 1,306,520
12,040,000 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 2017
5 .450 01/01/38 11,844,068
2,005,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6 .375 01/01/45 2,013,186
730,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 692,345
2,000,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Refunding Series 2016A
5 .000 01/15/41 1,997,401
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 36,335,675
1,000,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 1,009,558
490,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3 .750 12/01/31 491,793
415,000 Southeastern Ohio Port Authority, Hosptial Facilities Revenue
Bonds, Memorial Health System Obligated Group Project,
Improvement Series 2015
5 .000 12/01/25 414,474
2,240,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 2,240,008

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000% 03/01/45 $ 1,898,362
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,267,703
TOTAL OHIO 178,154,096
OKLAHOMA - 0.6%
1,500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,510,830
1,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 1,507,942
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,549,807
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/30 1,808,620
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/32 740,046
20,625,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 22,801,503
1,250,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 1,357,616
TOTAL OKLAHOMA 32,276,364
OREGON - 0.4%
1,500,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000 05/01/36 1,499,974
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 784,075
3,030,000 (c) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 2,846,732
13,475,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 13,425,762
610,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3 .750 06/15/29 586,151
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3 .700 07/01/32 73,426
1,000,000 (c) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
6 .750 06/15/42 1,000,085
120,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5 .000 07/01/25 120,000
405,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 405,526
TOTAL OREGON 20,741,731
PENNSYLVANIA - 2.8%
80,000 (c) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5 .000 06/15/26 79,288
1,150,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 1,122,767
1,845,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5 .000 05/01/42 1,813,480
1,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 975,225
2,010,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,940,418

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 480,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250% 05/01/32 $ 488,565
2,535,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017C
5 .000 05/15/47 2,343,483
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,527,878
59,401,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 54,888,033
7,500,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 4,273,315
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 275,113
615,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
4 .000 12/15/27 617,232
105,000 (c) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
4 .375 03/01/28 104,777
2,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 1,408,898
5,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 3,618,890
190,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017
5 .000 06/01/27 190,078
1,455,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4 .500 12/01/29 1,419,254
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/32 485,647
575,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4 .000 05/01/31 553,419
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 892,711
3,400,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna
Township Project, Refunding Series 2025
5 .000 07/01/31 3,472,648
15,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/42 15,037,015
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5 .000 01/01/30 1,000,103
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 989,957
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 516
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 516
6,055,000 (a),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 605
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 5,003,314

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,300,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250% 12/01/38 $ 1,308,918
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/39 527,179
7,630,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 7,656,556
7,080,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2017
5 .000 05/01/41 7,025,905
2,690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/29 2,694,843
8,380,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A
4 .500 10/01/44 8,056,055
3,755,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015A-1
5 .250 12/01/45 3,760,246
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 5,046,969
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/31 201,704
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/32 503,426
1,585,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,570,445
1,500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 1,404,841
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6 .250 07/01/31 6,709,153
275,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Mast Community
Charter School II Project, Series 2020A
5 .000 08/01/30 282,853
515,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Electrical & Technology Charter School, Series 2021A
4 .000 06/01/31 502,488
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 755,572
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/36 4,566,671
TOTAL PENNSYLVANIA 158,096,969
PUERTO RICO - 2.7%
10,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 10,924,095
200,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 205,575
275,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 285,193
500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/37 512,668
4,365,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 4,526,795
334,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 342,462
11,790,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 4,971,853

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,100,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500% 01/01/26 $ 445,782
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .957 01/01/26 946
1,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 421,999
6,015,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 2,843,513
3,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .957 07/01/42 1,274
470,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 191,957
200,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 82,174
1,140,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 481,079
6,205,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 2,565,214
450,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 184,891
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 07/01/32 827
2,140,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 884,722
4,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 1,680
9,660,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 4,058,816
7,020,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 2,952,090
50,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 21,213
1,995,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 812,505
110,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 48,517
1,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/25 410,127
1,145,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 464,552
18,275,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 7,498,216
350,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 143,805
1,260,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 509,134
1,090,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 451,108
45,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/26 19,177
8,375,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 4,082,812
3,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 1,250,553
500,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/26 187,528
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/26 833
6,135,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 2,568,124
635,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds,
Refunding Series 2005SS
4 .625 07/01/30 265,877

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 35,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000% 07/01/25 $ 14,936
2,255,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 930,343
115,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 47,549
1,240,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 512,925
2,310,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 957,886
20,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/25 8,474
2,850,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 1,186,828
5,595,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 2,329,932
280,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/26 114,357
130,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 55,478
1,060,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 435,370
3,990,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 1,630,945
2,000,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 814,018
975,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/26 397,385
400,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 07/01/25 166,846
50,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/25 20,909
2,100,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 863,754
490,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 202,551
695,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 290,605
4,320,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/26 1,809,429
730,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 284,774
3,415,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 1,339,555
6,875,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 2,919,737
745,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 290,626
2,460,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,199,250
3,220,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 1,549,859
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 3,976,455
13,253,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 12,255,154
1,437,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 457,820
419,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 385,787
7,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 6,591,156

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 12,845,621 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000% 11/01/51 $ 8,124,855
20,036,232 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 20,624,083
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,437,634
18,136,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 12,560,385
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 88,442
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 418,507
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 565,752
10,219,251 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 6,297,613
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 267,271
TOTAL PUERTO RICO 150,044,921
RHODE ISLAND - 0.4%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/31 8,028,718
11,975,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 11,753,193
TOTAL RHODE ISLAND 19,781,911
SOUTH CAROLINA - 0.2%
1,000,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .625 11/01/31 882,832
1,265,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .750 11/01/36 1,014,012
3,505,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 3,167,297
100,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
4 .500 08/15/25 99,866
500,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 474,028
900,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .000 06/15/29 878,329
200,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 184,117
920,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/41 766,135
325,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .125 06/15/33 330,279
940,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .750 06/15/43 923,885
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 774,868

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 125,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000% 12/01/28 $ 126,271
TOTAL SOUTH CAROLINA 9,621,919
SOUTH DAKOTA - 0.1%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5 .000 07/01/46 2,877,054
TOTAL SOUTH DAKOTA 2,877,054
TENNESSEE - 1.6%
3,135,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/25 3,070,872
3,245,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 3,019,129
8,810,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 6,177,289
1,850,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .000 12/01/35 1,758,994
1,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 932,793
610,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .000 06/01/27 590,807
9,000,000 (c) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5 .250 12/01/54 8,959,966
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,195,091
425,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 386,839
11,775,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 11,768,886
4,225,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/40 4,224,761
3,500,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/43 3,495,382
500,000 (c) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .000 06/01/44 472,293
4,000,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2024A, (Mandatory Put 12/01/29)
5 .000 10/01/54 4,208,225
5,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Commodity Project,  Series 2021A, (Mandatory Put
11/01/31)
5 .000 05/01/52 5,270,306
25,750,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 26,214,443
7,185,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 7,299,821
TOTAL TENNESSEE 89,045,897
TEXAS - 11.2%
595,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5 .750 09/01/29 614,899
1,000,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5 .750 09/01/42 1,019,449
360,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .000 09/01/29 373,823

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 405,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
4 .875% 09/15/31 $ 406,143
850,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .500 09/15/44 822,312
193,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .250 09/15/26 189,641
500,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .750 09/15/31 462,136
250,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4 .000 09/15/41 209,724
373,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4 .875 09/15/30 377,745
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .625 09/15/43 906,336
195,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4 .250 09/01/27 195,579
830,000 (c) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4 .625 09/01/28 836,579
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .250 08/15/34 1,974,606
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .500 08/15/39 1,192,318
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .750 08/15/44 1,194,130
1,230,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .000 02/15/31 1,152,911
2,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 2,046,273
630,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5 .000 02/15/32 619,623
2,500,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 2,391,656
1,245,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
5 .500 06/01/32 1,285,135
5,085,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .000 06/01/42 5,103,915
490,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4 .550 08/15/28 488,763
400,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .375 12/31/30 396,625
550,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .625 12/31/35 536,317
685,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .375 12/31/45 642,930
226,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2 .500 09/01/26 220,337
622,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3 .000 09/01/31 569,460

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 490,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5 .500% 09/01/27 $ 497,812
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 166,263
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/31 1,812,133
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,709,420
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/33 989,020
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/34 581,465
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/27 1,690,147
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/28 996,365
1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/29 1,453,456
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/30 884,202
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/32 1,990,298
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 1,522,558
5,500,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B,
(AMT)
5 .000 11/15/46 5,441,586
325,000 (c) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 1, Series 2019
4 .000 11/01/29 320,427
800,000 (c) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .375 11/01/42 790,413
655,000 (c) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
4 .625 09/15/32 660,316
750,000 (c) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
5 .625 09/15/45 754,108
250,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4 .500 09/01/31 252,089
610,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .250 09/01/44 585,759
500,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .250 09/01/30 501,371
630,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .625 09/01/35 629,408
625,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .375 09/01/45 606,803
900,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 783,707
194,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .125 09/01/26 192,564
565,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .750 09/01/31 547,136
1,645,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .000 09/01/41 1,503,029
350,000 (c) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
4 .500 09/15/32 352,171

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 575,000 (c) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .625% 09/15/45 $ 575,147
322,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4 .250 09/15/30 323,591
1,010,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .125 09/15/43 971,433
780,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
4 .500 09/15/32 784,948
800,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .625 09/15/45 803,335
835,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 800,460
1,000,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
5 .750 09/01/33 992,662
2,200,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 2,114,181
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/27 123,306
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/28 125,142
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .125 09/01/29 127,465
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/30 130,047
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/31 131,577
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/33 262,036
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/35 269,590
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/38 398,479
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .750 09/01/41 417,278
870,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4 .625 09/01/28 876,928
1,145,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .000 09/01/28 1,161,185
194,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .375 09/01/27 193,182
430,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .625 09/01/32 423,242
205,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .125 09/01/39 183,007
95,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .125 09/01/28 96,506
1,630,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5 .375 09/01/43 1,583,947
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .250 09/01/26 98,524
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .750 09/01/31 187,698
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
4 .750 09/01/31 196,348

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .250% 09/01/41 $ 49,137
140,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1 Project, Series
2016
4 .200 09/01/27 140,216
170,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
4 .750 09/01/28 171,698
300,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .000 09/01/28 304,247
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2 .750 09/01/27 168,289
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .125 09/01/32 301,170
875,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .375 09/01/42 644,854
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
4 .625 09/01/32 350,772
450,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .500 09/01/45 436,769
340,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
4 .375 09/01/30 340,404
1,225,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5 .125 09/01/43 1,155,823
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
4 .375 09/01/31 199,963
300,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
4 .250 09/01/31 297,138
650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .000 09/01/44 596,612
930,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5 .750 09/01/32 947,206
353,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4 .000 09/01/32 335,275
390,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/32 396,418
450,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
5 .750 09/01/30 468,039
1,700,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .500 09/01/43 1,658,364
166,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .250 09/01/27 161,159
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .625 09/01/32 314,304
300,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .350 09/01/30 299,610
400,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .600 09/01/35 394,043
600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .375 09/01/45 573,473
150,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
2 .875 09/01/27 144,630

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 250,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .250% 09/01/32 $ 222,562
1,175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .500 09/01/42 915,184
150,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3 .500 09/01/26 148,341
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .000 09/01/31 480,453
125,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
2 .750 09/01/26 122,634
400,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
3 .250 09/01/31 370,918
105,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
4 .375 09/01/26 105,066
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 100,085
90,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
2 .500 09/01/26 87,785
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .000 09/01/31 157,328
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .375 09/01/41 393,507
130,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .500 09/01/27 130,219
255,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .875 09/01/32 260,656
170,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4 .625 09/01/31 171,255
475,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .500 09/01/44 463,438
312,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 311,606
405,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 405,324
1,050,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,023,092
271,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .125 09/15/27 271,274
310,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .500 09/15/32 307,226
750,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .000 09/15/42 733,320

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 600,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .000% 09/01/28 $ 608,521
6,400,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
5 .750 06/15/38 6,327,219
5,000,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6 .000 06/15/43 4,856,745
325,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .000 06/15/34 314,757
275,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 257,329
365,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
5 .750 09/01/28 369,368
105,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
2 .500 09/01/26 102,369
475,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .000 09/01/31 427,269
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .250 09/01/41 785,972
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .100 09/01/44 1,004,165
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/29 91,373
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/30 93,588
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .375 08/15/31 92,213
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/33 189,383
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/35 191,173
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/37 192,225
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .750 08/15/41 388,724
145,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4 .000 09/01/27 144,195
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/41 588,877
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/46 606,642
1,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 914,325
2,135,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3 .500 10/01/31 1,797,746
6,545,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 4,839,738

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 700,000 (c) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
5 .375% 09/15/31 $ 717,340
100,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .125 09/15/26 99,573
260,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .750 09/15/31 259,678
221,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/15/26 218,643
205,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4 .000 09/15/31 201,320
385,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .375 09/15/27 388,935
530,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/15/32 546,395
350,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .250 09/15/30 348,828
425,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .500 09/15/35 416,739
500,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 474,333
249,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .125 09/15/32 259,284
400,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .500 09/15/30 398,484
400,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .750 09/15/35 393,571
700,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 666,370
200,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
5 .375 09/15/35 196,495
850,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
4 .750 12/31/30 853,708
1,250,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .000 12/31/35 1,260,254
500,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 503,891
750,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .250 12/31/30 751,920
1,250,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .500 12/31/35 1,256,026
500,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 504,388

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250% 12/31/44 $ 1,190,044
350,000 (c) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5 .250 09/15/31 344,845
225,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/25 225,131
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/26 236,839
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/27 248,453
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/28 259,376
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/29 268,537
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/30 283,024
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/31 292,875
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/32 307,317
400,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4 .875 08/15/27 400,868
778,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .250 08/15/32 801,523
1,630,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .875 08/15/42 1,587,244
571,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
4 .500 08/15/31 563,380
1,000,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .375 08/15/44 952,617
184,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3 .750 08/15/27 183,346
587,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4 .000 08/15/32 575,157
510,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
3 .500 08/15/29 489,763
110,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .000 08/15/39 97,218
325,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
2 .625 09/01/26 318,607
1,320,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
3 .250 09/01/31 1,233,474
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .000 09/01/36 681,290
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .125 09/01/39 1,036,511

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .250% 09/01/41 $ 1,123,482
352,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .625 09/15/27 346,577
415,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .875 09/15/32 389,380
1,250,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
4 .125 09/15/42 1,068,861
380,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .250 09/15/30 386,187
635,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .500 09/15/35 644,230
21,360,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 21,443,509
785,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 786,046
385,000 (c) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
4 .500 09/15/32 383,306
800,000 (c) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
5 .500 09/15/45 759,759
310,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .000 09/01/25 309,973
335,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .000 09/01/27 337,359
360,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Hackberry Public Improvement District 3 Phase 13-16 Project,
Refunding & Improvement Series 2017
4 .500 09/01/27 361,784
450,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Rivendale by the Lake Public Improvement District 2 Phases
4-6, Series 2017
4 .125 09/01/27 450,427
895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 894,943
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/27 95,576
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/28 93,173
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/29 91,693
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/30 89,375
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .375 04/01/31 87,642
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/33 208,679
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/35 196,272
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/37 221,825
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .750 04/01/39 215,881
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3 .000 04/01/41 227,089

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 435,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
3 .625% 09/01/29 $ 418,735
150,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
4 .125 09/01/39 133,492
910,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
6 .250 09/15/27 911,345
3,010,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5 .250 02/01/32 3,045,434
385,000 (c) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
4 .250 09/01/31 378,677
650,000 (c) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .000 09/01/44 600,888
1,075,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6 .500 07/15/30 1,077,967
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6 .625 07/15/38 2,004,665
240,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1, (AMT)
5 .000 07/15/35 239,985
1,965,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 1,975,810
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 2,606,108
32,545,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 33,621,165
20,570,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 21,211,488
19,625,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 20,518,450
9,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 9,889,498
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,088,157
159,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2 .500 09/01/26 155,174
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .125 09/01/31 368,667
1,100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .500 09/01/41 872,299
100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
2 .750 09/01/26 97,786
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .500 09/01/31 370,737
1,165,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .875 09/01/41 970,420

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 216,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2 .625% 09/01/26 $ 211,177
210,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .250 09/01/31 192,292
550,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .625 09/01/41 440,420
210,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4 .500 09/01/30 211,867
870,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .250 09/01/43 856,474
300,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .125 09/01/30 298,989
415,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .375 09/01/35 406,605
100,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4 .000 09/01/25 99,999
105,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4 .000 09/01/26 105,446
110,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/27 103,765
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/28 105,552
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/29 103,962
120,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/30 106,130
125,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .375 09/01/31 108,392
450,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
4 .375 09/01/30 450,301
1,600,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .250 09/01/43 1,557,055
375,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
2 .500 09/01/26 367,513
485,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
3 .000 09/01/31 443,297
203,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .125 09/15/28 206,328
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .625 09/15/42 712,172
254,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .750 09/01/26 250,522
750,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
4 .375 09/01/35 733,045
370,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
4 .500 09/01/35 360,377
680,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .500 09/01/43 657,620
560,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .500 09/01/44 546,369

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 389,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .625% 09/01/27 $ 385,836
505,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .875 09/01/32 478,205
1,250,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4 .125 09/01/41 1,091,657
120,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .125 09/01/27 120,141
225,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .375 09/01/32 221,973
2,000,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .750 09/01/43 1,928,984
255,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1
Project, Series 2019
4 .250 09/01/29 254,885
235,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
5 .750 09/01/30 243,216
320,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .375 09/01/27 321,039
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .750 09/01/32 543,909
16,600,000 (c) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series
2021
3 .480 12/15/39 12,127,442
300,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .500 09/15/27 293,367
1,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .875 09/15/32 948,757
3,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
4 .000 09/15/42 2,535,632
250,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
4 .250 09/15/31 245,150
300,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
4 .375 09/15/31 296,183
650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
5 .125 09/15/44 636,172
365,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3 .750 09/15/29 353,577
1,500,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5 .875 09/15/42 1,553,583
255,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4 .375 09/15/29 253,534
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5 .000 08/15/39 4,009,051
675,000 (c) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .125 09/01/28 675,530

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 105,000 (c) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .750% 09/01/37 $ 101,878
457,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2 .625 09/01/27 443,618
750,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .125 09/01/32 691,888
2,200,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .375 09/01/42 1,714,284
145,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3 .500 09/01/27 141,510
275,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3 .875 09/01/32 255,340
650,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
4 .125 09/01/42 543,351
150,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .250 09/01/27 146,288
205,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .500 09/01/32 187,628
530,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .750 09/01/42 416,390
100,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .375 09/01/26 97,354
300,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .875 09/01/31 268,621
725,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
3 .125 09/01/41 525,682
270,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5 .250 09/01/27 274,823
150,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4 .500 09/01/27 151,441
450,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/15/36 452,999
370,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .125 09/15/30 363,077
130,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
2 .500 09/15/26 126,683
300,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .125 09/15/31 267,888
740,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .500 09/15/41 562,951
195,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .125 09/15/26 191,324
315,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .750 09/15/31 282,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 530,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .250% 09/15/43 $ 517,345
210,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .000 09/01/29 213,538
210,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2019
4 .500 09/01/29 209,510
160,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/01/26 157,471
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .875 09/01/31 462,968
100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 84,621
1,100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .375 09/01/44 1,030,140
100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .125 09/01/26 99,260
200,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .625 09/01/31 190,963
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .875 09/01/41 457,711
1,000,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .375 09/01/44 963,706
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 2,550,415
420,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
3 .750 09/15/29 408,421
85,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
2 .625 09/15/26 83,178
240,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .125 09/15/31 216,090
325,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .000 09/15/27 328,825
500,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .375 09/15/32 518,017
45,683 (f) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5 .000 02/15/24 457
235,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
4 .750 09/01/28 237,358
175,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2018
5 .125 09/01/28 178,298
600,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .250 09/15/29 613,600

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 323,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4 .625% 09/01/30 $ 324,866
855,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .375 09/01/43 843,277
250,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4 .250 09/01/31 247,615
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .000 09/01/44 468,897
900,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4 .750 09/01/30 910,135
1,300,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 1,302,048
290,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2 .875 09/15/26 285,824
410,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .500 09/15/31 378,091
1,105,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .875 09/15/41 925,949
235,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4 .125 09/15/31 228,871
1,500,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,502,402
5,200,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 5,317,907
110,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/25 109,565
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/26 112,376
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/27 115,090
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/28 117,732
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/29 119,965
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/30 123,550
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/31 125,601
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/33 252,921
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .375 09/01/35 259,355
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/37 268,557
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/39 268,129
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .750 09/01/41 283,022
600,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
4 .375 09/15/32 599,365
675,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .125 09/15/45 648,304

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 700,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
4 .500% 09/15/32 $ 698,195
1,140,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
5 .250 09/15/45 1,102,750
283,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5 .250 09/01/30 289,147
730,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .125 09/01/43 748,366
350,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .000 09/01/32 355,624
800,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .875 09/01/45 807,024
203,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
3 .625 09/01/26 200,383
350,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .250 09/01/31 329,673
635,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .125 08/15/29 635,189
385,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3 .375 08/15/29 363,502
80,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/39 75,509
670,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 593,901
1,370,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
3 .000 08/15/30 1,268,979
750,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
5 .500 10/01/35 754,382
225,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 218,642
4,775,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-2
4 .625 10/01/30 4,780,982
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-3
4 .250 10/01/30 4,005,310
330,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 259,314
2,135,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 1,747,741
20,948,469 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 5,289,065
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/40 2,035,392
9,410,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
6 .500 01/01/31 8,896,914

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .000% 01/01/32 $ 7,823,702
50,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 48,911,830
11,500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 10,644,537
355,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
Christi Project, Series 2016A, (Pre-refunded 4/01/26)
5 .000 04/01/36 359,677
1,925,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A
5 .000 04/01/29 1,925,332
480,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 475,200
14,500,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 14,329,403
9,000,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 8,531,488
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/34 221,032
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/35 343,093
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/37 343,964
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/39 688,020
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/41 671,699
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/44 790,898
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .625 08/15/47 471,222
200,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .000 09/15/26 197,019
800,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .625 09/15/31 750,762
650,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .000 09/15/41 547,759
5,000,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Special Assessment Revenue Bonds, Major Improvements
Project, Series 2021
4 .750 09/15/41 4,663,875
85,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
4 .875 09/01/25 84,981
265,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .250 09/01/30 271,637
110,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4 .500 09/01/25 109,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 351,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4 .875% 09/01/30 $ 356,878
320,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
4 .250 09/15/31 314,299
725,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
5 .100 09/15/44 671,186
250,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
4 .700 09/15/31 248,894
575,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .350 09/15/44 546,346
75,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
2 .500 09/01/25 74,713
195,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3 .500 09/01/29 187,438
550,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4 .000 09/01/39 496,474
415,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .000 09/01/35 418,844
1,000,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .750 09/01/45 988,346
300,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 305,530
400,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 407,373
350,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 355,825
300,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 304,236
350,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 355,354
316,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 316,775
285,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 285,665
417,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
4 .875 09/15/27 418,023
912,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .125 09/15/32 917,043
489,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .375 09/15/27 491,416

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .625% 09/15/32 $ 519,094
1,250,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .250 09/15/43 1,283,552
125,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4 .000 09/01/27 125,393
21,470,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 19,010,891
14,750,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 13,242,749
2,380,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 1,824,305
2,710,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 2,677,296
1,250,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .000 01/01/27 1,209,390
1,850,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .125 01/01/28 1,755,511
2,100,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .250 01/01/29 1,958,776
2,400,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .625 01/01/31 2,185,075
8,605,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 7,062,183
7,215,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 5,273,373
10,500,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 10,049,200
5,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 4,673,515
334,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .250 09/01/27 333,923
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .750 09/01/32 461,716
275,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4 .375 09/01/31 275,435
500,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .125 09/01/44 466,156
50,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
2 .500 09/01/26 48,946
148,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .000 09/01/31 135,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .375% 09/01/41 $ 270,661
257,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .250 09/01/27 256,990
400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .750 09/01/32 400,220
450,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
4 .500 09/01/30 452,118
650,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
4 .250 09/01/31 646,918
750,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
5 .000 09/01/44 699,986
340,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .250 09/01/30 340,419
340,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .600 09/01/35 337,638
280,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .375 09/01/45 269,885
2,400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/43 2,413,802
515,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
4 .375 09/01/31 515,282
900,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .250 09/01/44 858,130
450,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .250 09/01/30 450,554
400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .600 09/01/35 397,220
300,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .375 09/01/45 289,163
540,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .000 09/01/29 527,202
390,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .000 09/01/29 396,610
350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
4 .375 09/01/31 346,395
93,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .375 09/01/26 90,539
215,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .875 09/01/31 192,512
550,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
3 .250 09/01/41 404,543
260,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4 .375 09/01/31 258,287

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .000% 09/01/44 $ 603,762
330,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .250 09/01/30 328,966
430,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .500 09/01/35 420,167
500,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 478,713
1,125,000 (f) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 06/15/23 517,500
530,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement District
Project, Series 2019
3 .625 09/15/29 511,692
315,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019
3 .875 09/15/29 306,280
300,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Project, Series 2017
4 .250 09/15/28 297,976
555,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .125 09/15/29 548,641
365,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
4 .750 09/15/27 366,833
736,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .125 09/15/32 753,902
2,216,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .625 09/15/42 2,113,390
430,000 (c) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District
Major Improvement Area Project, Series 2017
4 .750 09/15/28 431,943
225,000 (c) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3 .625 09/15/30 210,262
240,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4 .875 09/15/27 241,566
300,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .250 09/15/32 309,043
400,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .375 09/15/44 381,218
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 464,215
660,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
5 .625 09/15/42 669,842
720,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6 .875 09/15/42 771,044
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5 .000 10/01/31 252,174
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5 .000 07/01/45 4,413,704

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,270,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .000% 09/01/29 $ 1,277,180
293,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
4 .875 09/01/30 292,555
206,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3 .750 09/01/27 202,589
500,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4 .000 09/01/32 478,107
149,000 (c) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .375 09/01/27 148,645
295,000 (c) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .625 09/01/32 292,649
700,000 (c),(i) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
5 .750 09/15/45 700,403
2,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .000 11/15/27 2,930,890
3,095,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 3,138,168
944,991 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Northwest Senior Housing-Edgemere Project, Series 2015A
5 .000 11/15/25 95
140,000 (e) Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue Bonds, Series 2006B (TSFR3M*0.67% +
0.700%)
3 .769 12/15/26 139,939
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,962,626
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,039,025
1,500,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 1,548,627
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 1,283,185
1,760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 1,799,516
550,000 (c) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
4 .750 09/15/32 557,576
500,000 (c) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
5 .750 09/15/45 507,472
370,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public
Improvement District, Series 2018
5 .125 09/01/28 376,013
300,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .375 09/15/27 300,850
500,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .750 09/15/32 508,134

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250% 09/15/42 $ 991,960
560,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4 .500 09/01/31 561,905
845,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .375 09/01/44 836,481
300,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .375 09/01/27 300,559
300,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .750 09/01/32 304,906
625,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4 .250 09/01/31 620,369
800,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5 .000 09/01/44 757,470
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/28 1,026,672
750,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/30 788,312
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/32 1,055,269
360,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
4 .375 09/01/31 358,971
615,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
5 .125 09/01/44 578,146
945,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
5 .875 09/01/32 984,848
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
5 .000 09/01/31 448,576
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/32 421,197
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3 .000 09/01/34 664,635
280,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/35 264,195
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5 .000 09/01/39 1,629,655
567,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
5 .625 09/15/28 581,122
2,394,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .250 09/15/42 2,334,400
171,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2 .625 09/15/26 166,904
250,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3 .125 09/15/31 228,223

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 340,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4 .500% 09/01/27 $ 341,776
500,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4 .750 09/01/30 499,579
1,220,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5 .625 09/01/43 1,170,398
445,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
5 .500 09/01/25 446,224
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 1,669,683
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 1,770,612
530,000 (c),(i) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
4 .375 09/15/32 530,715
880,000 (c),(i) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
5 .750 09/15/45 880,514
TOTAL TEXAS 634,647,981
UTAH - 0.9%
560,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 531,048
1,835,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,641,258
2,015,000 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,923,349
3,919,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 3,643,517
2,356,000 (c) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5 .500 06/01/41 2,211,077
1,345,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,312,147
969,390 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 949,839
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 999,187
5,000,000 Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds Series 2021A-1
4 .000 06/01/52 3,969,143
1,730,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/36 1,608,079
5,650,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/36 5,712,124
8,140,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/47 8,004,134
3,670,000 (c) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 3,681,794
1,360,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/29 1,377,598
2,115,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/34 2,115,769
475,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/39 436,027
1,155,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/31 1,080,159

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 710,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4 .500% 07/15/27 $ 712,281
5,430,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5 .250 07/15/38 5,345,484
1,130,000 (c) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5 .000 02/15/36 1,085,050
1,350,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/39 1,261,195
TOTAL UTAH 49,600,259
VERMONT - 0.0%
2,750,000 (c) Vermont Economic Development Authority, Solid Waste
Disposal Revenue Bonds, Casella Waste Systems, Inc. Project,
Series 2022A-3, (AMT), (Mandatory Put 6/01/32)
4 .375 06/01/52 2,713,235
TOTAL VERMONT 2,713,235
VIRGIN ISLANDS - 0.5%
8,845,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 8,690,222
415,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 413,568
4,760,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 4,695,204
6,080,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 6,072,238
420,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 420,525
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 4,545,249
4,545,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5 .875 10/01/32 4,322,829
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 955,743
TOTAL VIRGIN ISLANDS 30,115,578
VIRGINIA - 0.5%
270,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .000 03/01/26 268,447
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .125 03/01/31 1,850,832
2,730,000 (c),(f) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
2 .750 11/01/29 1,774,500
1,000,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,001,034
815,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .000 03/01/32 759,101
3,332,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .250 03/01/42 2,781,776
25,000 (c) Farms of New Kent Community Development Authority,
Virginia, Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 23,497
1,270,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-2
5 .500 12/01/28 1,270,652
1,900,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-3
5 .250 12/01/27 1,901,006
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-1
6 .250 09/01/30 4,035,904
7,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-2
5 .750 09/01/30 7,571,946

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-3
5 .375% 09/01/29 $ 4,039,510
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4 .000 06/01/46 88,552
975,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .500 04/01/28 994,596
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 96,499
2,045,000 (c),(e) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,958,354
TOTAL VIRGINIA 30,416,206
WASHINGTON - 0.3%
515,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
4 .250 12/01/25 514,294
570,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 569,819
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 1,395,940
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3 .550 10/01/46 692,771
185,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 181,096
5,175,000 University of Washington, General Revenue Bonds, Refunding
Series 2015C
4 .000 12/01/37 4,942,642
125,000 (c) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4 .000 07/01/26 124,727
305,000 (c),(g) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (ETM)
6 .000 07/01/25 305,000
2,000,000 (c) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/31 2,019,835
2,910,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/31 2,875,977
2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/36 1,885,257
TOTAL WASHINGTON 15,507,358
WEST VIRGINIA - 0.5%
1,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
4 .500 06/01/32 1,437,209
470,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4 .500 06/01/27 472,629
4,745,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 4,773,401
200,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 167,615

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 11,405,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000% 06/01/53 $ 2,363,116
495,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 389,325
3,085,000 (c) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 2,274,148
1,625,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,658,584
13,250,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 13,200,839
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/36 1,011,947
TOTAL WEST VIRGINIA 27,748,813
WISCONSIN - 7.3%
1,415,000 Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Series 2025 - BAM
Insured
55 .000 03/01/26 1,893,422
2,705,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 2,691,795
1,000,000 Markesan School District, Columbia, Dodge, Fond Du Lac,
Green Lake and Marquette Counties, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2025
55 .000 03/01/26 1,336,296
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/31 308,639
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/33 195,290
170,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4 .250 06/15/31 161,937
3,360,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/49 3,043,935
275,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4 .250 06/15/31 253,322
895,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/41 753,054
400,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4 .000 06/01/36 354,606
35,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
4 .250 02/01/26 34,962
605,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
4 .000 06/15/29 583,779
390,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 350,098
495,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 482,029
2,225,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/42 2,155,617
1,365,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/47 1,291,233
995,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .625 06/01/52 939,407
525,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 494,543

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 145,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4 .125% 05/01/26 $ 143,937
965,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
5 .750 07/15/32 965,666
700,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
5 .000 07/01/35 715,300
1,800,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
4 .750 07/01/45 1,601,716
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5 .750 07/01/33 258,535
325,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .375 07/01/43 328,276
650,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/31 653,482
745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4 .375 04/01/32 716,059
3,780,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5 .125 06/15/39 3,690,113
585,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (ETM)
4 .100 06/15/26 588,684
1,135,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4 .100 06/15/26 1,126,276
2,760,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 2,816,124
5,495,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 4,918,026
1,235,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina,
Series 2017A
5 .000 06/15/27 1,228,314
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5 .250 07/15/33 241,088
460,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .000 07/15/43 471,928
85,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
4 .375 07/01/25 85,000
1,145,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
4 .500 06/15/29 1,150,509
510,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
4 .500 06/15/32 513,930
1,310,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000 06/15/42 1,255,050
1,935,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6 .500 06/01/39 1,824,468
670,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8 .000 06/01/32 676,374
1,450,000 (c) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
6 .750 03/01/27 1,499,037
2,500,000 (c) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 2,540,170

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,725,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
5 .875% 06/15/38 $ 1,715,485
825,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/34 830,461
700,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/39 672,178
270,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 245,969
175,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4 .000 06/15/29 171,874
440,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5 .000 06/15/39 419,612
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/34 956,721
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/39 668,758
800,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .500 07/15/49 686,849
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .625 06/15/37 479,717
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .875 06/15/42 694,433
185,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4 .750 06/01/29 181,868
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5 .000 01/01/42 876,973
44,970,000 (c) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/35 46,923,402
175,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4 .250 08/01/26 171,091
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,900,168
31,975,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 30,935,813
4,270,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 3,832,325
30,370,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5 .000 12/01/27 28,851,500
45,645,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 43,362,750
31,415,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 29,844,250
13,500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 12,825,000
6,965,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 6,989,256
1,790,000 (c) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 1,840,041

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 9,745,617 (c) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000% 12/15/36 $ 9,617,895
1,700,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 170,000
1,000,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
11,630,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .625 07/01/28 8,141,000
2,155,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .000 10/01/33 2,217,361
1,820,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .750 10/01/43 1,828,235
30,000 (c),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (ETM)
5 .000 04/01/30 31,634
570,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/30 582,490
10,000,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4 .000 06/01/56 7,256,993
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/36 8,889,613
15,825,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 15,765,233
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/41 957,150
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/36 2,595,459
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,297,232
3,970,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 3,144,227
1,935,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
4 .000 06/15/30 1,940,339
2,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .000 06/15/35 2,335,701
2,775,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .000 12/01/31 2,684,135
25,435,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 11,445,750
8,455,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 3,804,750
2,795,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,257,750
735,000 (a),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 73
6,345,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,319,668
285,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4 .000 10/15/31 270,048
570,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/41 514,733
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3 .000 06/01/48 656,823
17,930,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7 .500 06/01/29 17,374,469
3,800,000 (c),(i) Public Finance Authority, Wisconsin, Tax Increment Revenue
Bonds,  Legacy Rochester Hills Project-Rochester Hills,
Michigan, Series 2025
5 .250 06/01/34 3,806,498

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 13,395,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000% 06/01/41 $ 13,294,105
235,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
4 .375 08/01/27 209,150
4,425,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/27 3,938,250
4,015,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/32 3,043,306
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .250 08/01/34 965,816
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .500 08/01/39 2,150,559
905,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
3 .000 12/01/31 762,795
2,550,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
4 .000 12/01/41 1,851,915
3,000,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 3,071,369
485,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .000 05/01/26 482,367
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .125 05/01/29 992,827
490,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
4 .150 10/01/29 482,853
1,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024B-1
4 .400 08/15/29 1,599,954
2,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 2,244,127
TOTAL WISCONSIN 413,403,182
TOTAL MUNICIPAL BONDS
(Cost $5,586,524,101) 5,331,935,579
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4635964 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .1% 4635964
CAPITAL GOODS - 0.0%
1,029,408 (a),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 103
TOTAL CAPITAL GOODS 103
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,940,593 (a) Jackson Hospital 13 .000 11/04/25 1,940,593
2,695,268 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 12/16/25 2,695,268
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,635,861
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $5,612,338) 4,635,964
TOTAL LONG-TERM INVESTMENTS
(Cost $5,631,859,424) 5,372,651,345

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.8%
216,300,000 REPURCHASE AGREEMENTS - 3 .8% 216,300,000
$ 216,300,000 (j) Fixed Income Clearing Corporation 4 .370% 07/01/25 $ 216,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $216,300,000) 216,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $216,300,000) 216,300,000
TOTAL INVESTMENTS - 99 .0%
(Cost $ 5,848,159,424 ) 5,588,951,345
FLOATING RATE OBLIGATIONS - (3.6)% (201,550,000)
OTHER ASSETS & LIABILITIES, NET -  4.6% 260,124,677
NET ASSETS - 100% $ 5,647,526,022
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,196,882,608 or 39.3% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(i) When-issued or delayed delivery security.
(j) Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $216,326,256 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 2.125%–4.375% and maturity dates 6/30/32–1/15/35, valued at
$220,626,129.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (3,446) 9/25 $ (378,433,958) $ (386,382,750) $ (7,948,792)
U.S. Treasury 5-Year Note (1,296) 9/25 (139,449,105) (141,264,000) (1,814,895)
Total $(517,883,063) $(527,646,750) $(9,763,687)

Portfolio of Investments June 30, 2025
(continued)
Short Duration High Yield

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 2 $ 2
Corporate Bonds – – 6,825,000 6,825,000
Exchange-Traded Funds 29,254,800 – – 29,254,800
Municipal Bonds – 5,331,933,869 1,710 5,331,935,579
Variable Rate Senior Loan Interests – – 4,635,964 4,635,964
Short-Term Investments:
Repurchase Agreements – 216,300,000 – 216,300,000
Investments in Derivatives:
Futures Contracts* (9,763,687) – – (9,763,687)
Total $ 19,491,113 $ 5,548,233,869 $ 11,462,676 $ 5,579,187,658
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
Strategic Municipal Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
0 COMMON STOCKS - 0 .0% 0
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4973035 CORPORATE BONDS - 0 .5% 4973035
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 2,726,823
2,000,000 Toledo Hospital/The 6 .015 11/15/48 1,822,500
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,549,323
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
477,476 (a),(c) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 423,712
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 423,712
TOTAL CORPORATE BONDS
(Cost $4,525,231) 4,973,035
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1068105633 MUNICIPAL BONDS - 99 .3% 1068105633
ALABAMA - 3.7%
600,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 628,640
660,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 697,751
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 1,455,133
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 1,357,928
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,321,432
4,280,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 4,705,668
1,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 1,008,878
460,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 465,481
2,600,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 2,496,979
2,025,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 1,867,291
240,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 168,350
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,272,540
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,346,858
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 503,361
TOTAL ALABAMA 39,296,290

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA - 3.0%
$ 810,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000% 06/01/31 $ 810,734
210,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 186,574
1,240,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,043,702
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,733,562
5,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 3,710,243
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,630,021
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 842,936
13,465,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 13,541,239
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 402,100
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250 10/01/40 868,825
725,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 746,248
1,250,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 1,177,338
100,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 70,000
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 23,252
325,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/64 287,250
TOTAL ARIZONA 32,074,024
ARKANSAS - 0.9%
7,000,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 7,016,387
1,430,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 1,377,228
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/37 1,015,473
TOTAL ARKANSAS 9,409,088

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 9.9%
$ 1,000,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250% 03/01/36 $ 1,004,824
1,965,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,060,109
2,160,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 2,283,644
7,445,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 7,893,309
4,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 4,134,937
2,985,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 3,176,864
5,440,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 5,616,538
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,365,898
4,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 4,061,733
7,650,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 7,253,752
100,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/36 93,196
5,245,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable
Series 2021
3 .637 07/01/30 4,706,052
600,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 601,937
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,815,562
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 791,032
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 353,512
470,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 415,575
2,550,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 2,387,165
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 901,516
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 300,139
745,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 613,321
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,188,887
3,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,879,562
6,180,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,524,076

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 325,000 Fontana, California, Special Tax Bonds, Narra Hills Community
Facilities District 109, Refunding Series 2024
5 .000% 09/01/49 $ 324,796
970,000 Lake Elsinore Facilities Financing Authority, California, Local
Agency Revenue Bonds, Refunding Series 2025A
5 .000 09/01/33 1,100,443
1,110,000 Lake Elsinore Facilities Financing Authority, California, Local
Agency Revenue Bonds, Refunding Series 2025A
5 .000 09/01/34 1,261,402
1,240,000 Lake Elsinore Facilities Financing Authority, California, Local
Agency Revenue Bonds, Refunding Series 2025A
5 .000 09/01/35 1,407,649
1,355,000 Lake Elsinore Facilities Financing Authority, California, Local
Agency Revenue Bonds, Refunding Series 2025A
5 .000 09/01/36 1,514,009
1,845,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/54 1,750,262
1,340,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/44 1,416,055
2,500,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 2,598,559
1,900,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 1,963,926
500,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/35 576,856
915,000 Peralta Community College District, Alameda County,
California, General Obligation, Refunding Series 2025
5 .000 08/01/36 1,041,595
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 1,306,632
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,264,563
1,040,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/38 1,051,162
2,035,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/37 2,145,919
1,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/38 1,043,614
1,275,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,276,300
1,340,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 1,348,256
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 585,134
1,025,000 San Francisco Unified School District, California, General
Obligation Bonds, 2024 Election Series 2025A
5 .000 06/15/43 1,074,428
690,000 San Francisco Unified School District, California, General
Obligation Bonds, 2024 Election Series 2025A
5 .000 06/15/44 720,478
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/46 1,557,160
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 516,810
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/45 521,181
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/46 1,557,160

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000% 08/01/47 $ 1,550,430
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,547,527
1,460,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2019-1, Series 2024A
5 .000 09/01/49 1,440,945
3,575,000 University of California, General Revenue Bonds, Series
2025CB
5 .000 05/15/38 3,936,386
TOTAL CALIFORNIA 106,822,777
COLORADO - 12.0%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,605,428
1,420,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,374,782
500,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 490,668
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,747,161
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 923,334
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,296,081
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 819,922
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 775,993
1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,500,120
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 4,718,380
1,010,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,044,311
1,390,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 1,433,739
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 355,732
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 80,763
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 71,889
7,650,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,796,986
2,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,505,998
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 352,500
585,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 587,430
1,180,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 1,164,489
950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 929,166

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750% 12/01/35 $ 341,691
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 241,094
500,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 472,721
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 483,383
2,635,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,630,846
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/29 3,299,255
998,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,001,029
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,774,677
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6 .000 12/01/49 943,794
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 991,619
1,665,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,662,356
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 4,285,266
2,000,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 1,506,530
370,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 371,062
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 945,738
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 884,955
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,219,139
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 506,183
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 499,923
615,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 558,025
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
4 .625 12/01/35 957,260
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,499,989
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,264,832
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 965,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250% 12/01/53 $ 674,784
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,098,305
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 455,448
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 424,801
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 454,486
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 1,972,135
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 847,283
500,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 453,405
10,025,000 Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 8,593,564
290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 235,268
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,544,699
1,055,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 898,823
7,935,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 7,514,528
895,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
4 .125 12/15/27 896,584
2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 1,939,656
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 466,716
1,481,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,453,381
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 1,021,436
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,740,819
1,250,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,186,630
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 593,678
1,275,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,166,176
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 876,289
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,734,153

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000% 12/01/30 $ 1,220,017
500,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 337,103
610,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 618,305
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 1,571,257
1,273,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 951,913
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 485,042
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 3,628,849
1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,327,739
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,808,779
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,264,959
2,600,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,623,474
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 730,776
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,555,573
500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 470,357
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,857,116
TOTAL COLORADO 128,575,635
CONNECTICUT - 0.4%
200,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7 .950 04/01/26 200,040
100,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 92,868
1,330,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,334,193
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,234,714
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,194,295
TOTAL CONNECTICUT 4,056,110
DELAWARE - 0.2%
335,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 335,402
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 1,424,785
520,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 501,044

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000% 07/01/48 $ 32,769
TOTAL DELAWARE 2,294,000
DISTRICT OF COLUMBIA - 0.0%
375,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 369,875
TOTAL DISTRICT OF COLUMBIA 369,875
FLORIDA - 7.0%
3,105,000 (g) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Healthcare Project, Series
2007A (SOFR*0.67% + 0.870%)
3 .811 12/01/37 3,039,971
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .750 05/01/41 844,037
240,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .750 07/01/30 179,036
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 2,992,839
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 214,478
900,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
5 .000 06/01/56 748,910
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 882,839
100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 90,189
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 50,821
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4 .375 06/15/27 89,171
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 468,483
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 92,234
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/39 96,728
1,115,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,000,818
500,000 Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2020
4 .125 05/01/51 409,112
290,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 268,077
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 95,971
1,000,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,012,640
990,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 1,065,879
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,058,671
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,051,442

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000% 09/15/40 $ 91,477
1,510,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 1,525,107
3,000,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 3,036,607
4,870,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 4,845,650
2,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 1,914,098
1,700,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,689,714
2,235,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 2,232,908
1,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,480,708
19,985,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 20,541,087
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 423,377
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 3,500,083
495,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 500,609
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 481,440
550,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 526,763
2,065,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .400 05/01/55 1,948,735
995,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 829,410
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 100,320
4,135,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 4,399,568
1,070,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,057,426
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 839,091
3,360,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/45 1,288,810
110,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 110,688

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 280,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625% 05/01/44 $ 270,765
245,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 240,368
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 1,380,172
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,017,809
615,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 594,011
1,420,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/41 1,073,154
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 264,024
250,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 241,010
420,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .250 05/01/28 424,375
940,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 857,007
TOTAL FLORIDA 75,478,717
GEORGIA - 1.1%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,819,337
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,107,396
1,500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 780,000
500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 260,000
1,380,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .250 07/01/41 1,435,714
595,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .000 10/01/42 606,772
645,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .000 10/01/43 654,921
750,000 (c) Fulton County Residential Care Facilities for the Elderly
Authority, Georgia, Revenue Bonds, Canterbury Court Project,
Series 2019A
5 .000 04/01/47 690,341
1,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A - BAM Insured
3 .000 02/15/51 718,883
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 896,093
2,750,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,742,392
TOTAL GEORGIA 11,711,849
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 471,891
TOTAL HAWAII 471,891

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250% 05/15/51 $ 1,384,693
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/37 1,020,895
691,000 (f) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .050 01/01/39 670,744
619,000 (f) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 592,598
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 717,302
TOTAL IDAHO 4,386,232
ILLINOIS - 5.5%
500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 496,518
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,014,317
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/33 1,370,277
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/40 1,296,207
1,725,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/43 1,779,792
1,335,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/35 1,335,043
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B
4 .000 12/01/35 960,448
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 999,490
2,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A
5 .000 12/01/34 2,038,251
5,435,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/33 5,641,480
6,445,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .250 12/01/36 6,654,766
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/52 983,624
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5 .000 01/01/30 2,102,074
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 147,514
240,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 255,213
2,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 2,949,770
1,815,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,959,093
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 370,231
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,487,550
485,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 486,138
725,000 (h) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 739,419
260,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/34 262,368
2,180,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 2,117,467
1,075,000 (d) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 698,750
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 818,325

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,115,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000% 08/15/40 $ 1,154,088
975,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 996,277
225,000 (f),(h) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25),
(UB)
5 .000 10/01/46 226,142
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,474,008
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,333,424
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,551,379
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,425,469
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,088,353
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 1,076,771
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 928,590
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 963,332
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - BAM Insured
0 .000 12/15/52 357,364
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,468,852
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 409,959
TOTAL ILLINOIS 59,418,133
INDIANA - 1.7%
1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,243,232
1,195,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,213,887
1,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 902,859
110,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 110,013
2,500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,772,148
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 918,676
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 843,642
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 5,258,515
4,670,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 4,746,496
TOTAL INDIANA 18,009,468
IOWA - 1.2%
1,065,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,033,174
1,000,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .750 12/01/55 1,019,557
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 3,372,839
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 75,590
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 86,589

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125% 05/15/59 $ 1,413,870
5,500,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 5,567,806
TOTAL IOWA 12,569,425
KANSAS - 0.0%
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 479,899
TOTAL KANSAS 479,899
KENTUCKY - 0.4%
930,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 814,360
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,734,621
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,000,428
995,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 799,265
TOTAL KENTUCKY 4,348,674
LOUISIANA - 1.4%
225,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 209,182
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 898,752
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 511,280
500,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 391,425
1,105,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 1,122,385
2,770,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 2,853,238
1,750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,648,366
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 424,409
4,000,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 4,263,034
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 537,065
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 778,617
1,000,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 987,507
TOTAL LOUISIANA 14,625,260
MAINE - 0.3%
255,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 248,608
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 2,686,772
TOTAL MAINE 2,935,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.4%
$ 2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/39 $ 2,768,290
185,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 185,975
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 120,307
385,000 (c),(g) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 389,766
500,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 335,000
1,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
TOTAL MARYLAND 4,469,338
MASSACHUSETTS - 1.4%
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 408,377
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,874,346
1,225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 1,121,823
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 12,032,258
TOTAL MASSACHUSETTS 15,436,804
MICHIGAN - 3.5%
3,604,389 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 3,784,609
1,580,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 1,593,537
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 1,030,126
4,971,590 Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,890,266
645,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 678,685
1,615,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 1,690,379
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,157,448
1,090,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 1,143,410
1,385,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,439,749
720,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 743,922
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
5 .000 11/15/41 10,004,007
1,340,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,395,117
1,640,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/45 1,690,599
2,235,000 (f) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,248,692
1,750,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,731,017

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,395,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250% 05/01/55 $ 1,439,218
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,457,374
TOTAL MICHIGAN 37,118,155
MINNESOTA - 1.0%
1,400,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
5 .750 07/01/46 1,189,687
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 879,768
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 44,005
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 3,000,744
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds,
The Concordia College Corporation Project, Series 2016
5 .000 12/01/40 1,119,999
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 23,706
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,619,807
840,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 760,082
665,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 612,158
TOTAL MINNESOTA 11,249,956
MISSISSIPPI - 0.4%
670,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 636,500
1,310,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/48 1,425,110
1,720,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/53 1,850,003
TOTAL MISSISSIPPI 3,911,613
MISSOURI - 0.7%
815,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 800,452
550,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 491,585
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .000 11/15/45 2,615,449
500,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 429,526
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 1,025,954
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,639,918
TOTAL MISSOURI 8,002,884
MONTANA - 0.2%
2,410,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,446,021
TOTAL MONTANA 2,446,021

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.8%
$ 3,750,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000% 05/01/53 $ 3,917,476
5,335,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 5,128,614
TOTAL NEBRASKA 9,046,090
NEVADA - 0.3%
1,842,684 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
134,348 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 2
128,857 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 1
914,877 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 9
2,840,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 2,690,900
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 219,229
165,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 150,701
TOTAL NEVADA 3,060,860
NEW HAMPSHIRE - 1.3%
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 920,971
865,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 696,833
7,030,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 7,054,672
555,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 555,547
2,405,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,485,284
455,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 274,362
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,330,677
TOTAL NEW HAMPSHIRE 14,318,346
NEW JERSEY - 0.3%
1,290,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,290,376
750,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 764,626
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 727,882

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 610,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .500% 07/01/40 $ 586,511
TOTAL NEW JERSEY 3,369,395
NEW MEXICO - 0.1%
990,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 969,248
TOTAL NEW MEXICO 969,248
NEW YORK - 8.5%
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,017,472
290,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/31 280,500
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,098,695
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,216,647
970,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 881,907
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,772,864
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,170,138
930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 944,940
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 180,168
9,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University Series 2025A
5 .000 07/01/46 9,754,646
1,035,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/37 1,130,145
470,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 508,634
495,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/39 531,670
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 554,203
7,940,000 (f) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 8,021,043
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,105,810
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 647,340
225,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 223,484
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,592,872
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 726,706
7,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1
5 .000 11/15/48 7,457,377
4,050,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/43 3,584,113

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,465,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024B
4 .000% 11/15/44 $ 1,282,836
400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 331,778
1,000,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 966,155
1,930,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,879,364
1,140,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,110,091
540,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 553,090
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 179,080
2,000,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 2,000,258
2,785,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 2,813,911
550,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 523,669
770,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300 12/15/44 711,495
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,087
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 986,618
1,315,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,315,032
795,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 813,052
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 566,211
5,245,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 5,282,360
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 487,617
190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/40 198,119
250,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/43 259,802

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 280,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500% 06/30/44 $ 289,963
995,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 1,028,365
1,880,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 1,848,400
3,885,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 3,815,741
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 794,293
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,987,102
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 2,067,898
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 3,444,804
545,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/41 558,135
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/38 1,039,051
1,280,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,345,680
TOTAL NEW YORK 91,381,431
NORTH CAROLINA - 0.1%
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 294,347
230,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 221,234
TOTAL NORTH CAROLINA 515,581
NORTH DAKOTA - 0.3%
3,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 2,885,017
TOTAL NORTH DAKOTA 2,885,017
OHIO - 2.7%
5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 489,004
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 845,205
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 1,914,050
1,765,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 1,730,190
600,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/44 591,188

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 450,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000% 12/01/60 $ 420,344
825,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 841,439
1,555,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,576,401
3,860,000 (c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,867,395
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 503,435
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 500,353
1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 1,654,763
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 3,554,118
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 237,104
705,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 668,398
9,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 9,322,151
TOTAL OHIO 28,715,538
OKLAHOMA - 0.4%
2,300,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 2,273,160
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,255,289
1,110,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,227,135
TOTAL OKLAHOMA 4,755,584
OREGON - 0.1%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,427,725
TOTAL OREGON 1,427,725
PENNSYLVANIA - 3.1%
800,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/39 847,314
900,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .500 01/01/43 947,904
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 960,221
870,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 892,147
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 183,879
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 177,778
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 2,925,676

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250% 05/01/42 $ 1,834,226
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,085,667
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 2,000,842
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 288,459
1,400,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 1,293,994
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 992,045
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 69
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 69
1,435,000 (a),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 143
350,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 352,913
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,098,281
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,831,587
3,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,077,683
380,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 366,644
2,085,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 1,985,948
2,910,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,832,048
2,910,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .800 10/01/51 2,799,681
1,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 1,546,883
550,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 484,668
435,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
4 .875 12/15/35 414,401
500,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 440,913
1,615,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,642,344
TOTAL PENNSYLVANIA 33,304,427

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 5.8%
$ 5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000% 05/15/57 $ 328,354
3,125,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,249,449
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,588,674
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,304,210
3,570,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 1,448,436
1,375,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/26 579,949
1,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 407,228
175,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 72,297
500,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 203,505
2,650,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 1,190,106
100,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 38,338
2,265,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 904,788
545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 545,841
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 2,734,668
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 3,507,142
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,295,578
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 912,708
11,292,680 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 10,825,699
9,014,471 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,701,653
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,791,900
4,905,069 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 2,231,806
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,146,634
3,093,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 3,019,967
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 425
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,669,023
1,349,462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 1,200,606
8,341,664 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,140,551
TOTAL PUERTO RICO 62,039,535
RHODE ISLAND - 0.2%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/41 2,129,191
TOTAL RHODE ISLAND 2,129,191

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.0%
$ 100,000 (c) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
3 .875% 05/01/41 $ 80,425
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/31 250,064
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 845,026
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,781,823
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 287,935
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,505,869
3,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2021B
4 .000 12/01/39 2,851,166
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/38 1,250,842
TOTAL SOUTH CAROLINA 10,853,150
TENNESSEE - 1.3%
2,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 1,402,336
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 511,294
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 594,871
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,689,463
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,442,123
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,648,133
1,000,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 657,059
800,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 823,281
3,490,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,828,886
TOTAL TENNESSEE 13,597,446
TEXAS - 5.9%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 815,434
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 1,136,096
1,500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
5 .000 06/15/51 1,257,815
340,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 325,936

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750% 09/01/55 $ 472,959
3,305,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 3,461,502
5,270,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 5,482,146
174,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 173,780
275,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
6 .000 06/15/54 253,517
395,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 411,192
400,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 403,229
265,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 267,326
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,225,603
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 723,276
2,500,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 2,509,774
4,800,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 4,772,091
1,250,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4 .050 11/01/50 1,224,365
80,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
7 .000 09/15/45 80,026
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1, (AMT)
5 .000 07/15/35 1,999,878
5,975,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 6,172,575
1,120,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,165,920
1,200,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,235,263
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 1,001,257
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,351,847
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 423,105
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,244
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 512,133

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000% 09/15/49 $ 502,354
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 500,788
1,000,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,001,602
330,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 337,483
35,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 27,503
230,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 188,281
1,071,256 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 270,470
25,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 19,485
1,145,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 1,085,395
4,085,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 4,224,909
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 509,006
230,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 232,703
8,905,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 7,885,048
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 91,426
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .500 09/01/39 100,271
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 176,096
570,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/38 595,276
565,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 583,316
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 728,556
TOTAL TEXAS 63,418,257

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.4%
$ 240,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625% 12/01/53 $ 237,748
245,000 (c),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 233,856
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 407,466
6,400,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 6,419,729
640,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 654,202
1,735,000 (c) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,746,305
935,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 764,651
1,345,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,291,548
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 500,012
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,480,063
TOTAL UTAH 14,735,580
VIRGIN ISLANDS - 0.5%
1,295,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/30 1,324,882
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,444,277
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/30 1,082,469
450,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/42 461,793
485,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 495,394
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 927,047
TOTAL VIRGIN ISLANDS 5,735,862
VIRGINIA - 0.9%
1,895,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,895,711
4,380,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 4,721,971
100,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 95,440
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,622,297
1,450,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Taxable Senior Series
2020B-1
12 .000 10/01/50 1,565,650
TOTAL VIRGINIA 9,901,069

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.4%
$ 1,525,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000% 06/01/43 $ 1,558,932
1,545,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 1,575,011
1,780,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 1,809,591
1,050,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 1,067,211
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 1,663,408
5,545,000 Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Center, Series 2025A
5 .000 03/01/36 6,114,873
3,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Center, Series 2025A
5 .000 03/01/37 3,562,556
2,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Center, Series 2025A
5 .000 03/01/38 2,743,011
2,875,000 Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Center, Series 2025A
5 .000 03/01/39 3,055,947
2,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Center, Series 2025A
5 .000 03/01/40 2,630,738
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,770,007
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 3,073,000
6,997,484 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 6,366,502
TOTAL WASHINGTON 36,990,787
WEST VIRGINIA - 0.5%
800,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250 06/01/53 769,809
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 100,913
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 102,794
915,000 (c) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 674,504
250,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 255,167
850,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 846,846
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,043,994
1,135,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/43 1,155,380
TOTAL WEST VIRGINIA 4,949,407

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.7%
$ 2,500,000 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500% 12/01/32 $ 1,890,498
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 86,076
60,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 58,428
330,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4 .000 06/15/30 324,516
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/40 135,231
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 89,795
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 187,573
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 392,090
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 244,904
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 100,973
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 88
2,638 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 72
2,596 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 67
2,512 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 60
2,469 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 55
3,208 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 66
3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 62
3,060 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 56
2,997 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 51
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 48
159,690 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 115,132
3,250 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 49

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/58 $ 45
3,082 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 42
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 38
2,976 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 35
2,891 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 32
2,828 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 30
2,765 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 28
2,723 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 26
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 26
35,337 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 278
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,487,159
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 155,541
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .250 06/01/39 684,564
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 798,869
545,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/54 508,223
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 678,469
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 950,084
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5 .000 07/01/41 359,060
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,904,707
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,687,318
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,040,108
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,900,000
3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,010,448

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,750,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000% 10/01/46 $ 3,794,511
105,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 63,000
500,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 350,000
1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,285,972
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,081,027
1,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,385,994
1,085,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .500 06/15/55 1,075,497
950,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .250 06/15/65 888,531
635,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .400 06/15/65 608,932
180,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 81,000
865,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 389,250
980,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 490
125,000 (a),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 13
2,000,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 1,897,608
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 930,581
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Wilson Preparatory Academy, Series 2019A
5 .000 06/15/49 967,053
600,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 340,276
1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,061,940
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 496,417
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 200,929
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,348,568
TOTAL WISCONSIN 40,038,609
TOTAL MUNICIPAL BONDS
(Cost $1,106,828,598) 1,068,105,633

Portfolio of Investments June 30, 2025
(continued)
Strategic Municipal Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 19
CAPITAL GOODS - 0.0%
$ 193,014 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
TOTAL LONG-TERM INVESTMENTS
(Cost $1,111,549,093) 1,073,078,687
BORROWINGS - (0.1)% (i) (774,836)
FLOATING RATE OBLIGATIONS - (3.2)% (34,290,000)
OTHER ASSETS & LIABILITIES, NET -  3.5% 37,635,655
NET ASSETS - 100% $ 1,075,649,506
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $280,099,028 or 26.1% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Borrowings as a percentage of Total Investments is 0.1%.

Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ – * $ –
Corporate Bonds – 4,549,323 423,712 4,973,035
Municipal Bonds – 1,068,105,339 294 1,068,105,633
Variable Rate Senior Loan Interests – – 19 19
Total $ – $ 1,072,654,662 $ 424,025 $ 1,073,078,687
* Value equals zero as of the end of the reporting period.